                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       20
Statement of Operations.....................................       24
Statement of Changes in Net Assets..........................       28
NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................       34
Statement of Operations.....................................       38
Statement of Changes in Net Assets..........................       42
NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................       48
NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................       69
Statement of Assets and Liabilities.........................       70
Statement of Operations.....................................       84
Statement of Changes in Net Assets..........................       92
Notes to Financial Statements...............................      104
MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Definition of Indices.......................................      M-2
Portfolio Managers' Comments................................      M-4
Directors and Officers......................................     M-47
Bond Portfolio - Initial Class and Service Class............     M-48
Capital Appreciation Portfolio - Initial Class and Service
  Class.....................................................     M-54
Cash Management Portfolio...................................     M-58
Convertible Portfolio - Initial Class and Service Class.....     M-63
Equity Income Portfolio - Initial Class and Service Class...     M-71
Government Portfolio - Initial Class and Service Class......     M-75
Growth Equity Portfolio - Initial Class and Service Class...     M-80
High Yield Corporate Bond Portfolio - Initial Class and
  Service Class.............................................     M-85
Indexed Equity Portfolio - Initial Class and Service
  Class.....................................................     M-98
International Equity Portfolio - Initial Class and Service
  Class.....................................................    M-107
Mid Cap Core Portfolio - Initial Class and Service Class....    M-112
Mid Cap Growth Portfolio - Initial Class and Service
  Class.....................................................    M-121
Small Cap Growth Portfolio - Initial Class and Service
  Class.....................................................    M-125
Total Return Portfolio - Initial Class and Service Class....    M-130
Value Portfolio - Initial Class and Service Class...........    M-140
American Century Income & Growth Portfolio - Initial Class
  and Service Class.........................................    M-144
Dreyfus Large Company Value Portfolio - Initial Class and
  Service Class.............................................    M-150
Eagle Asset Management Growth Equity Portfolio - Initial
  Class and Service Class...................................    M-154
Lord Abbett Developing Growth Portfolio - Initial Class and
  Service Class.............................................    M-158
Notes to Financial Statements...............................    M-163
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization Portfolio - Class O
  Shares and Class S Shares
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth Portfolio - Initial Shares and
  Service Shares
Fidelity(R) Variable Insurance Products Fund Contrafund(R)
  Portfolio - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity-Income
  Portfolio - Initial Class and Service Class 2
Janus Aspen Series Balanced Portfolio - Institutional Shares
  and Service Shares
Janus Aspen Series Worldwide Growth
  Portfolio - Institutional Shares and Service Shares
MFS(R) Investors Trust Series Portfolio - Initial Class and
  Service Class
MFS(R) Research Series Portfolio - Initial Class and Service
  Class
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
  and Class II
Van Eck Worldwide Hard Assets Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Semi-Annual Report for the LifeStages(R) variable annuity family of policies for the period ended June 30, 2003.

The international scene dominated the headlines in the first half of 2003. Unprecedented media access brought all of us to the front lines of the war in Iraq. The SARS epidemic added yet another blow to the already reeling airline and tourism industry. We also watched as our government continued the difficult task of encouraging peace in the Middle East while simultaneously shoring up efforts on the home front to protect our nation from terrorism.

Although the political and economic horizons remain clouded, a spark of optimism has had a positive effect on the markets, and stock indices have begun to move slowly upward. However, in late June, the Federal Reserve lowered interest rates yet again, expressing a concern that it is still too early to say whether the economy is on the road to sustained recovery.

Regardless of the turns or bumps in the road ahead, New York Life Insurance and Annuity Corporation (NYLIAC), and its parent company, New York Life Insurance Company, remain committed to helping you plan for the future. Our core values of financial strength, integrity and humanity, which have guided us through the economic ups and downs for more than a century and a half, continue to form the foundation of all of our actions. We have never failed to meet any of our obligations, and you can rest assured that remains our number one priority.

NYLIAC variable annuity policies are designed to help you attain your long-term financial goals. They offer a variety of investment divisions(1)and features to assist you in developing a diverse and disciplined investment strategy to help you to meet your objectives. This Semi-Annual Report is an excellent source of information on the investment allocations available within your policy. It provides performance data and separate account financial statements, along with portfolio manager commentaries and individual portfolio holdings for each of the investment divisions available to you.

We know there are other companies that offer similar products and services. We appreciate the trust you've placed with us as we work with you toward achieving your goals.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2003

------------
(1) The investment divisions offered through the NYLIAC LifeStages(R) variable annuities are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE
SUMMARY(1,7) -- NON-QUALIFIED POLICIES
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(7)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93     (7.37)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98     (2.94)
MainStay VP Growth Equity -- Initial Class                     1/23/84     12/15/93     (6.23)
MainStay VP Indexed Equity -- Initial Class                    1/29/93      1/29/93     (1.13)
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95     (3.28)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98     (7.30)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.11)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.08)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.30)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96     (2.00)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.52
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96     (1.18)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96     (9.85)
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98     (3.62)
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98     (6.46)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96     (2.03)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98     (1.09)
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96      5.58
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98     (5.60)
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     (9.78)
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93      1.36
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    (10.28)
Calvert Social Balanced                                         9/2/86       5/1/95      2.62
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96     (3.30)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96      1.38
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98     (3.27)
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98     (2.82)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93     10.49
MainStay VP Cash Management -- Current yield is (0.58)%(6)     1/29/93      1/29/93     (0.35)
MainStay VP Government -- Initial Class                        1/29/93      1/29/93      7.70
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95     21.76
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                        parentheses

                                                           ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(7)                                         YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.02)   (6.49)   5.41        5.91
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.55)    0.85     N/A        2.42
MainStay VP Growth Equity -- Initial Class                      (14.52)   (2.49)   7.75        7.82
MainStay VP Indexed Equity -- Initial Class                     (12.49)   (3.07)   8.26        8.23
MainStay VP International Equity -- Initial Class                (8.11)   (1.74)    N/A        3.13
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.10)   (5.39)    N/A       (4.78)
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A       (4.59)
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A      (10.14)
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A      (11.60)
Alger American Small Capitalization -- Class O Shares           (25.10)   (9.75)   1.64       (4.99)
Dreyfus IP Technology Growth -- Initial Shares                  (32.02)     N/A     N/A      (14.01)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.43)    1.09     N/A        7.11
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.18)   (4.06)    N/A        3.76
MFS(R) Research Series -- Initial Class                         (17.32)   (5.48)    N/A       (4.46)
Van Eck Worldwide Hard Assets                                    (1.47)   (1.36)   0.59       (1.85)
Van Kampen UIF Emerging Markets Equity -- Class I               (16.25)   (1.00)    N/A       (3.52)
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                          (9.90)   (2.66)    N/A       (1.99)
MainStay VP Convertible -- Initial Class                         (5.28)    3.75     N/A        6.43
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.02)   (1.90)    N/A       (1.92)
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A       (5.60)
MainStay VP Total Return -- Initial Class                        (9.89)   (0.96)   5.92        6.28
MainStay VP Value -- Initial Class                               (0.62)   (1.97)    N/A        5.85
Calvert Social Balanced                                          (6.85)   (0.84)   5.78        5.93
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.17)   (0.94)   8.33        5.10
Janus Aspen Series Balanced -- Institutional Shares              (4.00)    4.71     N/A        9.12
MFS(R) Investors Trust Series -- Initial Class                  (11.58)   (5.31)    N/A       (5.36)
T. Rowe Price Equity Income Portfolio                             2.48     1.65     N/A        1.51
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 8.46     5.71    5.45        5.44
MainStay VP Cash Management -- Current yield is (0.58)%(6)        1.56     2.45    2.92        2.85
MainStay VP Government -- Initial Class                           7.54     5.41    5.21        5.29
MainStay VP High Yield Corporate Bond -- Initial Class            4.76     4.64     N/A        7.83
------------------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(7)                                        YEAR    YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (13.20)  (22.72)   (7.35)   5.41        5.91
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.05)  (21.27)   (0.07)    N/A        1.69
MainStay VP Growth Equity -- Initial Class                    (12.14)  (16.35)   (3.38)   7.75        7.82
MainStay VP Indexed Equity -- Initial Class                    (7.36)  (14.37)   (3.96)   8.26        8.23
MainStay VP International Equity -- Initial Class              (9.37)  (10.08)   (2.64)    N/A        3.02
MainStay VP Lord Abbett Developing Growth -- Initial Class    (13.14)  (13.99)   (6.26)    N/A       (5.47)
MainStay VP Mid Cap Core -- Initial Class                      (8.27)     N/A      N/A     N/A       (7.71)
MainStay VP Mid Cap Growth -- Initial Class                   (14.80)     N/A      N/A     N/A      (13.06)
MainStay VP Small Cap Growth -- Initial Class                 (10.33)     N/A      N/A     N/A      (14.54)
Alger American Small Capitalization -- Class O Shares          (8.17)  (26.71)  (10.58)   1.64       (5.38)
Dreyfus IP Technology Growth -- Initial Shares                 (2.06)  (33.48)     N/A     N/A      (16.84)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (7.41)   (9.42)    0.16     N/A        6.67
Janus Aspen Series Worldwide Growth -- Institutional Shares   (15.53)  (22.88)   (4.94)    N/A        3.33
MFS(R) Research Series -- Initial Class                        (9.70)  (19.09)   (6.35)    N/A       (5.15)
Van Eck Worldwide Hard Assets                                 (12.36)   (3.59)   (2.26)   0.59       (2.55)
Van Kampen UIF Emerging Markets Equity -- Class I              (8.20)  (18.05)   (1.91)    N/A       (3.91)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (7.32)  (11.83)   (3.55)    N/A       (2.69)
MainStay VP Convertible -- Initial Class                       (1.07)   (7.31)    2.80     N/A        6.00
MainStay VP Dreyfus Large Company Value -- Initial Class      (11.54)   (7.05)   (2.80)    N/A       (2.62)
MainStay VP Equity Income -- Initial Class                    (15.46)     N/A      N/A     N/A       (8.66)
MainStay VP Total Return -- Initial Class                      (5.02)  (11.83)   (1.87)   5.92        6.28
MainStay VP Value -- Initial Class                            (15.93)   (2.75)   (2.87)    N/A        5.73
Calvert Social Balanced                                        (3.84)   (8.85)   (1.75)   5.78        5.81
Fidelity(R) VIP Equity-Income -- Initial Class                 (9.39)   (4.27)   (1.85)   8.33        4.67
Janus Aspen Series Balanced -- Institutional Shares            (5.01)   (6.06)    3.75     N/A        8.67
MFS(R) Investors Trust Series -- Initial Class                 (9.37)  (13.48)   (6.18)    N/A       (6.05)
T. Rowe Price Equity Income Portfolio                          (8.95)    0.28     0.72     N/A        0.78
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.53     6.13     4.74    5.45        5.44
MainStay VP Cash Management -- Current yield is (0.58)%(6)     (6.62)   (0.61)    1.52    2.92        2.85
MainStay VP Government -- Initial Class                         0.91     5.23     4.44    5.21        5.29
MainStay VP High Yield Corporate Bond -- Initial Class         14.09     2.51     3.68     N/A        7.71
-------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.30%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $10,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $10,000.

(2) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account-I. For periods prior to December 15, 1993, when the MainStay VP Bond, and MainStay VP Growth Equity commenced operations, and for periods prior to May 1, 1995, when the Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, for periods prior to June 1, 1998, when the MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, MFS(R) Investors Trust Series, MFS(R) Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, and for periods prior to July 6, 2001, when the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Equity Income and Dreyfus IP Technology Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Another version of the product is available that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7) -- TAX QUALIFIED POLICIES
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(7)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93     (7.37)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98     (2.94)
MainStay VP Growth Equity -- Initial Class                     1/23/84     12/15/93     (6.23)
MainStay VP Indexed Equity -- Initial Class                    1/29/93      1/29/93     (1.13)
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95     (3.28)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98     (7.30)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.11)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.08)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.30)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96     (2.00)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.52
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96     (1.18)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96     (9.85)
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98     (3.62)
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98     (6.46)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96     (2.03)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98     (1.09)
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96      5.58
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98     (5.60)
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     (9.78)
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93      1.36
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    (10.28)
Calvert Social Balanced                                         9/2/86       5/1/95      2.62
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96     (3.30)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96      1.38
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98     (3.27)
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98     (2.82)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93     10.49
MainStay VP Cash Management -- Current yield is (0.57)%(6)     1/29/93      1/29/93     (0.35)
MainStay VP Government -- Initial Class                        1/29/93      1/29/93      7.70
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95     21.76
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                            ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                 3        5        10       DIVISION
INVESTMENT DIVISIONS(7)                                        YEARS    YEARS    YEARS    INCEPTION(5)
EQUITY
--------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              (21.02)   (6.49)    5.41        5.91
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (19.55)    0.85      N/A        2.60
MainStay VP Growth Equity -- Initial Class                     (14.52)   (2.49)    7.75        7.81
MainStay VP Indexed Equity -- Initial Class                    (12.49)   (3.07)    8.26        8.23
MainStay VP International Equity -- Initial Class               (8.11)   (1.74)     N/A        3.14
MainStay VP Lord Abbett Developing Growth -- Initial Class     (12.10)   (5.39)     N/A       (4.75)
MainStay VP Mid Cap Core -- Initial Class                         N/A      N/A      N/A       (4.64)
MainStay VP Mid Cap Growth -- Initial Class                       N/A      N/A      N/A       (9.67)
MainStay VP Small Cap Growth -- Initial Class                     N/A      N/A      N/A      (10.69)
Alger American Small Capitalization -- Class O Shares          (25.10)   (9.75)    1.64       (5.00)
Dreyfus IP Technology Growth -- Initial Shares                 (32.02)     N/A      N/A      (15.55)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  (7.43)    1.09      N/A        6.82
Janus Aspen Series Worldwide Growth -- Institutional Shares    (21.18)   (4.06)     N/A        3.78
MFS(R) Research Series -- Initial Class                        (17.32)   (5.48)     N/A       (4.68)
Van Eck Worldwide Hard Assets                                   (1.47)   (1.36)    0.59       (1.54)
Van Kampen UIF Emerging Markets Equity -- Class I              (16.25)   (1.00)     N/A       (3.43)
--------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
--------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         (9.90)   (2.66)     N/A       (1.99)
MainStay VP Convertible -- Initial Class                        (5.28)    3.75      N/A        6.40
MainStay VP Dreyfus Large Company Value -- Initial Class        (5.02)   (1.90)     N/A       (1.66)
MainStay VP Equity Income -- Initial Class                        N/A      N/A      N/A       (6.37)
MainStay VP Total Return -- Initial Class                       (9.89)   (0.96)    5.92        6.28
MainStay VP Value -- Initial Class                              (0.62)   (1.97)     N/A        5.90
Calvert Social Balanced                                         (6.85)   (0.84)    5.78        5.94
Fidelity(R) VIP Equity-Income -- Initial Class                  (2.17)   (0.94)    8.33        4.99
Janus Aspen Series Balanced -- Institutional Shares             (4.00)    4.71      N/A        9.14
MFS(R) Investors Trust Series -- Initial Class                 (11.58)   (5.31)     N/A       (4.78)
T. Rowe Price Equity Income Portfolio                            2.48     1.65      N/A        1.66
--------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                8.46     5.71     5.45        5.44
MainStay VP Cash Management -- Current yield is (0.57)%(6)       1.56     2.45     2.92        2.85
MainStay VP Government -- Initial Class                          7.54     5.41     5.21        5.29
MainStay VP High Yield Corporate Bond -- Initial Class           4.76     4.64      N/A        7.82
--------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                             parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                                1        3        5        10       DIVISION
INVESTMENT DIVISIONS(7)                                        YEAR    YEARS    YEARS    YEARS    INCEPTION(5)
EQUITY
---------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (13.20)  (22.72)   (7.35)    5.41        5.91
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.05)  (21.27)   (0.07)     N/A        1.86
MainStay VP Growth Equity -- Initial Class                    (12.14)  (16.35)   (3.38)    7.75        7.81
MainStay VP Indexed Equity -- Initial Class                    (7.36)  (14.37)   (3.96)    8.26        8.23
MainStay VP International Equity -- Initial Class              (9.37)  (10.08)   (2.64)     N/A        3.03
MainStay VP Lord Abbett Developing Growth -- Initial Class    (13.14)  (13.99)   (6.26)     N/A       (5.43)
MainStay VP Mid Cap Core -- Initial Class                      (8.27)     N/A      N/A      N/A       (7.86)
MainStay VP Mid Cap Growth -- Initial Class                   (14.80)     N/A      N/A      N/A      (12.72)
MainStay VP Small Cap Growth -- Initial Class                 (10.33)     N/A      N/A      N/A      (13.62)
Alger American Small Capitalization -- Class O Shares          (8.17)  (26.71)  (10.58)    1.64       (5.39)
Dreyfus IP Technology Growth -- Initial Shares                 (2.06)  (33.48)     N/A      N/A      (18.37)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (7.41)   (9.42)    0.16      N/A        6.39
Janus Aspen Series Worldwide Growth -- Institutional Shares   (15.53)  (22.88)   (4.94)     N/A        3.36
MFS(R) Research Series -- Initial Class                        (9.70)  (19.09)   (6.35)     N/A       (5.36)
Van Eck Worldwide Hard Assets                                 (12.36)   (3.59)   (2.26)    0.59       (2.25)
Van Kampen UIF Emerging Markets Equity -- Class I              (8.20)  (18.05)   (1.91)     N/A       (3.82)
---------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (7.32)  (11.83)   (3.55)     N/A       (2.69)
MainStay VP Convertible -- Initial Class                       (1.07)   (7.31)    2.80      N/A        5.97
MainStay VP Dreyfus Large Company Value -- Initial Class      (11.54)   (7.05)   (2.80)     N/A       (2.37)
MainStay VP Equity Income -- Initial Class                    (15.46)     N/A      N/A      N/A       (9.44)
MainStay VP Total Return -- Initial Class                      (5.02)  (11.83)   (1.87)    5.92        6.28
MainStay VP Value -- Initial Class                            (15.93)   (2.75)   (2.87)     N/A        5.78
Calvert Social Balanced                                        (3.84)   (8.85)   (1.75)    5.78        5.83
Fidelity(R) VIP Equity-Income -- Initial Class                 (9.39)   (4.27)   (1.85)    8.33        4.56
Janus Aspen Series Balanced -- Institutional Shares            (5.01)   (6.06)    3.75      N/A        8.70
MFS(R) Investors Trust Series -- Initial Class                 (9.37)  (13.48)   (6.18)     N/A       (5.47)
T. Rowe Price Equity Income Portfolio                          (8.95)    0.28     0.72      N/A        0.93
---------------------------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.53     6.13     4.74     5.45        5.44
MainStay VP Cash Management -- Current yield is (0.57)%(6)     (6.62)   (0.61)    1.52     2.92        2.85
MainStay VP Government -- Initial Class                         0.91     5.23     4.44     5.21        5.29
MainStay VP High Yield Corporate Bond -- Initial Class         14.09     2.51     3.68      N/A        7.70
---------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.30%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $10,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $10,000.

(2) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account-II. For periods prior to December 15, 1993, when the MainStay VP Bond, and MainStay VP Growth Equity commenced operations, and for periods prior to May 1, 1995, when the Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, for periods prior to June 1, 1998, when the MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, MFS(R) Investors Trust Series, MFS(R) Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, and for periods prior to July 6, 2001, when the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Equity Income and Dreyfus IP Technology Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Another version of the product is available that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7,8)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(8)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95     (7.46)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98     (3.03)
MainStay VP Growth Equity -- Initial Class                     1/23/84       5/1/95     (6.33)
MainStay VP Indexed Equity -- Initial Class                    1/29/93       5/1/95     (1.23)
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95     (3.37)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98     (7.40)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.21)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.17)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.40)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96     (2.09)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.42
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96     (1.28)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96     (9.94)
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98     (3.72)
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98     (6.56)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96     (2.12)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98     (1.19)
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96      5.47
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98     (5.69)
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     (9.87)
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95      1.26
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    (10.37)
Calvert Social Balanced                                         9/2/86       5/1/95      2.52
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96     (3.40)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96      1.28
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98     (3.37)
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98     (2.92)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95     10.38
MainStay VP Cash Management -- Current yield is (0.66)%(6)     1/29/93       5/1/95     (0.45)
MainStay VP Government -- Initial Class                        1/29/93       5/1/95      7.59
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95     21.64
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                           ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                         YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.10)   (6.58)   5.31        4.46
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.63)    0.74     N/A        1.98
MainStay VP Growth Equity -- Initial Class                      (14.60)   (2.58)   7.64        7.35
MainStay VP Indexed Equity -- Initial Class                     (12.58)   (3.16)   8.15        7.67
MainStay VP International Equity -- Initial Class                (8.20)   (1.83)    N/A        3.51
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.19)   (5.50)    N/A       (6.55)
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A       (5.31)
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A      (12.51)
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A      (11.15)
Alger American Small Capitalization -- Class O Shares           (25.17)   (9.84)   1.54       (5.08)
Dreyfus IP Technology Growth -- Initial Shares                  (32.09)     N/A     N/A      (14.73)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.52)    0.99     N/A        7.08
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.26)   (4.15)    N/A        3.65
MFS(R) Research Series -- Initial Class                         (17.40)   (5.58)    N/A       (4.56)
Van Eck Worldwide Hard Assets                                    (1.57)   (1.46)   0.49       (1.19)
Van Kampen UIF Emerging Markets Equity -- Class I               (16.33)   (1.10)    N/A       (3.53)
-------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                          (9.99)   (2.76)    N/A       (2.46)
MainStay VP Convertible -- Initial Class                         (5.37)    3.65     N/A        6.36
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.11)   (2.00)    N/A       (2.43)
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A       (6.15)
MainStay VP Total Return -- Initial Class                        (9.98)   (1.05)   5.82        5.63
MainStay VP Value -- Initial Class                               (0.72)   (2.06)    N/A        5.61
Calvert Social Balanced                                          (6.95)   (0.94)   5.67        5.48
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.27)   (1.04)   8.22        4.85
Janus Aspen Series Balanced -- Institutional Shares              (4.10)    4.60     N/A        9.13
MFS(R) Investors Trust Series -- Initial Class                  (11.67)   (5.41)    N/A       (5.16)
T. Rowe Price Equity Income Portfolio                             2.38     1.55     N/A        1.41
-------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 8.35     5.60    5.35        5.69
MainStay VP Cash Management -- Current yield is (0.66)%(6)        1.46     2.36    2.82        2.90
MainStay VP Government -- Initial Class                           7.43     5.31    5.11        5.49
MainStay VP High Yield Corporate Bond -- Initial Class            4.65     4.54     N/A        7.71
-------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                             parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                        YEAR    YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (13.29)  (22.79)   (7.43)   5.31        4.46
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.14)  (21.35)   (0.18)    N/A        1.26
MainStay VP Growth Equity -- Initial Class                    (12.23)  (16.44)   (3.48)   7.64        7.35
MainStay VP Indexed Equity -- Initial Class                    (7.45)  (14.45)   (4.05)   8.15        7.67
MainStay VP International Equity -- Initial Class              (9.46)  (10.17)   (2.73)    N/A        3.51
MainStay VP Lord Abbett Developing Growth -- Initial Class    (13.23)  (14.07)   (6.36)    N/A       (7.21)
MainStay VP Mid Cap Core -- Initial Class                      (8.37)     N/A      N/A     N/A       (8.35)
MainStay VP Mid Cap Growth -- Initial Class                   (14.89)     N/A      N/A     N/A      (15.32)
MainStay VP Small Cap Growth -- Initial Class                 (10.42)     N/A      N/A     N/A      (14.00)
Alger American Small Capitalization -- Class O Shares          (8.26)  (26.78)  (10.67)   1.54       (5.08)
Dreyfus IP Technology Growth -- Initial Shares                 (2.16)  (33.55)     N/A     N/A      (17.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (7.50)   (9.51)    0.06     N/A        7.08
Janus Aspen Series Worldwide Growth -- Institutional Shares   (15.61)  (22.95)   (5.03)    N/A        3.65
MFS(R) Research Series -- Initial Class                        (9.79)  (19.17)   (6.44)    N/A       (5.25)
Van Eck Worldwide Hard Assets                                 (12.45)   (3.68)   (2.36)   0.49       (1.91)
Van Kampen UIF Emerging Markets Equity -- Class I              (8.29)  (18.13)   (2.01)    N/A       (3.53)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (7.42)  (11.92)   (3.65)    N/A       (3.15)
MainStay VP Convertible -- Initial Class                       (1.17)   (7.40)    2.77     N/A        6.36
MainStay VP Dreyfus Large Company Value -- Initial Class      (11.63)   (7.15)   (2.90)    N/A       (3.12)
MainStay VP Equity Income -- Initial Class                    (15.55)     N/A      N/A     N/A       (9.17)
MainStay VP Total Return -- Initial Class                      (5.12)  (11.92)   (1.96)   5.82        5.63
MainStay VP Value -- Initial Class                            (16.01)   (2.85)   (2.96)    N/A        5.61
Calvert Social Balanced                                        (3.94)   (8.94)   (1.85)   5.67        5.48
Fidelity(R) VIP Equity-Income -- Initial Class                 (9.48)   (4.37)   (1.95)   8.22        4.85
Janus Aspen Series Balanced -- Institutional Shares            (5.10)   (6.16)    3.75     N/A        9.13
MFS(R) Investors Trust Series -- Initial Class                 (9.46)  (13.57)   (6.27)    N/A       (5.84)
T. Rowe Price Equity Income Portfolio                          (9.04)    0.18     0.62     N/A        0.68
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.43     6.32     4.79    5.35        5.69
MainStay VP Cash Management -- Current yield is (0.66)%(6)     (6.73)   (0.72)    1.43    2.82        2.90
MainStay VP Government -- Initial Class                         0.81     5.37     4.48    5.11        5.49
MainStay VP High Yield Corporate Bond -- Initial Class         14.64     2.48     3.69     N/A        7.71
-------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000.

(2) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. For periods prior to May 1, 1995, when the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Total Return, and Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, for periods prior to May 1, 1998, when the MFS(R) Investors Trust Series, MFS(R) Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, and for periods prior to July 6, 2001, when the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Equity Income and Dreyfus IP Technology Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the 6th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) Please contact your Registered Representative for the LifeStages(R) Variable Annuity performance summary for policies purchased after June 2, 2003.

(8) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Variable Annuity were discontinued June 1, 2003. Another version of the product is available in certain jurisdictions that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7,8) INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(8)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95     (7.46)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98     (3.03)
MainStay VP Growth Equity -- Initial Class                     1/23/84       5/1/95     (6.33)
MainStay VP Indexed Equity -- Initial Class                    1/29/93       5/1/95     (1.23)
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95     (3.37)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98     (7.40)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.21)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.17)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.40)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96     (2.09)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.42
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96     (1.28)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96     (9.94)
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98     (3.72)
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98     (6.56)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96     (2.12)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98     (1.19)
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96      5.47
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98     (5.69)
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     (9.87)
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95      1.26
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    (10.37)
Calvert Social Balanced                                         9/2/86       5/1/95      2.52
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96     (3.40)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96      1.28
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98     (3.37)
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98     (2.92)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95     10.38
MainStay VP Cash Management -- Current yield is (0.66)%(6)     1/29/93       5/1/95     (0.45)
MainStay VP Government -- Initial Class                        1/29/93       5/1/95      7.59
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95     21.64
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                            ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                         YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.10)   (6.58)   5.31        4.46
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.63)    0.74     N/A        1.98
MainStay VP Growth Equity -- Initial Class                      (14.60)   (2.58)   7.64        7.35
MainStay VP Indexed Equity -- Initial Class                     (12.58)   (3.16)   8.15        7.67
MainStay VP International Equity -- Initial Class                (8.20)   (1.83)    N/A        3.51
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.19)   (5.50)    N/A       (6.55)
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A       (5.31)
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A      (12.51)
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A      (11.15)
Alger American Small Capitalization -- Class O Shares           (25.17)   (9.84)   1.54       (5.08)
Dreyfus IP Technology Growth -- Initial Shares                  (32.09)     N/A     N/A      (14.73)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.52)    0.99     N/A        7.08
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.26)   (4.15)    N/A        3.65
MFS(R) Research Series -- Initial Class                         (17.40)   (5.58)    N/A       (4.56)
Van Eck Worldwide Hard Assets                                    (1.57)   (1.46)   0.49       (1.19)
Van Kampen UIF Emerging Markets Equity -- Class I               (16.33)   (1.10)    N/A       (3.53)
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                          (9.99)   (2.76)    N/A       (2.46)
MainStay VP Convertible -- Initial Class                         (5.37)    3.65     N/A        6.36
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.11)   (2.00)    N/A       (2.43)
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A       (6.15)
MainStay VP Total Return -- Initial Class                        (9.98)   (1.05)   5.82        5.63
MainStay VP Value -- Initial Class                               (0.72)   (2.06)    N/A        5.61
Calvert Social Balanced                                          (6.95)   (0.94)   5.67        5.48
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.27)   (1.04)   8.22        4.85
Janus Aspen Series Balanced -- Institutional Shares              (4.10)    4.60     N/A        9.13
MFS(R) Investors Trust Series -- Initial Class                  (11.67)   (5.41)    N/A       (5.16)
T. Rowe Price Equity Income Portfolio                             2.38     1.55     N/A        1.41
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 8.35     5.60    5.35        5.69
MainStay VP Cash Management -- Current yield is (0.66)%(6)        1.46     2.36    2.82        2.90
MainStay VP Government -- Initial Class                           7.43     5.31    5.11        5.49
MainStay VP High Yield Corporate Bond -- Initial Class            4.65     4.54     N/A        7.71
------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                             parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                        YEAR    YEARS    YEARS    YEARS   INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (13.29)  (22.79)   (7.43)   5.31        4.34
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.14)  (21.35)   (0.18)    N/A        1.26
MainStay VP Growth Equity -- Initial Class                    (12.23)  (16.44)   (3.48)   7.64        7.23
MainStay VP Indexed Equity -- Initial Class                    (7.45)  (14.45)   (4.05)   8.15        7.55
MainStay VP International Equity -- Initial Class              (9.46)  (10.17)   (2.73)    N/A        3.39
MainStay VP Lord Abbett Developing Growth -- Initial Class    (13.23)  (14.07)   (6.36)    N/A       (7.21)
MainStay VP Mid Cap Core -- Initial Class                      (8.37)     N/A      N/A     N/A       (8.35)
MainStay VP Mid Cap Growth -- Initial Class                   (14.89)     N/A      N/A     N/A      (15.32)
MainStay VP Small Cap Growth -- Initial Class                 (10.42)     N/A      N/A     N/A      (14.00)
Alger American Small Capitalization -- Class O Shares          (8.26)  (26.78)  (10.67)   1.54       (5.46)
Dreyfus IP Technology Growth -- Initial Shares                 (2.16)  (33.55)     N/A     N/A      (17.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (7.50)   (9.51)    0.06     N/A        6.64
Janus Aspen Series Worldwide Growth -- Institutional Shares   (15.61)  (22.95)   (5.03)    N/A        3.23
MFS(R) Research Series -- Initial Class                        (9.79)  (19.17)   (6.44)    N/A       (5.25)
Van Eck Worldwide Hard Assets                                 (12.45)   (3.68)   (2.36)   0.49       (1.91)
Van Kampen UIF Emerging Markets Equity -- Class I              (8.29)  (18.13)   (2.01)    N/A       (3.92)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (7.42)  (11.92)   (3.65)    N/A       (3.15)
MainStay VP Convertible -- Initial Class                       (1.17)   (7.40)    2.70     N/A        5.93
MainStay VP Dreyfus Large Company Value -- Initial Class      (11.63)   (7.15)   (2.90)    N/A       (3.12)
MainStay VP Equity Income -- Initial Class                    (15.55)     N/A      N/A     N/A       (9.17)
MainStay VP Total Return -- Initial Class                      (5.12)  (11.92)   (1.96)   5.82        5.51
MainStay VP Value -- Initial Class                            (16.01)   (2.85)   (2.96)    N/A        5.49
Calvert Social Balanced                                        (3.94)   (8.94)   (1.85)   5.67        5.36
Fidelity(R) VIP Equity-Income -- Initial Class                 (9.48)   (4.37)   (1.95)   8.22        4.43
Janus Aspen Series Balanced -- Institutional Shares            (5.10)   (6.16)    3.64     N/A        8.69
MFS(R) Investors Trust Series -- Initial Class                 (9.46)  (13.57)   (6.27)    N/A       (5.84)
T. Rowe Price Equity Income Portfolio                          (9.04)    0.18     0.62     N/A        0.68
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.43     6.02     4.64    5.35        5.58
MainStay VP Cash Management -- Current yield is (0.66)%(6)     (6.73)   (0.72)    1.42    2.82        2.78
MainStay VP Government -- Initial Class                         0.81     5.13     4.34    5.11        5.37
MainStay VP High Yield Corporate Bond -- Initial Class         13.97     2.41     3.58     N/A        7.59
-------------------------------------------------------------------------------------------------------------

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Accordingly, performance figures for periods prior to that date reflect the historic performance of NYLIAC Variable Annuity Separate Account III, which reflects the same level of charges that apply to the LifeStages(R) Flexible Premium Variable Annuity.

    Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to $30 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000.

(2) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. For periods prior to May 1, 1995, when the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Total Return, and Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, for periods prior to May 1, 1998, when the MFS(R) Investors Trust Series, MFS(R) Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, and for periods prior to July 6, 2001, when the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Equity Income and Dreyfus IP Technology Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) Please contact your Registered Representative for the LifeStages(R) Flexible Premium Variable Annuity for policies purchased after June 2, 2003.

(8) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued on June 1, 2003. Another version of the product is available that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY(1)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003(5)

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1        3        5       10
INVESTMENT DIVISIONS                                            DATE       DATE(2)      YEAR    YEARS    YEARS    YEARS
EQUITY
-----------------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00     (7.60)  (21.22)   (6.72)   5.16
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      3/13/00     (3.18)  (19.75)    0.60     N/A
MainStay VP Growth Equity -- Initial Class                     1/23/84      3/13/00     (6.47)  (14.73)   (2.73)   7.48
MainStay VP Indexed Equity -- Initial Class                    1/29/93      3/13/00     (1.38)  (12.71)   (3.31)   7.99
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00     (3.52)   (8.34)   (1.98)    N/A
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      3/13/00     (7.53)  (12.32)   (5.63)    N/A
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.35)     N/A      N/A     N/A
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.30)     N/A      N/A     N/A
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.54)     N/A      N/A     N/A
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00     (2.24)  (25.29)   (9.97)   1.39
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.26   (32.19)     N/A     N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00     (1.43)   (7.66)    0.84     N/A
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00    (10.08)  (21.38)   (4.30)    N/A
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00     (3.87)  (17.52)   (5.72)    N/A
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00     (6.70)   (1.72)   (1.61)   0.34
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00     (2.27)  (16.46)   (1.24)    N/A
-----------------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      3/13/00     (1.34)  (10.12)   (2.90)    N/A
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00      5.31    (5.51)    3.50     N/A
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      3/13/00     (5.83)   (5.25)   (2.14)    N/A
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01    (10.00)     N/A      N/A     N/A
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00      1.11   (10.12)   (1.20)   5.66
MainStay VP Value -- Initial Class                              5/1/95      3/13/00    (10.50)   (0.87)   (2.21)    N/A
Calvert Social Balanced                                         9/2/86      3/13/00      2.36    (7.08)   (1.09)   5.52
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00     (3.54)   (2.42)   (1.19)   8.06
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00      1.12    (4.24)    4.45     N/A
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00     (3.51)  (11.80)   (5.55)    N/A
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00     (3.07)    2.22     1.40     N/A
-----------------------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00     10.22     8.19     5.45    5.19
MainStay VP Cash Management -- Current yield is (0.78)%(4)     1/29/93      3/13/00     (0.60)    1.31     2.21    2.67
MainStay VP Government -- Initial Class                        1/29/93      3/13/00      7.43     7.27     5.15    4.96
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00     21.45     4.50     4.38     N/A
-----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses

                                                                 SINCE
                                                               INVESTMENT
                                                                DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(3)
EQUITY
----------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class                (18.22)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                          (14.31)
MainStay VP Growth Equity -- Initial Class                       (14.47)
MainStay VP Indexed Equity -- Initial Class                      (11.25)
MainStay VP International Equity -- Initial Class                 (7.08)
MainStay VP Lord Abbett Developing Growth -- Initial Class       (12.66)
MainStay VP Mid Cap Core -- Initial Class                         (2.37)
MainStay VP Mid Cap Growth -- Initial Class                       (1.18)
MainStay VP Small Cap Growth -- Initial Class                    (10.34)
Alger American Small Capitalization -- Class O Shares            (20.31)
Dreyfus IP Technology Growth -- Initial Shares                    (6.39)
Fidelity(R) VIP Contrafund(R) -- Initial Class                    (5.72)
Janus Aspen Series Worldwide Growth -- Institutional Shares      (17.84)
MFS(R) Research Series -- Initial Class                          (17.28)
Van Eck Worldwide Hard Assets                                     (2.43)
Van Kampen UIF Emerging Markets Equity -- Class I                (17.37)
----------------------------------------------------------------------------
EQUITY AND INCOME
----------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                          (10.05)
MainStay VP Convertible -- Initial Class                          (4.89)
MainStay VP Dreyfus Large Company Value -- Initial Class          (6.62)
MainStay VP Equity Income -- Initial Class                        (6.60)
MainStay VP Total Return -- Initial Class                        (10.39)
MainStay VP Value -- Initial Class                                (3.07)
Calvert Social Balanced                                           (7.08)
Fidelity(R) VIP Equity-Income -- Initial Class                    (3.54)
Janus Aspen Series Balanced -- Institutional Shares               (2.18)
MFS(R) Investors Trust Series -- Initial Class                   (12.02)
T. Rowe Price Equity Income Portfolio                              0.85
----------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                  8.31
MainStay VP Cash Management -- Current yield is (0.78)%(4)         1.38
MainStay VP Government -- Initial Class                            7.19
MainStay VP High Yield Corporate Bond -- Initial Class             4.89
----------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.55%. A policy service fee of $40 is not included in these charges but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $50,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $50,000.

(2) The LifeStages(R) Access Variable Annuity was first offered for sale on May 19, 2000. Each of the Portfolios and Investment Divisions, with the exception of the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth and MainStay VP Equity Income, existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(5) No contingent deferred sales charges are assessed under the LifeStages(R) Access Variable Annuity. Therefore, the values shown are applicable if the policy is surrendered or not surrendered. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Access Variable Annuity and described herein are different mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

The LifeStages(R) Access Variable Annuity is no longer available for sale.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7,8) INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(8)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00     (7.65)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      7/10/00     (3.23)
MainStay VP Growth Equity -- Initial Class                     1/23/84      7/10/00     (6.52)
MainStay VP Indexed Equity -- Initial Class                    1/29/93      7/10/00     (1.43)
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00     (3.57)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      7/10/00     (7.58)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     (2.40)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     (9.35)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     (4.59)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00     (2.29)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01      4.21
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00     (1.48)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00    (10.12)
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00     (3.92)
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00     (6.75)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00     (2.32)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      7/10/00     (1.39)
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00      5.26
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      7/10/00     (5.88)
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01    (10.05)
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00      1.06
MainStay VP Value -- Initial Class                              5/1/95      7/10/00    (10.55)
Calvert Social Balanced                                         9/2/86      7/10/00      2.31
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00     (3.59)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00      1.07
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00     (3.56)
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00     (3.12)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00     10.16
MainStay VP Cash Management -- Current yield is (0.83)%(6)     1/29/93      7/10/00     (0.65)
MainStay VP Government -- Initial Class                        1/29/93      7/10/00      7.37
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00     21.39
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                            ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                          YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.26)   (6.76)   5.10      (21.81)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.79)    0.55     N/A      (19.64)
MainStay VP Growth Equity -- Initial Class                      (14.77)   (2.78)   7.43      (14.99)
MainStay VP Indexed Equity -- Initial Class                     (12.75)   (3.35)   7.94      (12.79)
MainStay VP International Equity -- Initial Class                (8.39)   (2.03)    N/A       (6.98)
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.36)   (5.68)    N/A      (12.56)
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A       (3.81)
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A      (11.91)
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A      (11.60)
Alger American Small Capitalization -- Class O Shares           (25.32)  (10.02)   1.34      (23.62)
Dreyfus IP Technology Growth -- Initial Shares                  (32.23)     N/A     N/A      (14.27)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.71)    0.79     N/A       (7.35)
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.42)   (4.34)    N/A      (21.27)
MFS(R) Research Series -- Initial Class                         (17.57)   (5.76)    N/A      (19.50)
Van Eck Worldwide Hard Assets                                    (1.77)   (1.65)   0.29       (2.03)
Van Kampen UIF Emerging Markets Equity -- Class I               (16.50)   (1.29)    N/A      (13.79)
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         (10.17)   (2.95)    N/A      (10.98)
MainStay VP Convertible -- Initial Class                         (5.56)    3.45     N/A       (6.73)
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.30)   (2.19)    N/A       (7.18)
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A       (5.68)
MainStay VP Total Return -- Initial Class                       (10.16)   (1.25)   5.61      (12.38)
MainStay VP Value -- Initial Class                               (0.92)   (2.25)    N/A       (4.90)
Calvert Social Balanced                                          (7.13)   (1.14)   5.46       (8.42)
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.47)   (1.24)   8.00       (4.25)
Janus Aspen Series Balanced -- Institutional Shares              (4.29)    4.40     N/A       (4.35)
MFS(R) Investors Trust Series -- Initial Class                  (11.85)   (5.59)    N/A      (13.15)
T. Rowe Price Equity Income Portfolio                             2.17     1.35     N/A        0.17
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 8.13     5.39    5.14        8.05
MainStay VP Cash Management -- Current yield is (0.83)%(6)        1.26     2.16    2.62        1.16
MainStay VP Government -- Initial Class                           7.22     5.10    4.90        7.21
MainStay VP High Yield Corporate Bond -- Initial Class            4.44     4.33     N/A        4.62
------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                             parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (14.30)  (23.19)   (7.79)   5.10      (23.79)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       (10.20)  (21.76)   (0.56)    N/A      (21.68)
MainStay VP Growth Equity -- Initial Class                    (13.25)  (16.87)   (3.85)   7.43      (17.14)
MainStay VP Indexed Equity -- Initial Class                    (8.53)  (14.90)   (4.42)   7.94      (15.00)
MainStay VP International Equity -- Initial Class             (10.51)  (10.64)   (3.11)    N/A       (9.34)
MainStay VP Lord Abbett Developing Growth -- Initial Class    (14.24)  (14.52)   (6.72)    N/A      (14.79)
MainStay VP Mid Cap Core -- Initial Class                      (9.43)     N/A      N/A     N/A       (7.68)
MainStay VP Mid Cap Growth -- Initial Class                   (15.88)     N/A      N/A     N/A      (15.23)
MainStay VP Small Cap Growth -- Initial Class                 (11.46)     N/A      N/A     N/A      (14.93)
Alger American Small Capitalization -- Class O Shares          (9.33)  (27.16)  (11.01)   1.34      (25.57)
Dreyfus IP Technology Growth -- Initial Shares                 (3.29)  (33.89)     N/A     N/A      (17.50)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (8.57)   (9.98)   (0.33)    N/A       (9.70)
Janus Aspen Series Worldwide Growth -- Institutional Shares   (16.59)  (23.35)   (5.40)    N/A      (23.26)
MFS(R) Research Series -- Initial Class                       (10.83)  (19.59)   (6.81)    N/A      (21.57)
Van Eck Worldwide Hard Assets                                 (13.46)   (4.18)   (2.74)   0.29       (4.78)
Van Kampen UIF Emerging Markets Equity -- Class I              (9.35)  (18.56)   (2.38)    N/A      (16.06)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (8.49)  (12.38)   (4.02)    N/A      (13.25)
MainStay VP Convertible -- Initial Class                       (2.32)   (7.88)    2.38     N/A       (9.16)
MainStay VP Dreyfus Large Company Value -- Initial Class      (12.66)   (7.63)   (3.27)    N/A       (9.54)
MainStay VP Equity Income -- Initial Class                    (16.53)     N/A      N/A     N/A       (9.17)
MainStay VP Total Return -- Initial Class                      (6.22)  (12.37)   (2.34)   5.61      (14.66)
MainStay VP Value -- Initial Class                            (16.99)   (3.35)   (3.33)    N/A       (7.40)
Calvert Social Balanced                                        (5.05)   (9.42)   (2.23)   5.46      (10.80)
Fidelity(R) VIP Equity-Income -- Initial Class                (10.53)   (4.87)   (2.33)   8.00       (6.69)
Janus Aspen Series Balanced -- Institutional Shares            (6.20)   (6.64)    3.37     N/A       (6.78)
MFS(R) Investors Trust Series -- Initial Class                (10.51)  (14.02)   (6.64)    N/A      (15.39)
T. Rowe Price Equity Income Portfolio                         (10.09)   (0.34)    0.23     N/A       (2.41)
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               2.23     5.80     4.40    5.14        5.57
MainStay VP Cash Management -- Current yield is (0.83)%(6)     (7.81)   (1.23)    1.03    2.62       (1.41)
MainStay VP Government -- Initial Class                        (0.36)    4.84     4.10    4.90        4.61
MainStay VP High Yield Corporate Bond -- Initial Class         13.39     1.94     3.30     N/A        1.98
-------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.60% but does not include any credits applied. A policy service fee, equal to $30 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $100,000.

(2) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Each of the Portfolios and Investment Divisions, with the exception of the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth and MainStay VP Equity Income, existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 3% by the 8th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) Please contact your Registered Representative for the LifeStages(R) Premium Plus Variable Annuity performance summary for policies purchased after June 2, 2003.

(8) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a contract with a credit may be higher than those for other contracts, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

The Investment Divisions offered through the LifeStages(R) Premium Plus Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Premium Plus Variable Annuity were discontinued on June 1, 2003. Another version is available that offers different classes/shares of Investment Divisions. Please contact your Registered Representative for more information.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7,8) INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(8)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02     (7.51)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02     (3.08)
MainStay VP Growth Equity -- Initial Class                     1/23/84      5/10/02     (6.37)
MainStay VP Indexed Equity -- Initial Class                    1/29/93      5/10/02     (1.28)
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02     (3.42)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02     (7.44)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02     (2.26)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02     (9.21)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02     (4.45)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02     (2.14)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02      4.37
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02     (1.33)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02     (9.99)
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02     (3.77)
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02     (6.61)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02     (2.17)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02     (1.24)
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02      5.42
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02     (5.74)
MainStay VP Equity Income -- Initial Class                      7/2/01      5/10/02     (9.91)
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02      1.21
MainStay VP Value -- Initial Class                              5/1/95      5/10/02    (10.41)
Calvert Social Balanced                                         9/2/86      5/10/02      2.47
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02     (3.44)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02      1.23
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02     (3.42)
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02     (2.97)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02     10.33
MainStay VP Cash Management -- Current yield is (0.70)%(6)     1/29/93      5/10/02     (0.50)
MainStay VP Government -- Initial Class                        1/29/93      5/10/02      7.54
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02     21.57
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                        parentheses

                                                           ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                          YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.14)   (6.62)   5.26      (16.30)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.67)    0.70     N/A      (10.45)
MainStay VP Growth Equity -- Initial Class                      (14.65)   (2.63)   7.59      (10.86)
MainStay VP Indexed Equity -- Initial Class                     (12.62)   (3.21)   8.10       (8.10)
MainStay VP International Equity -- Initial Class                (8.25)   (1.88)    N/A       (4.07)
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.23)   (5.54)    N/A       (9.74)
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A       (8.07)
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A      (14.51)
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A      (13.40)
Alger American Small Capitalization -- Class O Shares           (25.21)   (9.88)   1.49       (5.79)
Dreyfus IP Technology Growth -- Initial Shares                  (32.12)     N/A     N/A      (10.21)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.57)    0.94     N/A       (5.52)
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.30)   (4.20)    N/A      (15.81)
MFS(R) Research Series -- Initial Class                         (17.44)   (5.62)    N/A      (12.09)
Van Eck Worldwide Hard Assets                                    (1.62)   (1.51)   0.44       (9.73)
Van Kampen UIF Emerging Markets Equity -- Class I               (16.38)   (1.14)    N/A      (11.34)
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         (10.03)   (2.80)    N/A       (8.67)
MainStay VP Convertible -- Initial Class                         (5.42)    3.61     N/A        0.70
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.16)   (2.04)    N/A       (8.10)
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A      (12.47)
MainStay VP Total Return -- Initial Class                       (10.03)   (1.10)   5.77       (5.07)
MainStay VP Value -- Initial Class                               (0.77)   (2.11)    N/A      (16.05)
Calvert Social Balanced                                          (5.52)   (0.99)   5.62       (0.15)
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.32)   (1.09)   8.16       (9.42)
Janus Aspen Series Balanced -- Institutional Shares              (4.15)    4.55     N/A       (2.66)
MFS(R) Investors Trust Series -- Initial Class                  (11.72)   (5.45)    N/A      (10.70)
T. Rowe Price Equity Income Portfolio                             2.33     1.50     N/A       (9.77)
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 8.29     5.55    5.30       10.05
MainStay VP Cash Management -- Current yield is (0.70)%(6)        1.41     2.31    2.77       (0.43)
MainStay VP Government -- Initial Class                           7.38     5.26    5.06        8.42
MainStay VP High Yield Corporate Bond -- Initial Class            4.60     4.49     N/A       14.18
------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                              parentheses

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (13.33)  (22.83)   (7.66)   5.26      (21.01)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.19)  (21.39)   (0.41)    N/A      (15.64)
MainStay VP Growth Equity -- Initial Class                    (12.27)  (16.48)   (3.71)   7.59      (15.85)
MainStay VP Indexed Equity -- Initial Class                    (7.50)  (14.50)   (4.28)   8.10      (13.23)
MainStay VP International Equity -- Initial Class              (9.51)  (10.22)   (2.96)    N/A       (9.67)
MainStay VP Lord Abbett Developing Growth -- Initial Class    (13.27)  (14.12)   (6.58)    N/A      (15.05)
MainStay VP Mid Cap Core -- Initial Class                      (8.41)     N/A      N/A     N/A      (13.25)
MainStay VP Mid Cap Growth -- Initial Class                   (14.93)     N/A      N/A     N/A      (19.32)
MainStay VP Small Cap Growth -- Initial Class                 (10.47)     N/A      N/A     N/A      (18.28)
Alger American Small Capitalization -- Class O Shares          (8.31)  (26.82)  (10.88)   1.49      (11.33)
Dreyfus IP Technology Growth -- Initial Shares                 (2.21)  (33.58)     N/A     N/A      (15.33)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (7.55)   (9.55)   (0.18)    N/A      (10.89)
Janus Aspen Series Worldwide Growth -- Institutional Shares   (15.66)  (22.99)   (5.26)    N/A      (20.54)
MFS(R) Research Series -- Initial Class                        (9.83)  (19.21)   (6.67)    N/A      (17.12)
Van Eck Worldwide Hard Assets                                 (12.49)   (3.73)   (2.60)   0.44      (14.83)
Van Kampen UIF Emerging Markets Equity -- Class I              (8.34)  (18.17)   (2.24)    N/A      (16.34)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (7.46)  (11.96)   (3.87)    N/A      (13.78)
MainStay VP Convertible -- Initial Class                       (1.22)   (7.45)    2.54     N/A       (5.02)
MainStay VP Dreyfus Large Company Value -- Initial Class      (11.68)   (7.19)   (3.12)    N/A      (17.02)
MainStay VP Equity Income -- Initial Class                    (15.59)     N/A      N/A     N/A      (17.40)
MainStay VP Total Return -- Initial Class                      (5.16)  (11.96)   (2.19)   5.77      (10.39)
MainStay VP Value -- Initial Class                            (16.06)   (2.90)   (3.19)    N/A      (20.77)
Calvert Social Balanced                                        (3.99)   (7.55)   (2.08)   5.62       (6.03)
Fidelity(R) VIP Equity-Income -- Initial Class                 (9.53)   (4.42)   (2.18)   8.16      (14.58)
Janus Aspen Series Balanced -- Institutional Shares            (5.15)   (6.20)    3.53     N/A       (8.16)
MFS(R) Investors Trust Series -- Initial Class                 (9.50)  (13.61)   (6.50)    N/A      (15.71)
T. Rowe Price Equity Income Portfolio                          (9.08)    0.13     0.38     N/A      (14.86)
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.38     6.27     4.57    5.30        3.85
MainStay VP Cash Management -- Current yield is (0.70)%(6)     (6.77)   (0.77)    1.19    2.77       (6.13)
MainStay VP Government -- Initial Class                         0.76     5.31     4.26    5.06        2.31
MainStay VP High Yield Corporate Bond -- Initial Class         14.57     2.42     3.46     N/A        8.03
-------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.45%. A policy service fee, equal to $30 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $50,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $50,000.

(2) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the 7th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) Please contact your Registered Representative for the LifeStages(R) Essentials Variable Annuity performance summary for policies purchased after June 2, 2003.

(8) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Essentials Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Essentials Variable Annuity were discontinued on June 1, 2003. Another version of the product is available that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY(1,7,8)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(8)                                         DATE       DATE(2)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02     (7.88)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02     (3.47)
MainStay VP Growth Equity -- Initial Class                     1/23/84      5/10/02     (6.75)
MainStay VP Indexed Equity -- Initial Class                    1/29/93      5/10/02     (1.68)
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02     (3.81)
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02     (7.81)
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02     (2.65)
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02     (9.58)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02     (4.83)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02     (2.54)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02      3.95
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02     (1.73)
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02    (10.35)
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02     (4.16)
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02     (6.98)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02     (2.57)
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02     (1.64)
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02      5.00
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02     (6.12)
MainStay VP Equity Income -- Initial Class                      7/2/01      5/10/02    (10.28)
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02      0.81
MainStay VP Value -- Initial Class                              5/1/95      5/10/02    (10.77)
Calvert Social Balanced                                         9/2/86      5/10/02      2.06
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02     (3.83)
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02      0.82
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02     (3.81)
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02     (3.36)
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02      9.88
MainStay VP Cash Management -- Current yield is (1.05)%(6)     1/29/93      5/10/02     (0.90)
MainStay VP Government -- Initial Class                        1/29/93      5/10/02      7.10
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02     21.09
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                        parentheses

                                                           ASSUMING CONTRACT NOT SURRENDERED(%)(3)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                  3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                          YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class               (21.45)   (7.00)   4.84        0.75
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (19.99)    0.30     N/A        7.68
MainStay VP Growth Equity -- Initial Class                      (14.99)   (3.02)   7.16       (0.64)
MainStay VP Indexed Equity -- Initial Class                     (12.97)   (3.59)   7.67        8.81
MainStay VP International Equity -- Initial Class                (8.62)   (2.27)    N/A        5.90
MainStay VP Lord Abbett Developing Growth -- Initial Class      (12.58)   (5.91)    N/A       11.78
MainStay VP Mid Cap Core -- Initial Class                          N/A      N/A     N/A        8.09
MainStay VP Mid Cap Growth -- Initial Class                        N/A      N/A     N/A       21.77
MainStay VP Small Cap Growth -- Initial Class                      N/A      N/A     N/A       (4.84)
Alger American Small Capitalization -- Class O Shares           (25.51)  (10.24)   1.08       10.62
Dreyfus IP Technology Growth -- Initial Shares                  (32.40)     N/A     N/A       18.30
Fidelity(R) VIP Contrafund(R) -- Initial Class                   (7.94)    0.54     N/A       11.84
Janus Aspen Series Worldwide Growth -- Institutional Shares     (21.62)   (4.58)    N/A        5.31
MFS(R) Research Series -- Initial Class                         (17.77)   (6.00)    N/A        6.00
Van Eck Worldwide Hard Assets                                    (2.01)   (1.90)   0.04       13.08
Van Kampen UIF Emerging Markets Equity -- Class I               (16.71)   (1.54)    N/A       12.69
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         (10.39)   (3.19)    N/A         N/A
MainStay VP Convertible -- Initial Class                         (5.80)    3.20     N/A       12.43
MainStay VP Dreyfus Large Company Value -- Initial Class         (5.54)   (2.43)    N/A       15.08
MainStay VP Equity Income -- Initial Class                         N/A      N/A     N/A      (12.04)
MainStay VP Total Return -- Initial Class                       (10.39)   (1.49)   5.35        7.14
MainStay VP Value -- Initial Class                               (1.16)   (2.50)    N/A      (10.77)
Calvert Social Balanced                                          (5.91)   (1.38)   5.20        8.89
Fidelity(R) VIP Equity-Income -- Initial Class                   (2.71)   (1.48)   7.73       (8.89)
Janus Aspen Series Balanced -- Institutional Shares              (4.53)    4.14     N/A        0.82
MFS(R) Investors Trust Series -- Initial Class                  (12.07)   (5.83)    N/A       12.12
T. Rowe Price Equity Income Portfolio                             1.92     1.10     N/A       (8.36)
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                 7.86     5.13    4.88        8.53
MainStay VP Cash Management -- Current yield is (1.05)%(6)        1.00     1.90    2.36       (0.79)
MainStay VP Government -- Initial Class                           6.95     4.84    4.64        7.10
MainStay VP High Yield Corporate Bond -- Initial Class            4.18     4.07     N/A       23.08
------------------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses

                                                                    ASSUMING CONTRACT SURRENDERED(%)(4)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(8)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(5)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             (14.51)  (23.14)   (7.00)   4.84       (6.50)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       (10.42)  (21.71)    0.30     N/A       (0.08)
MainStay VP Growth Equity -- Initial Class                    (13.46)  (16.81)   (3.02)   7.16       (7.79)
MainStay VP Indexed Equity -- Initial Class                    (8.76)  (14.84)   (3.59)   7.67        0.97
MainStay VP International Equity -- Initial Class             (10.74)  (10.58)   (2.27)    N/A       (1.73)
MainStay VP Lord Abbett Developing Growth -- Initial Class    (14.45)  (14.46)   (5.91)    N/A        3.78
MainStay VP Mid Cap Core -- Initial Class                      (9.66)     N/A      N/A     N/A        0.31
MainStay VP Mid Cap Growth -- Initial Class                   (16.09)     N/A      N/A     N/A       13.77
MainStay VP Small Cap Growth -- Initial Class                 (11.68)     N/A      N/A     N/A      (11.69)
Alger American Small Capitalization -- Class O Shares          (9.55)  (27.11)  (10.24)   1.08        2.66
Dreyfus IP Technology Growth -- Initial Shares                 (3.54)  (33.85)     N/A     N/A       10.30
Fidelity(R) VIP Contrafund(R) -- Initial Class                 (8.80)   (9.91)    0.54     N/A        3.84
Janus Aspen Series Worldwide Growth -- Institutional Shares   (16.80)  (23.30)   (4.58)    N/A       (2.27)
MFS(R) Research Series -- Initial Class                       (11.06)  (19.54)   (6.00)    N/A       (1.63)
Van Eck Worldwide Hard Assets                                 (13.68)   (4.12)   (1.90)   0.04        5.08
Van Kampen UIF Emerging Markets Equity -- Class I              (9.58)  (18.50)   (1.54)    N/A        4.69
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        (8.72)  (12.32)   (3.19)    N/A         N/A
MainStay VP Convertible -- Initial Class                       (2.56)   (7.82)    3.20     N/A        4.43
MainStay VP Dreyfus Large Company Value -- Initial Class      (12.88)   (7.56)   (2.43)    N/A        7.08
MainStay VP Equity Income -- Initial Class                    (16.74)     N/A      N/A     N/A      (17.90)
MainStay VP Total Return -- Initial Class                      (6.45)  (12.31)   (1.49)   5.35       (0.58)
MainStay VP Value -- Initial Class                            (17.20)   (3.29)   (2.50)    N/A      (17.20)
Calvert Social Balanced                                        (5.29)   (7.93)   (1.38)   5.20        1.05
Fidelity(R) VIP Equity-Income -- Initial Class                (10.76)   (4.80)   (1.48)   7.73      (14.96)
Janus Aspen Series Balanced -- Institutional Shares            (6.44)   (6.58)    4.14     N/A       (6.44)
MFS(R) Investors Trust Series -- Initial Class                (10.73)  (13.96)   (5.83)    N/A        4.12
T. Rowe Price Equity Income Portfolio                         (10.32)   (0.27)    1.10     N/A      (14.46)
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               1.97     5.82     5.13    4.88        0.72
MainStay VP Cash Management -- Current yield is (1.05)%(6)     (8.04)   (1.16)    1.90    2.36       (7.93)
MainStay VP Government -- Initial Class                        (0.61)    4.87     4.84    4.64       (0.61)
MainStay VP High Yield Corporate Bond -- Initial Class         13.09     1.99     4.07     N/A       15.08
-------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.85%. A policy service fee, equal to $50 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $100,000.

(2) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 7% by the 3rd year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of June 30, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(7) Please contact your Registered Representative for the LifeStages(R) Select Variable Annuity performance summary for policies purchased after June 2, 2003.

(8) The performance shown is for the indicated classes/shares only.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Select Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

Sales of this version of the LifeStages(R) Select Variable Annuity were discontinued on June 1, 2003. Another version of the product is available that offers different classes/shares of Investment Divisions. Please contact your NYLIFE Securities Registered Representative for more information.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 48,144,533     $149,672,730     $ 38,319,199

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        145,685          478,592          126,150
    Administrative charges..................................         12,140           39,883           10,512
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,986,708     $149,154,255     $ 38,182,537
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 47,986,708     $149,154,255     $ 38,182,537
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      16.56     $      18.19     $       1.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 44,819,053     $211,819,520     $ 38,319,651
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,526,811     $  1,564,469     $  2,230,694

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          4,465            3,389            5,696
    Administrative charges..................................            372              282              475
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,521,974     $  1,560,798     $  2,224,523
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,521,974     $  1,560,798     $  2,224,523
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $       9.12     $       8.10     $       7.89
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  1,486,721     $  1,438,825     $  2,182,004
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 17,800,007     $  5,358,116     $ 68,780,773     $ 69,650,532     $128,818,651     $131,553,291     $  7,274,367

           53,010           16,212          213,250          220,039          397,450          420,054           23,150
            4,418            1,351           17,771           18,337           33,121           35,004            1,929
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 17,742,579     $  5,340,553     $ 68,549,752     $ 69,412,156     $128,388,080     $131,098,233     $  7,249,288
     ============     ============     ============     ============     ============     ============     ============
     $ 17,742,579     $  5,340,553     $ 68,549,752     $ 69,412,156     $128,388,080     $131,098,233     $  7,249,288
     ============     ============     ============     ============     ============     ============     ============
     $      15.21     $       8.92     $      17.12     $      20.46     $      18.50     $      22.80     $      12.87
     ============     ============     ============     ============     ============     ============     ============
     $ 20,321,663     $  5,810,127     $ 64,241,764     $101,202,135     $139,779,628     $153,603,251     $  8,105,328
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    --------------------------------------------------------------------------------------------------------------------
     $109,691,116     $ 45,584,519     $  4,088,266     $  2,058,202     $  7,331,374     $  1,430,661      $  8,017,366

          345,025          145,313           12,415            6,443           23,288            4,181            25,520
           28,753           12,109            1,034              537            1,941              349             2,126
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $109,317,338     $ 45,427,097     $  4,074,817     $  2,051,222     $  7,306,145     $  1,426,131      $  7,989,720
     ============     ============     ============     ============     ============     ============      ============
     $109,317,338     $ 45,427,097     $  4,074,817     $  2,051,222     $  7,306,145     $  1,426,131      $  7,989,720
     ============     ============     ============     ============     ============     ============      ============
     $      18.86     $      15.91     $       9.03     $       9.06     $      11.29     $       7.80      $       7.09
     ============     ============     ============     ============     ============     ============      ============
     $128,280,255     $ 55,678,647     $  5,001,441     $  2,414,446     $ 11,176,366     $  1,855,293      $ 14,181,917
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,581,352     $    713,420     $ 41,344,934

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          8,103            2,483          127,801
    Administrative charges..................................            675              207           10,651
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,572,574     $    710,730     $ 41,206,482
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  2,572,574     $    710,730     $ 41,206,482
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      16.00     $       7.46     $      15.87
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,218,852     $    648,251     $ 49,868,645
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                 T. ROWE                             UIF
                                                                  PRICE           VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 10,337,507     $    905,827     $  4,184,354

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         31,761            2,790           13,260
    Administrative charges..................................          2,647              233            1,105
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 10,303,099     $    902,804     $  4,169,989
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 10,303,099     $    902,804     $  4,169,989
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.79     $       9.10     $       7.86
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 10,953,333     $    926,031     $  6,485,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

     FIDELITY(R)                                   JANUS ASPEN
         VIP              JANUS ASPEN                 SERIES               MFS(R)
       EQUITY-               SERIES                 WORLDWIDE            INVESTORS           MFS(R)
       INCOME--            BALANCED--                GROWTH--          TRUST SERIES--   RESEARCH SERIES--
    INITIAL CLASS     INSTITUTIONAL SHARES     INSTITUTIONAL SHARES    INITIAL CLASS      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------
     $ 21,717,488         $ 56,267,995             $ 45,462,945         $  1,295,979      $  1,723,286

           70,172              175,212                  144,590                4,036             5,538
            5,847               14,601                   12,049                  336               462
     ------------         ------------             ------------         ------------      ------------
     $ 21,641,469         $ 56,078,182             $ 45,306,306         $  1,291,607      $  1,717,286
     ============         ============             ============         ============      ============
     $ 21,641,469         $ 56,078,182             $ 45,306,306         $  1,291,607      $  1,717,286
     ============         ============             ============         ============      ============
     $      13.97         $      17.94             $      12.82         $       7.59      $       7.95
     ============         ============             ============         ============      ============
     $ 25,996,696         $ 65,770,296             $ 83,005,831         $  1,696,950      $  2,826,135
     ============         ============             ============         ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $     30,248     $    167,619
  Mortality and expense risk charges........................       (281,930)        (858,405)        (263,321)
  Administrative charges....................................        (23,494)         (71,534)         (21,944)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................       (305,424)        (899,691)        (117,646)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      3,190,766       15,226,161       15,781,697
  Cost of investments sold..................................     (3,244,193)     (14,794,934)     (15,780,900)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (53,427)         431,227              797
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,965,598       13,821,969           (1,849)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      1,912,171       14,253,196           (1,052)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,606,747     $ 13,353,505     $   (118,698)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $         --     $         --
  Mortality and expense risk charges........................         (7,752)          (5,009)          (9,023)
  Administrative charges....................................           (646)            (418)            (751)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         (8,398)          (5,427)          (9,774)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        132,685          486,307          228,317
  Cost of investments sold..................................       (160,323)        (569,191)        (319,622)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (27,638)         (82,884)         (91,305)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        184,663          264,911          331,001
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        157,025          182,027          239,696
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    148,627     $    176,600     $    229,922
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $     11,741     $         --     $     17,357     $      7,999      $    131,706      $      8,598     $         --
          (96,721)         (28,910)        (420,247)        (398,443)         (685,447)         (743,355)         (40,385)
           (8,060)          (2,409)         (35,021)         (33,204)          (57,121)          (61,947)          (3,365)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
          (93,040)         (31,319)        (437,911)        (423,648)         (610,862)         (796,704)         (43,750)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
          999,539          907,589        7,292,227        6,311,278         4,469,089        10,578,801          489,546
       (1,246,778)      (1,144,025)      (6,554,203)      (9,399,343)       (6,500,969)       (9,712,823)        (569,029)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
         (247,239)        (236,436)         738,024       (3,088,065)       (2,031,880)          865,978          (79,483)
               --               --               --               --                --                --               --
        1,716,587          554,631        1,159,181        9,045,207        23,946,647        12,809,400          681,405
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        1,469,348          318,195        1,897,205        5,957,142        21,914,767        13,675,378          601,922
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $  1,376,308     $    286,876     $  1,459,294     $  5,533,494      $ 21,303,905      $ 12,878,674     $    558,172
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $     27,106     $     14,643     $         --     $        363     $      1,141     $         --      $         --
         (639,894)        (262,840)         (21,926)         (11,525)         (41,249)          (6,946)          (45,177)
          (53,324)         (21,903)          (1,827)            (961)          (3,438)            (579)           (3,764)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
         (666,112)        (270,100)         (23,753)         (12,123)         (43,546)          (7,525)          (48,941)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       10,035,263        4,140,346          475,281          309,794          936,105          110,159         1,052,721
       (9,652,729)      (5,753,558)        (680,312)        (406,100)      (1,905,188)        (218,917)       (4,235,197)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          382,534       (1,613,212)        (205,031)         (96,306)        (969,083)        (108,758)       (3,182,476)
               --               --               --               --               --               --                --
        8,653,086        4,913,292          596,803          275,290        1,805,876          296,163         4,263,984
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        9,035,620        3,300,080          391,772          178,984          836,793          187,405         1,081,508
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $  8,369,508     $  3,029,980     $    368,019     $    166,861     $    793,247     $    179,880      $  1,032,567
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $         --     $    197,079
  Mortality and expense risk charges........................        (15,092)          (3,964)        (232,059)
  Administrative charges....................................         (1,258)            (330)         (19,339)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (16,350)          (4,294)         (54,319)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        365,033          608,467        2,814,924
  Cost of investments sold..................................       (499,927)        (571,955)      (3,135,925)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (134,894)          36,512         (321,001)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        352,706          126,751        3,690,515
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        217,812          163,263        3,369,514
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    201,462     $    158,969     $  3,315,195
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     74,391     $      4,908     $         --
  Mortality and expense risk charges........................        (56,096)          (5,436)         (23,074)
  Administrative charges....................................         (4,674)            (453)          (1,923)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         13,621             (981)         (24,997)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,161,532          225,788          341,022
  Cost of investments sold..................................     (1,437,921)        (277,930)        (764,117)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (276,389)         (52,142)        (423,095)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,054,545           96,219          865,660
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        778,156           44,077          442,565
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    791,777     $     43,096     $    417,568
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                    JANUS ASPEN
      FIDELITY(R)          JANUS ASPEN                 SERIES               MFS(R)
          VIP                 SERIES                 WORLDWIDE            INVESTORS           MFS(R)
    EQUITY-INCOME--         BALANCED--                GROWTH--          TRUST SERIES--   RESEARCH SERIES--
     INITIAL CLASS     INSTITUTIONAL SHARES     INSTITUTIONAL SHARES    INITIAL CLASS      INITIAL CLASS
    ------------------------------------------------------------------------------------------------------
     $    410,121          $    681,930             $    377,134         $      8,297      $     11,504
         (123,499)             (331,452)                (261,028)              (7,401)           (9,914)
          (10,291)              (27,621)                 (21,752)                (617)             (827)
     ------------          ------------             ------------         ------------      ------------
          276,331               322,857                   94,354                  279               763
     ------------          ------------             ------------         ------------      ------------
        2,539,247             5,182,580                4,337,029              238,465           230,691
       (3,503,395)           (5,525,359)              (5,959,028)            (372,879)         (499,005)
     ------------          ------------             ------------         ------------      ------------
         (964,148)             (342,779)              (1,621,999)            (134,414)         (268,314)
               --                    --                       --                   --                --
        2,616,692             3,017,877                3,957,276              221,101           424,340
     ------------          ------------             ------------         ------------      ------------
        1,652,544             2,675,098                2,335,277               86,687           156,026
     ------------          ------------             ------------         ------------      ------------
     $  1,928,875          $  2,997,955             $  2,429,631         $     86,966      $    156,789
     ============          ============             ============         ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)


                                                              MAINSTAY VP                     MAINSTAY VP
                                                                BOND--                  CAPITAL APPRECIATION--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (305,424)  $   1,401,497   $    (899,691)  $  (2,417,435)
    Net realized gain (loss) on investments........        (53,427)        (26,615)        431,227       8,919,312
    Realized gain distribution received............             --          40,868              --              --
    Change in unrealized appreciation
      (depreciation) on investments................      1,965,598       2,091,289      13,821,969     (85,168,424)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................      1,606,747       3,507,039      13,353,505     (78,666,547)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        973,613         938,769         949,560       2,618,446
    Policyowners' surrenders.......................     (2,585,444)     (5,258,931)     (6,377,059)    (15,410,691)
    Policyowners' annuity and death benefits.......       (467,052)       (874,962)       (958,222)     (2,408,482)
    Net transfers from (to) Fixed Account..........       (720,818)     (1,131,173)     (2,003,879)     (5,300,385)
    Transfers between Investment Divisions.........      2,563,871       1,582,668      (4,405,027)    (12,826,127)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........       (235,830)     (4,743,629)    (12,794,627)    (33,327,239)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         (3,939)         (8,842)        (27,031)        225,789
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........      1,366,978      (1,245,432)        531,847    (111,767,997)
NET ASSETS:
    Beginning of period............................     46,619,730      47,865,162     148,622,408     260,390,405
                                                     -------------   -------------   -------------   -------------
    End of period..................................  $  47,986,708   $  46,619,730   $ 149,154,255   $ 148,622,408
                                                     =============   =============   =============   =============

                                                                                              MAINSTAY VP
                                                              MAINSTAY VP                     HIGH YIELD
                                                            GROWTH EQUITY--                CORPORATE BOND--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (423,648)  $    (417,392)  $    (610,862)  $   9,455,044
    Net realized gain (loss) on investments........     (3,088,065)     (2,925,971)     (2,031,880)    (14,142,298)
    Realized gain distribution received............             --              --              --              --
    Change in unrealized appreciation
      (depreciation) on investments................      9,045,207     (23,584,652)     23,946,647       4,474,333
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................      5,533,494     (26,928,015)     21,303,905        (212,921)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        297,059       1,086,568       1,309,173       1,793,212
    Policyowners' surrenders.......................     (2,483,477)     (6,047,007)     (4,403,432)    (10,934,318)
    Policyowners' annuity and death benefits.......       (759,191)       (729,369)     (1,204,908)     (2,059,770)
    Net transfers from (to) Fixed Account..........       (512,540)     (2,633,597)       (675,359)     (3,751,113)
    Transfers between Investment Divisions.........     (2,227,980)     (7,171,516)      7,669,108      (2,681,696)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (5,686,129)    (15,494,921)      2,694,582     (17,633,685)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (10,534)         87,487         (62,481)         10,275
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........       (163,169)    (42,335,449)     23,936,006     (17,836,331)
NET ASSETS:
    Beginning of period............................     69,575,325     111,910,774     104,452,074     122,288,405
                                                     -------------   -------------   -------------   -------------
    End of period..................................  $  69,412,156   $  69,575,325   $ 128,388,080   $ 104,452,074
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (117,646)  $      21,054   $     (93,040)  $     233,949   $     (31,319)  $     (11,623)  $    (437,911)  $   1,208,006
              797           1,440        (247,239)       (555,446)       (236,436)       (185,147)        738,024         551,695
               --             274              --              --              --              --              --              --
           (1,849)          1,243       1,716,587      (1,377,172)        554,631      (1,086,330)      1,159,181       2,712,651
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (118,698)         24,011       1,376,308      (1,698,669)        286,876      (1,283,100)      1,459,294       4,472,352
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          605,934       1,356,428         180,438         207,598          38,864         271,344       1,057,781       1,203,045
       (4,254,211)    (13,462,865)       (654,287)     (1,294,900)       (252,621)       (443,485)     (3,325,565)     (5,901,975)
         (760,515)       (655,239)        (65,798)       (135,433)         (3,221)        (21,368)       (738,375)     (1,331,904)
       (5,970,528)     (7,376,600)       (134,344)       (491,592)        (61,803)       (228,637)       (315,924)     (1,465,574)
        1,690,536      14,566,601       1,411,655         874,210         243,996       4,226,042         914,539      21,388,470
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (8,688,784)     (5,571,675)        737,664        (840,117)        (34,785)      3,803,896      (2,407,544)     13,892,062
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (440)         (1,748)         (3,390)          5,853            (528)          3,897          (3,258)        (13,057)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (8,807,922)     (5,549,412)      2,110,582      (2,532,933)        251,563       2,524,693        (951,508)     18,351,357
       46,990,459      52,539,871      15,631,997      18,164,930       5,088,990       2,564,297      69,501,260      51,149,903
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,182,537   $  46,990,459   $  17,742,579   $  15,631,997   $   5,340,553   $   5,088,990   $  68,549,752   $  69,501,260
    =============   =============   =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          INDEXED EQUITY--             INTERNATIONAL EQUITY--              MID CAP CORE--                 MID CAP GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (796,704)  $    (234,763)  $     (43,750)  $         (29)  $      (8,398)  $      (9,881)  $      (5,427)  $      (8,519)
          865,978       7,285,278         (79,483)       (164,296)        (27,638)       (129,727)        (82,884)       (112,839)
               --         534,755              --              --              --              --              --              --
       12,809,400     (52,282,476)        681,405        (311,275)        184,663        (158,134)        264,911        (147,720)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,878,674     (44,697,206)        558,172        (475,600)        148,627        (297,742)        176,600        (269,078)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          794,515       2,262,868          36,861         122,194          30,387          81,166          78,260          30,677
       (5,004,835)    (12,918,577)       (256,488)       (614,391)        (40,748)        (88,456)        (30,336)        (20,141)
       (1,436,111)     (1,717,328)        (55,627)           (663)             --          (7,187)             --          (4,972)
       (1,363,021)     (5,671,158)        (29,557)       (251,792)        (11,612)       (134,271)         (4,231)        (76,024)
       (2,486,550)     (8,533,948)        150,565         284,908         146,068       1,307,623         659,125         742,293
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (9,496,002)    (26,578,143)       (154,246)       (459,744)        124,095       1,158,875         702,818         671,833
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (26,934)        153,665          (1,304)          2,898            (288)            645            (347)            674
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,355,738     (71,121,684)        402,622        (932,446)        272,434         861,778         879,071         403,429
      127,742,495     198,864,179       6,846,666       7,779,112       1,249,540         387,762         681,727         278,298
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 131,098,233   $ 127,742,495   $   7,249,288   $   6,846,666   $   1,521,974   $   1,249,540   $   1,560,798   $     681,727
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $      (9,774)   $     (15,854)   $    (666,112)   $   1,234,255
    Net realized gain (loss) on investments.............         (91,305)         (45,730)         382,534        6,132,027
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         331,001         (347,983)       8,653,086      (35,381,592)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         229,922         (409,567)       8,369,508      (28,015,310)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          40,715           55,762          302,822        1,069,707
    Policyowners' surrenders............................         (38,058)         (47,021)      (4,776,379)     (12,591,232)
    Policyowners' annuity and death benefits............              --          (10,689)        (920,844)      (2,330,011)
    Net transfers from (to) Fixed Account...............         (32,640)         (84,683)      (1,444,951)      (4,902,947)
    Transfers between Investment Divisions..............         643,745        1,151,129       (2,133,789)      (6,979,876)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         613,762        1,064,498       (8,973,141)     (25,734,359)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (504)           1,099          (18,708)          82,710
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............         843,180          656,030         (622,341)     (53,666,959)
NET ASSETS:
    Beginning of period.................................       1,381,343          725,313      109,939,679      163,606,638
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $   2,224,523    $   1,381,343    $ 109,317,338    $ 109,939,679
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP                      ALGER AMERICAN
                                                                    LORD ABBETT                          SMALL
                                                                DEVELOPING GROWTH--                 CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $      (7,525)   $     (20,526)   $     (48,941)   $    (124,201)
    Net realized gain (loss) on investments.............        (108,758)        (384,540)      (3,182,476)      (6,639,592)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         296,163         (170,988)       4,263,984        3,590,970
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         179,880         (576,054)       1,032,567       (3,172,823)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................           7,116           29,218           65,184          223,687
    Policyowners' surrenders............................         (12,527)        (260,579)        (434,332)        (806,391)
    Policyowners' annuity and death benefits............              --          (10,999)         (57,144)         (74,702)
    Net transfers from (to) Fixed Account...............          (3,415)         (48,218)         (42,915)        (114,467)
    Transfers between Investment Divisions..............         105,243         (116,176)        (323,110)        (344,233)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............          96,417         (406,754)        (792,317)      (1,116,106)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (397)           1,768           (2,752)          10,178
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............         275,900         (981,040)         237,498       (4,278,751)
NET ASSETS:
    Beginning of period.................................       1,150,231        2,131,271        7,752,222       12,030,973
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $   1,426,131    $   1,150,231    $   7,989,720    $   7,752,222
                                                           =============    =============    =============    =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (270,100)  $      (9,348)  $     (23,753)  $     (13,594)  $     (12,123)  $     (21,174)  $     (43,546)  $    (124,308)
       (1,613,212)     (1,760,692)       (205,031)       (282,036)        (96,306)       (211,848)       (969,083)     (2,797,747)
               --          93,949              --              --              --              --              --              --
        4,913,292     (13,009,571)        596,803        (795,606)        275,290        (553,321)      1,805,876        (621,322)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,029,980     (14,685,662)        368,019      (1,091,236)        166,861        (786,343)        793,247      (3,543,377)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          213,100         962,044          12,714          74,008          31,218          65,270          67,529         159,982
       (1,825,242)     (4,156,935)       (105,543)       (331,600)       (116,556)       (255,434)       (390,735)       (814,219)
         (310,512)       (606,667)             --         (87,075)        (51,048)         (8,523)        (43,044)       (162,599)
         (501,635)     (1,502,689)        (61,971)       (130,744)        (23,118)        (95,799)        (99,638)       (375,597)
         (955,407)     (2,008,393)         92,599        (204,798)        (29,201)        (77,014)       (186,088)     (1,172,688)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (3,379,696)     (7,312,640)        (62,201)       (680,209)       (188,705)       (371,500)       (651,976)     (2,365,121)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,573)         53,053            (761)          4,008            (310)          2,543          (1,838)         11,655
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (355,289)    (21,945,249)        305,057      (1,767,437)        (22,154)     (1,155,300)        139,433      (5,896,843)
       45,782,386      67,727,635       3,769,760       5,537,197       2,073,376       3,228,676       7,166,712      13,063,555
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  45,427,097   $  45,782,386   $   4,074,817   $   3,769,760   $   2,051,222   $   2,073,376   $   7,306,145   $   7,166,712
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     (16,350)  $      38,179   $      (4,294)  $      (6,457)  $     (54,319)  $    (199,020)  $     276,331   $     134,114
         (134,894)       (228,901)         36,512        (186,529)       (321,001)       (314,893)       (964,148)     (1,477,409)
               --              --              --              --              --              --              --         644,542
          352,706        (265,681)        126,751         (72,727)      3,690,515      (4,590,115)      2,616,692      (4,659,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          201,462        (456,403)        158,969        (265,713)      3,315,195      (5,104,028)      1,928,875      (5,358,126)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           33,593          35,928          18,362          37,762         318,679         673,112         103,452         366,630
         (109,831)       (172,612)         (5,724)         (5,746)     (1,447,784)     (2,710,906)     (1,021,186)     (1,737,290)
          (39,983)       (107,842)             --              --        (250,203)       (360,568)       (375,749)       (490,656)
          (54,401)        (74,429)        (22,712)        (32,086)       (277,417)     (1,075,220)       (192,806)     (1,048,590)
         (103,378)        (65,404)        (32,330)        598,574        (405,325)     (1,236,871)       (491,717)        (80,971)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (274,000)       (384,359)        (42,404)        598,504      (2,062,050)     (4,710,453)     (1,978,006)     (2,990,877)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (420)          1,444            (340)            582          (6,793)         19,375          (3,725)         20,784
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (72,958)       (839,318)        116,225         333,373       1,246,352      (9,795,106)        (52,856)     (8,328,219)
        2,645,532       3,484,850         594,505         261,132      39,960,130      49,755,236      21,694,325      30,022,544
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   2,572,574   $   2,645,532   $     710,730   $     594,505   $  41,206,482   $  39,960,130   $  21,641,469   $  21,694,325
    =============   =============   =============   =============   =============   =============   =============   =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                                      JANUS ASPEN
                                                                    JANUS ASPEN                          SERIES
                                                                       SERIES                          WORLDWIDE
                                                                     BALANCED--                         GROWTH--
                                                                INSTITUTIONAL SHARES              INSTITUTIONAL SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     322,857    $     694,444    $      94,354    $    (256,907)
    Net realized gain (loss) on investments.............        (342,779)         952,904       (1,621,999)         (30,997)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       3,017,877       (6,899,548)       3,957,276      (18,693,223)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       2,997,955       (5,252,200)       2,429,631      (18,981,127)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         439,602          958,572          337,263        1,099,486
    Policyowners' surrenders............................      (3,049,203)      (5,728,276)      (1,692,543)      (3,704,848)
    Policyowners' annuity and death benefits............        (549,846)        (497,320)        (231,596)        (614,543)
    Net transfers from (to) Fixed Account...............        (523,071)      (2,096,728)        (351,507)      (1,450,882)
    Transfers between Investment Divisions..............        (416,082)        (627,498)      (1,961,701)      (4,631,282)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,098,600)      (7,991,250)      (3,900,084)      (9,302,069)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (6,346)          19,748           (3,680)          63,850
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      (1,106,991)     (13,223,702)      (1,474,133)     (28,219,346)
NET ASSETS:
    Beginning of period.................................      57,185,173       70,408,875       46,780,439       74,999,785
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $  56,078,182    $  57,185,173    $  45,306,306    $  46,780,439
                                                           =============    =============    =============    =============

                                                                    VAN KAMPEN
                                                                       UIF
                                                                 EMERGING MARKETS
                                                                 EQUITY--CLASS I
                                                           ----------------------------
                                                               2003            2002
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (24,997)   $    (62,491)
    Net realized gain (loss) on investments.............       (423,095)       (708,194)
    Realized gain distribution received.................             --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        865,660         230,489
                                                           ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        417,568        (540,196)
                                                           ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         21,809          98,839
    Policyowners' surrenders............................       (141,082)       (294,848)
    Policyowners' annuity and death benefits............        (46,129)        (33,263)
    Net transfers from (to) Fixed Account...............        (10,009)        (67,620)
    Transfers between Investment Divisions..............        (21,906)        (20,619)
                                                           ------------    ------------
      Net contributions and (withdrawals)...............       (197,317)       (317,511)
                                                           ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (929)          1,690
                                                           ------------    ------------
        Increase (decrease) in net assets...............        219,322        (856,017)
NET ASSETS:
    Beginning of period.................................      3,950,667       4,806,684
                                                           ------------    ------------
    End of period.......................................   $  4,169,989    $  3,950,667
                                                           ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                        VAN ECK
         MFS(R) INVESTORS                   MFS(R)                     T. ROWE PRICE                   WORLDWIDE
          TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME                     HARD
           INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO                      ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $        279   $    (12,497)  $        763   $    (24,015)  $     13,621   $     34,843   $       (981)  $     (9,415)
        (134,414)      (220,278)      (268,314)      (742,264)      (276,389)      (377,385)       (52,142)      (122,751)
              --             --             --             --             --         12,287             --             --
         221,101       (212,203)       424,340         32,010      1,054,545     (1,513,847)        96,219        (85,144)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          86,966       (444,978)       156,789       (734,269)       791,777     (1,844,102)        43,096       (217,310)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,833         48,349         11,744         56,788         79,326        202,459          3,511         39,913
         (47,405)      (170,654)      (108,666)      (130,681)      (245,278)      (826,856)       (15,288)       (80,457)
         (10,701)       (18,246)       (11,084)       (81,354)       (68,955)      (163,779)        (4,783)            --
         (52,375)       (67,675)          (659)       (47,711)       (70,918)      (412,326)       (46,080)       (57,458)
         (54,041)      (150,555)       (64,231)      (408,004)        51,058      1,784,216        (44,263)       830,934
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (150,689)      (358,781)      (172,896)      (610,962)      (254,767)       583,714       (106,903)       732,932
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (186)         1,538           (351)         2,530         (1,496)         8,150           (132)           798
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (63,909)      (802,221)       (16,458)    (1,342,701)       535,514     (1,252,238)       (63,939)       516,420
       1,355,516      2,157,737      1,733,744      3,076,445      9,767,585     11,019,823        966,743        450,323
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,291,607   $  1,355,516   $  1,717,286   $  1,733,744   $ 10,303,099   $  9,767,585   $    902,804   $    966,743
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $ 44,528,756      $171,428,622      $ 38,840,676

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        135,019           541,608           123,854
    Administrative charges...............................         11,252            45,134            10,321
                                                            ------------      ------------      ------------
      Total net assets...................................   $ 44,382,485      $170,841,880      $ 38,706,501
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................   $ 44,382,485      $170,841,880      $ 38,706,501
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      16.56      $      18.19      $       1.34
                                                            ============      ============      ============
Identified Cost of Investment............................   $ 41,766,185      $227,799,598      $ 38,840,785
                                                            ============      ============      ============


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           MID CAP          SMALL CAP
                                                               CORE--           GROWTH--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $  1,640,008      $  1,271,089      $  1,949,896

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................          4,727             2,974             5,501
    Administrative charges...............................            394               247               458
                                                            ------------      ------------      ------------
      Total net assets...................................   $  1,634,887      $  1,267,868      $  1,943,937
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................   $  1,634,887      $  1,267,868      $  1,943,937
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $       9.14      $       8.25      $       8.02
                                                            ============      ============      ============
Identified Cost of Investment............................   $  1,585,309      $  1,208,457      $  1,941,061
                                                            ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $ 14,208,550     $  5,796,581     $ 53,628,220     $ 79,790,698      $ 93,292,314      $153,029,462     $  6,397,310

           42,880           17,395          164,947          249,431           289,592           482,622           20,153
            3,574            1,449           13,746           20,786            24,132            40,219            1,679
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 14,162,096     $  5,777,737     $ 53,449,527     $ 79,520,481      $ 92,978,590      $152,506,621     $  6,375,478
     ============     ============     ============     ============      ============      ============     ============
     $ 14,162,096     $  5,777,737     $ 53,449,527     $ 79,520,481      $ 92,978,590      $152,506,621     $  6,375,478
     ============     ============     ============     ============      ============      ============     ============
     $      15.17     $       8.79     $      17.12     $      20.46      $      18.48      $      22.80     $      12.87
     ============     ============     ============     ============      ============      ============     ============
     $ 16,296,253     $  6,271,470     $ 50,258,587     $114,359,637      $103,071,153      $177,848,338     $  7,219,287
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $115,575,243     $ 48,688,317     $  4,506,234     $  2,978,662     $  8,990,242     $  1,955,036      $  8,587,592

          360,338          153,290           14,089            9,226           28,341            5,656            26,588
           30,028           12,774            1,174              769            2,362              471             2,216
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $115,184,877     $ 48,522,253     $  4,490,971     $  2,968,667     $  8,959,539     $  1,948,909      $  8,558,788
     ============     ============     ============     ============     ============     ============      ============
     $115,184,877     $ 48,522,253     $  4,490,971     $  2,968,667     $  8,959,539     $  1,948,909      $  8,558,788
     ============     ============     ============     ============     ============     ============      ============
     $      18.86     $      15.95     $       9.03     $       9.19     $      11.39     $       7.81      $       7.09
     ============     ============     ============     ============     ============     ============      ============
     $132,693,509     $ 59,589,660     $  5,554,580     $  3,498,232     $ 14,830,947     $  2,573,773      $ 19,692,199
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                                DREYFUS IP        FIDELITY(R)
                                                              CALVERT           TECHNOLOGY            VIP
                                                               SOCIAL            GROWTH--       CONTRAFUND(R)--
                                                              BALANCED        INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  4,857,913       $  1,164,879       $ 56,044,695

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          14,861              3,692            172,533
    Administrative charges..............................           1,238                308             14,377
                                                            ------------       ------------       ------------
      Total net assets..................................    $  4,841,814       $  1,160,879       $ 55,857,785
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  4,841,814       $  1,160,879       $ 55,857,785
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      16.02       $       7.23       $      15.57
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  5,915,522       $  1,058,789       $ 65,935,961
                                                            ============       ============       ============

                                                                                                   VAN KAMPEN
                                                                                                      UIF
                                                           T. ROWE PRICE         VAN ECK            EMERGING
                                                               EQUITY           WORLDWIDE           MARKETS
                                                               INCOME              HARD             EQUITY--
                                                             PORTFOLIO            ASSETS            CLASS I
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  9,771,734       $  1,056,021       $  5,049,534

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          29,493              3,207             15,806
    Administrative charges..............................           2,458                267              1,318
                                                            ------------       ------------       ------------
      Total net assets..................................    $  9,739,783       $  1,052,547       $  5,032,410
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  9,739,783       $  1,052,547       $  5,032,410
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      10.87       $       9.24       $       7.92
                                                            ============       ============       ============
Identified Cost of Investment...........................    $ 10,312,873       $  1,005,405       $  7,944,518
                                                            ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                     JANUS ASPEN
      FIDELITY(R)           JANUS ASPEN                 SERIES                MFS(R)
          VIP                  SERIES                 WORLDWIDE             INVESTORS            MFS(R)
    EQUITY-INCOME--          BALANCED--                GROWTH--           TRUST SERIES--    RESEARCH SERIES--
     INITIAL CLASS      INSTITUTIONAL SHARES     INSTITUTIONAL SHARES     INITIAL CLASS       INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
      $ 23,338,689          $ 76,044,900             $ 54,217,445          $  1,724,678       $  2,316,063

            73,526               232,940                  170,692                 5,444              7,213
             6,127                19,412                   14,224                   454                601
      ------------          ------------             ------------          ------------       ------------
      $ 23,259,036          $ 75,792,548             $ 54,032,529          $  1,718,780       $  2,308,249
      ============          ============             ============          ============       ============
      $ 23,259,036          $ 75,792,548             $ 54,032,529          $  1,718,780       $  2,308,249
      ============          ============             ============          ============       ============
      $      13.87          $      17.99             $      12.84          $       7.80       $       7.84
      ============          ============             ============          ============       ============
      $ 28,010,722          $ 86,083,282             $ 91,805,298          $  2,273,466       $  3,497,296
      ============          ============             ============          ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $     34,350     $    161,687
  Mortality and expense risk charges........................       (259,484)        (964,523)        (254,321)
  Administrative charges....................................        (21,624)         (80,377)         (21,194)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................       (281,108)      (1,010,550)        (113,828)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,235,153        9,913,356       11,132,016
  Cost of investments sold..................................     (2,144,004)      (9,003,454)     (11,131,442)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............         91,149          909,902              574
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,672,506       15,273,722           (1,624)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      1,763,655       16,183,624           (1,050)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,482,547     $ 15,173,074     $   (114,878)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $         --     $         --
  Mortality and expense risk charges........................         (8,268)          (4,581)          (8,927)
  Administrative charges....................................           (689)            (382)            (744)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         (8,957)          (4,963)          (9,671)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        272,191          222,944          231,979
  Cost of investments sold..................................       (329,370)        (303,589)        (321,825)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (57,179)         (80,645)         (89,846)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        222,519          227,718          319,941
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        165,340          147,073          230,095
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    156,383     $    142,110     $    220,424
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $      9,560     $         --     $     13,392     $      9,062     $     95,757     $      9,886     $         --
          (78,035)         (30,914)        (323,176)        (447,908)        (498,137)        (847,221)         (35,476)
           (6,503)          (2,576)         (26,931)         (37,326)         (41,511)         (70,602)          (2,956)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          (74,978)         (33,490)        (336,715)        (476,172)        (443,891)        (907,937)         (38,432)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          983,509          736,863        5,348,583        4,489,907        3,041,132        7,430,656          622,788
       (1,113,817)        (862,590)      (4,884,285)      (5,816,052)      (4,750,955)      (6,282,395)        (767,906)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (130,308)        (125,727)         464,298       (1,326,145)      (1,709,823)       1,148,261         (145,118)
               --               --               --               --               --               --               --
        1,318,139          471,601          986,086        8,132,436       17,646,199       14,574,231          652,989
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,187,831          345,874        1,450,384        6,806,291       15,936,376       15,722,492          507,871
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  1,112,853     $    312,384     $  1,113,669     $  6,330,119     $ 15,492,485     $ 14,814,555     $    469,439
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
                                         AMERICAN       MAINSTAY VP      EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY          DREYFUS         MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME       LARGE COMPANY        GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $     28,344     $     15,492     $         --     $        519     $      1,388     $         --      $         --
         (664,380)        (274,567)         (24,356)         (16,165)         (49,397)          (9,359)          (46,170)
          (55,365)         (22,881)          (2,029)          (1,347)          (4,117)            (780)           (3,847)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
         (691,401)        (281,956)         (26,385)         (16,993)         (52,126)         (10,139)          (50,017)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        7,038,112        2,826,004          241,032          159,313          846,868          136,292           543,445
       (6,275,074)      (3,682,608)        (316,618)        (219,645)      (1,863,528)        (251,491)       (2,232,165)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          763,038         (856,604)         (75,586)         (60,332)      (1,016,660)        (115,199)       (1,688,720)
               --               --               --               --               --               --                --
        8,669,942        4,361,442          546,180          321,247        2,034,596          369,017         2,828,903
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        9,432,980        3,504,838          470,594          260,915        1,017,936          253,818         1,140,183
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $  8,741,579     $  3,222,882     $    444,209     $    243,922     $    965,810     $    243,679      $  1,090,166
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $         --     $    260,677
  Mortality and expense risk charges........................        (26,826)          (5,873)        (310,658)
  Administrative charges....................................         (2,236)            (490)         (25,888)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (29,062)          (6,363)         (75,869)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        394,396          620,715        2,452,129
  Cost of investments sold..................................       (547,167)        (805,379)      (2,710,765)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (152,771)        (184,664)        (258,636)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        549,736          411,183        4,858,347
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        396,965          226,519        4,599,711
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    367,903     $    220,156     $  4,523,842
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                              T. ROWE PRICE       VAN ECK             UIF
                                                                  EQUITY         WORLDWIDE         EMERGING
                                                                  INCOME            HARD            MARKETS
                                                                PORTFOLIO          ASSETS       EQUITY--CLASS I
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     68,980     $      5,030     $         --
  Mortality and expense risk charges........................        (51,275)          (6,057)         (27,604)
  Administrative charges....................................         (4,273)            (504)          (2,300)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         13,432           (1,531)         (29,904)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        678,783          277,931          421,564
  Cost of investments sold..................................       (833,434)        (324,781)        (683,030)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (154,651)         (46,850)        (261,466)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        884,613          104,247          787,042
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        729,962           57,397          525,576
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    743,394     $     55,866     $    495,672
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                          MFS(R)
      FIDELITY(R)          JANUS ASPEN             JANUS ASPEN          INVESTORS          MFS(R)
          VIP                 SERIES                  SERIES              TRUST           RESEARCH
    EQUITY-INCOME--         BALANCED--          WORLDWIDE GROWTH--       SERIES--         SERIES--
     INITIAL CLASS     INSTITUTIONAL SHARES    INSTITUTIONAL SHARES   INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------
     $    414,517          $    920,696            $    449,351        $     11,404     $     14,971
         (127,265)             (432,895)               (305,185)             (9,715)         (12,738)
          (10,606)              (36,075)                (25,433)               (810)          (1,061)
     ------------          ------------            ------------        ------------     ------------
          276,646               451,726                 118,733                 879            1,172
     ------------          ------------            ------------        ------------     ------------
        1,375,830             3,291,387               3,099,756             140,037          164,178
       (2,000,919)           (3,182,847)             (3,505,698)           (212,993)        (375,535)
     ------------          ------------            ------------        ------------     ------------
         (625,089)              108,540                (405,942)            (72,956)        (211,357)
               --                    --                      --                  --               --
        2,411,332             3,429,366               3,243,655             202,188          414,652
     ------------          ------------            ------------        ------------     ------------
        1,786,243             3,537,906               2,837,713             129,232          203,295
     ------------          ------------            ------------        ------------     ------------
     $  2,062,889          $  3,989,632            $  2,956,446        $    130,111     $    204,467
     ============          ============            ============        ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                       BOND--                    CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (281,108)   $   1,301,388    $  (1,010,550)   $  (2,593,419)
    Net realized gain (loss) on investments.............          91,149           69,833          909,902       10,427,762
    Realized gain distribution received.................              --           36,859               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       1,672,506        1,608,799       15,273,722      (92,131,777)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       1,482,547        3,016,879       15,173,074      (84,297,434)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         902,698        1,344,585        4,639,691       11,228,325
    Policyowners' surrenders............................      (1,998,133)      (4,907,524)      (6,547,200)     (16,366,897)
    Policyowners' annuity and death benefits............        (232,539)        (112,884)        (503,974)        (522,907)
    Net transfers from (to) Fixed Account...............        (507,270)      (1,135,693)      (1,620,457)      (6,065,031)
    Transfers between Investment Divisions..............       2,754,076        6,668,303       (4,383,678)     (14,251,537)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         918,832        1,856,787       (8,415,618)     (25,978,047)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (3,609)          (7,409)         (30,509)         240,980
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       2,397,770        4,866,257        6,726,947     (110,034,501)
NET ASSETS:
    Beginning of period.................................      41,984,715       37,118,458      164,114,933      274,149,434
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $  44,382,485    $  41,984,715    $ 170,841,880    $ 164,114,933
                                                           =============    =============    =============    =============

                                                                                                      MAINSTAY VP
                                                                    MAINSTAY VP                        HIGH YIELD
                                                                  GROWTH EQUITY--                   CORPORATE BOND--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (476,172)   $    (417,175)   $    (443,891)   $   6,870,135
    Net realized gain (loss) on investments.............      (1,326,145)      (2,355,526)      (1,709,823)      (6,585,487)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       8,132,436      (25,786,705)      17,646,199         (258,134)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       6,330,119      (28,559,406)      15,492,485           26,514
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       1,822,789        4,313,042        1,608,148        2,650,428
    Policyowners' surrenders............................      (2,753,257)      (6,617,577)      (4,408,514)      (6,576,863)
    Policyowners' annuity and death benefits............        (151,696)        (172,151)        (214,920)        (389,229)
    Net transfers from (to) Fixed Account...............        (771,377)      (2,317,021)        (301,054)      (2,213,399)
    Transfers between Investment Divisions..............      (1,616,307)      (5,983,687)       5,686,609          (27,913)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (3,469,848)     (10,777,394)       2,370,269       (6,556,976)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (12,020)          91,916          (45,261)           6,818
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       2,848,251      (39,244,884)      17,817,493       (6,523,644)
NET ASSETS:
    Beginning of period.................................      76,672,230      115,917,114       75,161,097       81,684,741
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $  79,520,481    $  76,672,230    $  92,978,590    $  75,161,097
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (113,828)  $      17,187   $     (74,978)  $     188,377   $     (33,490)  $        (575)  $    (336,715)  $     922,286
              574             995        (130,308)       (508,856)       (125,727)        (97,004)        464,298         231,033
               --             247              --              --              --              --              --              --
           (1,624)          1,387       1,318,139      (1,064,378)        471,601      (1,014,773)        986,086       2,123,365
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (114,878)         19,816       1,112,853      (1,384,857)        312,384      (1,112,352)      1,113,669       3,276,684
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,923,312       5,500,481         465,235         788,795         247,882         675,884       1,378,373       1,799,396
       (3,405,534)     (9,309,444)       (806,589)     (1,097,560)       (367,457)       (241,573)     (3,611,476)     (5,249,744)
          (59,238)       (114,952)        (76,036)        (29,742)             --              --        (488,604)       (155,299)
       (2,953,500)     (7,785,050)       (123,101)       (393,426)        (63,032)       (175,201)       (488,546)       (615,131)
       (2,203,920)     10,621,081         871,188         554,851         340,911       4,581,970       3,198,292      18,640,988
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (6,698,880)     (1,087,884)        330,697        (177,082)        158,304       4,841,080         (11,961)     14,420,210
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (421)         (1,582)         (2,736)          4,700            (580)          3,006          (2,481)         (9,398)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (6,814,179)     (1,069,650)      1,440,814      (1,557,239)        470,108       3,731,734       1,099,227      17,687,496
       45,520,680      46,590,330      12,721,282      14,278,521       5,307,629       1,575,895      52,350,300      34,662,804
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,706,501   $  45,520,680   $  14,162,096   $  12,721,282   $   5,777,737   $   5,307,629   $  53,449,527   $  52,350,300
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                       MID CAP                         MID CAP
          INDEXED EQUITY--             INTERNATIONAL EQUITY--                  CORE--                         GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (907,937)  $    (192,882)  $     (38,432)  $       5,715   $      (8,957)  $      (8,864)  $      (4,963)  $      (8,478)
        1,148,261       5,860,192        (145,118)       (112,905)        (57,179)        (89,934)        (80,645)        (76,471)
               --         577,278              --              --              --              --              --              --
       14,574,231     (54,446,220)        652,989        (295,558)        222,519        (176,817)        227,718        (180,174)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,814,555     (48,201,632)        469,439        (402,748)        156,383        (275,615)        142,110        (265,123)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,456,105       8,339,800         105,433         299,600          95,256         153,854          43,180         129,913
       (5,408,556)    (12,286,075)       (241,276)       (529,145)       (136,841)        (93,706)        (50,640)        (22,623)
         (184,332)       (772,346)        (71,479)        (19,452)             --              --              --              --
       (1,252,831)     (4,394,765)       (164,019)       (231,228)        (61,538)        (52,377)        (24,617)         (3,557)
       (1,729,576)     (9,572,551)         86,515         737,841         201,209       1,420,748         523,462         409,953
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (5,119,190)    (18,685,937)       (284,826)        257,616          98,086       1,428,519         491,385         513,686
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (30,860)        165,025          (1,128)          2,330            (304)            499            (323)            712
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,664,505     (66,722,544)        183,485        (142,802)        254,165       1,153,403         633,172         249,275
      142,842,116     209,564,660       6,191,993       6,334,795       1,380,722         227,319         634,696         385,421
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 152,506,621   $ 142,842,116   $   6,375,478   $   6,191,993   $   1,634,887   $   1,380,722   $   1,267,868   $     634,696
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $      (9,671)   $     (18,657)   $    (691,401)   $   1,335,974
    Net realized gain (loss) on investments.............         (89,846)         (80,780)         763,038        5,181,035
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         319,941         (403,761)       8,669,942      (33,712,754)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         220,424         (503,198)       8,741,579      (27,195,745)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          63,578          191,994        2,022,379        4,679,738
    Policyowners' surrenders............................         (47,175)        (156,771)      (4,929,354)     (10,962,974)
    Policyowners' annuity and death benefits............            (567)              --         (317,293)        (225,312)
    Net transfers from (to) Fixed Account...............         (45,494)         (63,428)      (1,019,229)      (4,796,546)
    Transfers between Investment Divisions..............         333,168        1,032,278       (1,834,319)      (6,610,896)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         303,510        1,004,073       (6,077,816)     (17,915,990)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (501)           1,412          (19,425)          80,131
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............         523,433          502,287        2,644,338      (45,031,604)
NET ASSETS:
    Beginning of period.................................       1,420,504          918,217      112,540,539      157,572,143
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $   1,943,937    $   1,420,504    $ 115,184,877    $ 112,540,539
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP
                                                                    LORD ABBETT                      ALGER AMERICAN
                                                                     DEVELOPING                          SMALL
                                                                      GROWTH--                      CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (10,139)   $     (24,941)   $     (50,017)   $    (121,841)
    Net realized gain (loss) on investments.............        (115,199)        (297,430)      (1,688,720)      (2,714,612)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         369,017         (371,847)       2,828,903         (246,775)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         243,679         (694,218)       1,090,166       (3,083,228)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          59,579          119,455          374,879          836,744
    Policyowners' surrenders............................         (29,788)        (219,547)        (264,132)        (597,321)
    Policyowners' annuity and death benefits............         (32,538)         (49,963)         (32,282)         (12,111)
    Net transfers from (to) Fixed Account...............         (35,226)         (50,001)         (51,156)        (165,909)
    Transfers between Investment Divisions..............         232,188           32,244         (253,229)        (761,757)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         194,215         (167,812)        (225,920)        (700,354)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (548)           2,114           (2,799)           9,884
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............         437,346         (859,916)         861,447       (3,773,698)
NET ASSETS:
    Beginning of period.................................       1,511,563        2,371,479        7,697,341       11,471,039
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $   1,948,909    $   1,511,563    $   8,558,788    $   7,697,341
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (281,956)  $      14,568   $     (26,385)  $     (12,794)  $     (16,993)  $     (21,632)  $     (52,126)  $    (139,480)
         (856,604)       (826,602)        (75,586)       (189,245)        (60,332)        (72,813)     (1,016,660)     (2,837,809)
               --          92,053              --              --              --              --              --              --
        4,361,442     (13,820,581)        546,180        (916,806)        321,247        (770,432)      2,034,596      (1,028,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,222,882     (14,540,562)        444,209      (1,118,845)        243,922        (864,877)        965,810      (4,005,662)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,173,783       2,653,673         124,592         309,604          86,395         207,665         317,233         844,446
       (1,633,347)     (4,050,242)        (72,386)       (312,854)        (66,491)       (175,696)       (227,160)       (748,209)
         (146,247)       (103,816)             --          (4,410)           (206)           (221)         (8,081)        (12,242)
         (484,358)     (1,554,563)        (11,434)       (113,368)        (51,371)       (101,363)       (180,884)       (353,977)
         (454,801)     (1,100,652)        (19,211)       (186,786)         63,888         122,691        (169,559)     (1,544,556)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (1,544,970)     (4,155,600)         21,561        (307,814)         32,215          53,076        (268,451)     (1,814,538)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,944)         52,102            (863)          4,088            (466)          2,758          (2,198)         13,032
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,671,968     (18,644,060)        464,907      (1,422,571)        275,671        (809,043)        695,161      (5,807,168)
       46,850,285      65,494,345       4,026,064       5,448,635       2,692,996       3,502,039       8,264,378      14,071,546
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  48,522,253   $  46,850,285   $   4,490,971   $   4,026,064   $   2,968,667   $   2,692,996   $   8,959,539   $   8,264,378
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     (29,062)  $      68,425   $      (6,363)  $     (11,682)  $     (75,869)  $    (267,389)  $     276,646   $     116,063
         (152,771)       (274,093)       (184,664)       (111,479)       (258,636)       (318,717)       (625,089)       (900,503)
               --              --              --              --              --              --              --         607,169
          549,736        (530,048)        411,183        (355,651)      4,858,347      (6,024,464)      2,411,332      (5,075,158)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          367,903        (735,716)        220,156        (478,812)      4,523,842      (6,610,570)      2,062,889      (5,252,429)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          151,637         364,398          48,824          55,254       1,536,608       3,296,878         599,609       1,440,598
         (156,810)       (288,435)        (32,683)        (20,368)     (2,085,231)     (3,905,999)       (892,477)     (1,633,750)
             (265)        (17,872)             --              --         (25,538)       (170,613)        (26,377)        (62,206)
          (19,763)        (68,558)         27,513          (9,962)       (401,314)     (1,101,192)       (193,498)       (611,183)
          (29,650)       (129,414)         19,354         685,932        (383,435)     (1,010,918)         11,152        (359,331)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (54,851)       (139,881)         63,008         710,856      (1,358,910)     (2,891,844)       (501,591)     (1,225,872)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (740)          2,345            (496)          1,213          (9,170)         24,645          (3,881)         20,064
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          312,312        (873,252)        282,668         233,257       3,155,762      (9,477,769)      1,557,417      (6,458,237)
        4,529,502       5,402,754         878,211         644,954      52,702,023      62,179,792      21,701,619      28,159,856
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   4,841,814   $   4,529,502   $   1,160,879   $     878,211   $  55,857,785   $  52,702,023   $  23,259,036   $  21,701,619
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                                      JANUS ASPEN
                                                                    JANUS ASPEN                          SERIES
                                                                       SERIES                          WORLDWIDE
                                                                     BALANCED--                         GROWTH--
                                                                INSTITUTIONAL SHARES              INSTITUTIONAL SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     451,726    $     890,174    $     118,733    $    (279,530)
    Net realized gain (loss) on investments.............         108,540          802,748         (405,942)        (223,424)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       3,429,366       (8,137,759)       3,243,655      (20,803,089)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       3,989,632       (6,444,837)       2,956,446      (21,306,043)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       2,342,227        5,018,859        1,622,696        4,265,751
    Policyowners' surrenders............................      (2,566,434)      (5,516,353)      (1,931,262)      (4,347,447)
    Policyowners' annuity and death benefits............         (71,572)        (383,401)         (99,695)         (87,640)
    Net transfers from (to) Fixed Account...............        (853,126)      (1,851,381)        (365,274)      (1,448,080)
    Transfers between Investment Divisions..............         255,251           27,040       (1,766,099)      (5,809,887)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............        (893,654)      (2,705,236)      (2,539,634)      (7,427,303)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (8,263)          23,857           (4,474)          71,328
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,087,715       (9,126,216)         412,338      (28,662,018)
NET ASSETS:
    Beginning of period.................................      72,704,833       81,831,049       53,620,191       82,282,209
                                                           -------------    -------------    -------------    -------------
    End of period.......................................   $  75,792,548    $  72,704,833    $  54,032,529    $  53,620,191
                                                           =============    =============    =============    =============

                                                                    VAN KAMPEN
                                                                       UIF
                                                                 EMERGING MARKETS
                                                                 EQUITY--CLASS I
                                                           ----------------------------
                                                               2003            2002
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (29,904)   $    (73,230)
    Net realized gain (loss) on investments.............       (261,466)       (189,325)
    Realized gain distribution received.................             --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        787,042        (360,786)
                                                           ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        495,672        (623,341)
                                                           ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................        151,977         420,954
    Policyowners' surrenders............................       (196,519)       (448,323)
    Policyowners' annuity and death benefits............         (1,115)        (10,862)
    Net transfers from (to) Fixed Account...............        (26,810)       (148,538)
    Transfers between Investment Divisions..............       (208,245)        123,071
                                                           ------------    ------------
      Net contributions and (withdrawals)...............       (280,712)        (63,698)
                                                           ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (1,098)          1,953
                                                           ------------    ------------
        Increase (decrease) in net assets...............        213,862        (685,086)
NET ASSETS:
    Beginning of period.................................      4,818,548       5,503,634
                                                           ------------    ------------
    End of period.......................................   $  5,032,410    $  4,818,548
                                                           ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

              MFS(R)                                                                                    VAN ECK
             INVESTORS                      MFS(R)                     T. ROWE PRICE                   WORLDWIDE
          TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME                     HARD
           INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO                      ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $        879   $    (14,406)  $      1,172   $    (27,947)  $     13,432   $     30,559   $     (1,531)  $     (9,021)
         (72,956)      (117,329)      (211,357)      (571,389)      (154,651)      (327,936)       (46,850)      (140,916)
              --             --             --             --             --         10,405             --             --
         202,188       (353,340)       414,652       (226,364)       884,613     (1,336,679)       104,247        (41,017)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         130,111       (485,075)       204,467       (825,700)       743,394     (1,623,651)        55,866       (190,954)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          47,339        117,662         65,851        226,643        328,724        660,346         24,679        101,244
         (64,575)      (146,516)       (30,634)      (163,951)      (319,905)      (752,276)      (110,333)      (104,975)
         (16,922)            --        (14,834)       (15,941)          (968)       (13,041)            --         (4,777)
         (15,434)       (52,463)       (15,823)       (83,365)      (180,475)      (328,146)        (7,012)       (37,082)
         (11,317)         7,097        (80,773)      (298,591)       624,767      1,070,614        (58,009)       911,772
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (60,909)       (74,220)       (76,213)      (335,205)       452,143        637,497       (150,675)       866,182
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (261)         1,661           (452)         2,823         (1,410)         6,970           (154)           657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          68,941       (557,634)       127,802     (1,158,082)     1,194,127       (979,184)       (94,963)       675,885
       1,649,839      2,207,473      2,180,447      3,338,529      8,545,656      9,524,840      1,147,510        471,625
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,718,780   $  1,649,839   $  2,308,249   $  2,180,447   $  9,739,783   $  8,545,656   $  1,052,547   $  1,147,510
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    Separate Account-I and Separate Account-II offer the following Investment Divisions, with their respective fund portfolios, for policyholders to invest premium payments: MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Convertible--Initial Class, MainStay VP Equity Income--Initial Class, MainStay VP Government--Initial Class, MainStay VP Growth Equity--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Indexed Equity--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, and Van Kampen UIF Emerging Markets Equity--Class
I. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding eligible portfolio.

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        3,369            8,296           38,318
Identified cost.............................................     $ 44,819         $211,820         $ 38,320
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        3,116            9,502           38,840
Identified cost.............................................     $ 41,766         $227,800         $ 38,841


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................          166              199              275
Identified cost.............................................     $  1,487         $  1,439         $  2,182
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................          179              161              240
Identified cost.............................................     $  1,585         $  1,208         $  1,941

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  2,652         $  1,489         $  6,948
Proceeds from sales.........................................        3,191           15,226           15,782
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  2,881         $    457         $  4,299
Proceeds from sales.........................................        2,235            9,913           11,132


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $    249         $  1,185         $    833
Proceeds from sales.........................................          133              486              228
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $    362         $    710         $    527
Proceeds from sales.........................................          272              223              232

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
          1,800              600            6,063            4,250           14,434            6,667              703
       $ 20,322         $  5,810         $ 64,242         $101,202         $139,780         $153,603         $  8,105

          1,437              650            4,727            4,868           10,453            7,756              618
       $ 16,296         $  6,271         $ 50,259         $114,360         $103,071         $177,848         $  7,219

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
          7,439            3,549              450              234              729              198               569
       $128,280         $ 55,679         $  5,001         $  2,414         $ 11,176         $  1,855          $ 14,182

          7,838            3,790              496              339              893              270               609
       $132,694         $ 59,590         $  5,555         $  3,498         $ 14,831         $  2,574          $ 19,692

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $  1,646         $    842         $  4,449         $    183         $  6,575         $    253         $    292
          1,000              908            7,292            6,311            4,469           10,579              490

       $  1,240         $    863         $  5,009         $    533         $  4,988         $  1,382         $    300
            984              737            5,349            4,490            3,041            7,431              623

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $    369         $    482         $    389         $    108         $    237         $    199          $    210
         10,035            4,140              475              310              936              110             1,053

       $    252         $    996         $    236         $    175         $    524         $    321          $    267
          7,038            2,826              241              159              847              136               543

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,579                   99                2,096
Identified cost..........................................       $  3,219             $    648             $ 49,869
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          2,971                  162                2,841
Identified cost..........................................       $  5,916             $  1,059             $ 65,936

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            581                   83                  620
Identified cost..........................................       $ 10,953             $    926             $  6,486
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            549                   97                  748
Identified cost..........................................       $ 10,313             $  1,005             $  7,945


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $     74             $    562             $    692
Proceeds from sales......................................            365                  608                2,815
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $    310             $    678             $  1,013
Proceeds from sales......................................            394                  621                2,452

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $    919             $    118             $    118
Proceeds from sales......................................          1,162                  226                  341
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  1,145             $    125             $    110
Proceeds from sales......................................            679                  278                  422

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                     JANUS ASPEN
      FIDELITY(R)           JANUS ASPEN                 SERIES                MFS(R)
          VIP                  SERIES                 WORLDWIDE             INVESTORS            MFS(R)
    EQUITY-INCOME--          BALANCED--                GROWTH--           TRUST SERIES--    RESEARCH SERIES--
     INITIAL CLASS      INSTITUTIONAL SHARES     INSTITUTIONAL SHARES     INITIAL CLASS       INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
           1,103                 2,603                    2,042                    89                145
        $ 25,997              $ 65,770                 $ 83,006              $  1,697           $  2,826

           1,185                 3,517                    2,436                   118                195
        $ 28,011              $ 86,083                 $ 91,805              $  2,273           $  3,497

                                                     JANUS ASPEN
      FIDELITY(R)           JANUS ASPEN                 SERIES                MFS(R)
          VIP                  SERIES                 WORLDWIDE             INVESTORS            MFS(R)
    EQUITY-INCOME--          BALANCED--                GROWTH--           TRUST SERIES--    RESEARCH SERIES--
     INITIAL CLASS      INSTITUTIONAL SHARES     INSTITUTIONAL SHARES     INITIAL CLASS       INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
        $    833              $  1,396                 $    521              $     87           $     58
           2,539                 5,183                    4,337                   238                231

        $  1,150              $  2,848                 $    673              $     80           $     89
           1,376                 3,291                    3,100                   140                164

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge of 7% on amounts withdrawn or surrendered during the first three policy years. The amount of this charge declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003 and the year ended December 31, 2002, were as follows:


                                                               MAINSTAY VP                     MAINSTAY VP
                                                                 BOND--                  CAPITAL APPRECIATION--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from policyowners....      60              61              57             126
Units redeemed on surrenders...........................    (160)           (344)           (376)           (785)
Units redeemed on annuity and death benefits...........     (29)            (58)            (56)           (118)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................     (44)            (73)           (125)           (295)
Units issued (redeemed) on transfers between
  Investment Divisions.................................     159              95            (270)           (688)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................     (14)           (319)           (770)         (1,760)
Units outstanding, beginning of period.................   2,912           3,231           8,969          10,729
                                                         ------          ------          ------          ------
Units outstanding, end of period.......................   2,898           2,912           8,199           8,969
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from policyowners....      55              88             276             552
Units redeemed on surrenders...........................    (123)           (323)           (390)           (836)
Units redeemed on annuity and death benefits...........     (14)             (7)            (31)            (28)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................     (32)            (74)           (100)           (335)
Units issued (redeemed) on transfers between
  Investment Divisions.................................     172             433            (268)           (745)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................      58             117            (513)         (1,392)
Units outstanding, beginning of period.................   2,623           2,506           9,904          11,296
                                                         ------          ------          ------          ------
Units outstanding, end of period.......................   2,681           2,623           9,391           9,904
                                                         ======          ======          ======          ======


                                                                                               MAINSTAY VP
                                                               MAINSTAY VP                     HIGH YIELD
                                                             GROWTH EQUITY--                CORPORATE BOND--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from policyowners....      15              50              76             116
Units redeemed on surrenders...........................    (130)           (282)           (260)           (727)
Units redeemed on annuity and death benefits...........     (40)            (35)            (73)           (134)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................     (28)           (133)            (41)           (258)
Units issued (redeemed) on transfers between
  Investment Divisions.................................    (121)           (349)            454            (213)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (304)           (749)            156          (1,216)
Units outstanding, beginning of period.................   3,696           4,445           6,783           7,999
                                                         ------          ------          ------          ------
Units outstanding, end of period.......................   3,392           3,696           6,939           6,783
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from policyowners....      97             195              96             172
Units redeemed on surrenders...........................    (145)           (308)           (261)           (436)
Units redeemed on annuity and death benefits...........      (8)             (8)            (13)            (26)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................     (42)           (117)            (19)           (151)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (89)           (294)            341             (22)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (187)           (532)            144            (463)
Units outstanding, beginning of period.................   4,073           4,605           4,886           5,349
                                                         ------          ------          ------          ------
Units outstanding, end of period.......................   3,886           4,073           5,030           4,886
                                                         ======          ======          ======          ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       CONVERTIBLE--    EQUITY INCOME--    GOVERNMENT--
    CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------   ---------------   ---------------   ---------------
     2003     2002      2003     2002     2003     2002     2003     2002
    ----------------------------------------------------------------------
       452     1,009       13       14        4       26       62       75
    (3,170)  (10,013)     (46)     (90)     (31)     (48)    (196)    (366)
      (567)     (487)      (5)      (9)      --       (2)     (44)     (83)

    (4,448)   (5,486)     (10)     (36)      (8)     (24)     (19)     (91)

     1,256    10,829       96       58       26      397       57    1,302
    ------   -------   ------   ------   ------   ------   ------   ------
    (6,477)   (4,148)      48      (63)      (9)     349     (140)     837
    34,967    39,115    1,118    1,181      607      258    4,144    3,307
    ------   -------   ------   ------   ------   ------   ------   ------
    28,490    34,967    1,166    1,118      598      607    4,004    4,144
    ======   =======   ======   ======   ======   ======   ======   ======

     1,433     4,091       33       54       29       72       83      112
    (2,537)   (6,924)     (56)     (76)     (44)     (27)    (214)    (324)
       (44)      (86)      (5)      (2)      --       --      (29)     (10)

    (2,200)   (5,790)      (9)     (29)      (8)     (21)     (29)     (38)

    (1,644)    7,896       59       34       37      458      191    1,140
    ------   -------   ------   ------   ------   ------   ------   ------
    (4,992)     (813)      22      (19)      14      482        2      880
    33,873    34,686      912      931      643      161    3,121    2,241
    ------   -------   ------   ------   ------   ------   ------   ------
    28,881    33,873      934      912      657      643    3,123    3,121
    ======   =======   ======   ======   ======   ======   ======   ======


       MAINSTAY VP            MAINSTAY VP           MAINSTAY VP        MAINSTAY VP
    INDEXED EQUITY--    INTERNATIONAL EQUITY--    MID CAP CORE--    MID CAP GROWTH--
      INITIAL CLASS          INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    -----------------   -----------------------   ---------------   -----------------
     2003      2002        2003         2002       2003     2002     2003      2002
    ---------------------------------------------------------------------------------
        37        96           3            9          3        7       10         3
      (238)     (565)        (21)         (49)        (5)     (10)      (4)       (3)
       (68)      (75)         (5)          --         --       --       --        --

       (68)     (269)         (3)         (21)        (1)     (16)      (1)      (11)

      (125)     (399)         12           19         17      131       87        83
    ------    ------      ------       ------     ------   ------   ------    ------
      (462)   (1,212)        (14)         (42)        14      112       92        72
     6,211     7,423         577          619        153       41      101        29
    ------    ------      ------       ------     ------   ------   ------    ------
     5,749     6,211         563          577        167      153      193       101
    ======    ======      ======       ======     ======   ======   ======    ======

       164       352           8           24         10       17        6        16
      (259)     (534)        (20)         (42)       (16)     (11)      (7)       (3)
        (9)      (35)         (6)          (2)        --       --       --        --

       (62)     (210)        (15)         (19)        (7)      (6)      (4)       --

       (91)     (451)          6           57         23      145       67        40
    ------    ------      ------       ------     ------   ------   ------    ------
      (257)     (878)        (27)          18         10      145       62        53
     6,945     7,823         522          504        169       24       92        39
    ------    ------      ------       ------     ------   ------   ------    ------
     6,688     6,945         495          522        179      169      154        92
    ======    ======      ======       ======     ======   ======   ======    ======

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP
                                                         MAINSTAY VP            TOTAL
                                                     SMALL CAP GROWTH--       RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2003       2002      2003     2002
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................        5          7        18       56
Units redeemed on surrenders.......................       (5)        (7)     (266)    (677)
Units redeemed on annuity and death benefits.......       --         (1)      (52)    (124)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (5)       (11)      (84)    (274)
Units issued (redeemed) on transfers between
  Investment Divisions.............................       86        136      (124)    (403)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................       81        124      (508)  (1,422)
Units outstanding, beginning of period.............      201         77     6,305    7,727
                                                      ------     ------    ------   ------
Units outstanding, end of period...................      282        201     5,797    6,305
                                                      ======     ======    ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................        9         23       114      245
Units redeemed on surrenders.......................       (7)       (20)     (276)    (585)
Units redeemed on annuity and death benefits.......       --         --       (18)     (12)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (7)        (9)      (59)    (269)
Units issued (redeemed) on transfers between
  Investment Divisions.............................       44        113      (107)    (367)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................       39        107      (346)    (988)
Units outstanding, beginning of period.............      203         96     6,454    7,442
                                                      ------     ------    ------   ------
Units outstanding, end of period...................      242        203     6,108    6,454
                                                      ======     ======    ======   ======

                                                       MAINSTAY VP           ALGER
                                                       LORD ABBETT         AMERICAN
                                                       DEVELOPING            SMALL
                                                        GROWTH--       CAPITALIZATION--
                                                      INITIAL CLASS     CLASS O SHARES
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................       1        4       10        31
Units redeemed on surrenders.......................      (2)     (31)     (68)     (112)
Units redeemed on annuity and death benefits.......      --       (1)      (8)      (10)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      --       (7)      (7)      (20)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      13      (16)     (54)      (52)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      12      (51)    (127)     (163)
Units outstanding, beginning of period.............     171      222    1,254     1,417
                                                     ------   ------   ------    ------
Units outstanding, end of period...................     183      171    1,127     1,254
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................       8       15       59       114
Units redeemed on surrenders.......................      (4)     (26)     (42)      (83)
Units redeemed on annuity and death benefits.......      (5)      (8)      (5)       (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (5)      (7)      (8)      (26)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      30        4      (41)     (110)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      24      (22)     (37)     (107)
Units outstanding, beginning of period.............     225      247    1,245     1,352
                                                     ------   ------   ------    ------
Units outstanding, end of period...................     249      225    1,208     1,245
                                                     ======   ======   ======    ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                        MainStay VP       MainStay VP       MainStay VP
                         American           Dreyfus         Eagle Asset
                          Century            Large          Management
      MainStay VP         Income            Company           Growth
        Value--         & Growth--          Value--          Equity--
     Initial Class     Initial Class     Initial Class     Initial Class
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        13       55        2        8        4        6        6       13
      (123)    (249)     (13)     (37)     (14)     (28)     (37)     (68)
       (21)     (35)      --      (10)      (6)      --       (4)     (14)

       (34)     (99)      (8)     (15)      (3)     (12)     (10)     (35)

       (66)    (143)       7      (23)      (5)     (12)     (21)    (104)
    ------   ------   ------   ------   ------   ------   ------   ------
      (231)    (471)     (12)     (77)     (24)     (46)     (66)    (208)
     3,086    3,557      463      540      250      296      713      921
    ------   ------   ------   ------   ------   ------   ------   ------
     2,855    3,086      451      463      226      250      647      713
    ======   ======   ======   ======   ======   ======   ======   ======

        78      152       16       33       10       21       30       69
      (109)    (242)      (9)     (34)      (8)     (18)     (22)     (63)
       (10)      (6)      --       --       --       --       (1)      (1)

       (33)    (102)      (2)     (13)      (6)     (11)     (18)     (33)

       (34)     (83)      (2)     (23)       7       11      (18)    (140)
    ------   ------   ------   ------   ------   ------   ------   ------
      (108)    (281)       3      (37)       3        3      (29)    (168)
     3,149    3,430      494      531      320      317      815      983
    ------   ------   ------   ------   ------   ------   ------   ------
     3,041    3,149      497      494      323      320      786      815
    ======   ======   ======   ======   ======   ======   ======   ======


                        DREYFUS IP        FIDELITY(R)       FIDELITY(R)
        CALVERT         TECHNOLOGY            VIP               VIP
        SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
       BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
         2        2        3        4       21       42        9       25
        (7)     (11)      (1)      --      (99)    (174)     (81)    (126)
        (3)      (7)      --       --      (17)     (23)     (30)     (34)

        (3)      (5)      (4)      (5)     (20)     (73)     (16)     (83)

        (7)      (5)      (2)      74      (30)     (85)     (41)     (12)
    ------   ------   ------   ------   ------   ------   ------   ------
       (18)     (26)      (4)      73     (145)    (313)    (159)    (230)
       179      205       99       26    2,741    3,054    1,708    1,938
    ------   ------   ------   ------   ------   ------   ------   ------
       161      179       95       99    2,596    2,741    1,549    1,708
    ======   ======   ======   ======   ======   ======   ======   ======

         9       23        7        8      108      212       48      100
       (10)     (19)      (5)      (3)    (146)    (257)     (71)    (119)
        --       (1)      --       --       (2)     (11)      (2)      (4)

        (1)      (5)       4       (2)     (29)     (76)     (16)     (48)

        (2)      (9)       3       82      (28)     (74)      (3)     (39)
    ------   ------   ------   ------   ------   ------   ------   ------
        (4)     (11)       9       85      (97)    (206)     (44)    (110)
       306      317      151       66    3,685    3,891    1,721    1,831
    ------   ------   ------   ------   ------   ------   ------   ------
       302      306      160      151    3,588    3,685    1,677    1,721
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                          Janus Aspen             Janus Aspen
                                                            Series                  Series
                                                          Balanced--          Worldwide Growth--
                                                     Institutional Shares    Institutional Shares
                                                     ---------------------   ---------------------
                                                       2003        2002        2003        2002
                                                     ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................       24          54          28          77
Units redeemed on surrenders.......................     (176)       (324)       (143)       (265)
Units redeemed on annuity and death benefits.......      (32)        (28)        (19)        (43)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (31)       (124)        (31)       (113)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (26)        (39)       (167)       (348)
                                                      ------      ------      ------      ------
  Net increase (decrease)..........................     (241)       (461)       (332)       (692)
Units outstanding, beginning of period.............    3,367       3,828       3,867       4,559
                                                      ------      ------      ------      ------
Units outstanding, end of period...................    3,126       3,367       3,535       3,867
                                                      ======      ======      ======      ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      135         281         139         297
Units redeemed on surrenders.......................     (149)       (312)       (163)       (312)
Units redeemed on annuity and death benefits.......       (4)        (22)         (9)         (6)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (50)       (108)        (32)       (113)
Units issued (redeemed) on transfers between
  Investment Divisions.............................       13          (7)       (151)       (434)
                                                      ------      ------      ------      ------
  Net increase (decrease)..........................      (55)       (168)       (216)       (568)
Units outstanding, beginning of period.............    4,269       4,437       4,424       4,992
                                                      ------      ------      ------      ------
Units outstanding, end of period...................    4,214       4,269       4,208       4,424
                                                      ======      ======      ======      ======

                                                                          VAN KAMPEN
                                                         VAN ECK              UIF
                                                        WORLDWIDE      EMERGING MARKETS
                                                          HARD             EQUITY--
                                                         ASSETS             CLASS I
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      --        5        3        12
Units redeemed on surrenders.......................      (2)      (9)     (20)      (37)
Units redeemed on annuity and death benefits.......      (1)      --       (6)       (4)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (5)      (7)      (1)      (10)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (6)      74       (3)      (14)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................     (14)      63      (27)      (53)
Units outstanding, beginning of period.............     113       50      558       611
                                                     ------   ------   ------    ------
Units outstanding, end of period...................      99      113      531       558
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................       3       12       22        52
Units redeemed on surrenders.......................     (13)     (12)     (28)      (55)
Units redeemed on annuity and death benefits.......      --       --       --        (1)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (1)      (5)      (4)      (20)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (7)      85      (30)        6
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................     (18)      80      (40)      (18)
Units outstanding, beginning of period.............     132       52      676       694
                                                     ------   ------   ------    ------
Units outstanding, end of period...................     114      132      636       676
                                                     ======   ======   ======    ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

        MFS(R)
       INVESTORS          MFS(R)
         TRUST           RESEARCH        T. ROWE PRICE
       SERIES--          SERIES--        EQUITY INCOME
     INITIAL CLASS     INITIAL CLASS       PORTFOLIO
    ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------
         2        6        2        7        8       18
        (7)     (21)     (14)     (16)     (24)     (77)
        (2)      (2)      (2)     (10)      (7)     (15)

        (7)      (9)      --       (7)      (8)     (42)

        (9)     (21)     (10)     (51)      --      148
    ------   ------   ------   ------   ------   ------
       (23)     (47)     (24)     (77)     (31)      32
       193      240      240      317      982      950
    ------   ------   ------   ------   ------   ------
       170      193      216      240      951      982
    ======   ======   ======   ======   ======   ======

         6       15        8       28       32       60
        (9)     (19)      (4)     (20)     (33)     (70)
        (2)      --       (2)      (2)      --       (1)

        (2)      (7)      (2)     (11)     (18)     (34)

        (2)       1      (12)     (38)      58       83
    ------   ------   ------   ------   ------   ------
        (9)     (10)     (12)     (43)      39       38
       229      239      306      349      853      815
    ------   ------   ------   ------   ------   ------
       220      229      294      306      892      853
    ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                                      MAINSTAY VP
                                                                                        BOND--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2003       2002       2001       2000       1999       1998
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 47,987   $ 46,620   $ 47,865   $ 32,640   $ 35,121   $ 36,799
Units Outstanding.......................................       2,898      2,912      3,231      2,376      2,772      2,823
Unit Value..............................................    $  16.56   $  16.01   $  14.81   $  13.73   $  12.67   $  13.04
Total Return............................................        3.4%       8.1%       7.9%       8.4%      (2.8%)      7.7%
Ratio of Net Investment Income to Average Net Assets....       (0.7%)      3.1%       4.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 44,382   $ 41,985   $ 37,118   $ 26,843   $ 29,092   $ 28,541
Units Outstanding.......................................       2,681      2,623      2,506      1,954      2,296      2,190
Unit Value..............................................    $  16.56   $  16.01   $  14.81   $  13.73   $  12.67   $  13.04
Total Return............................................        3.4%       8.1%       7.9%       8.4%      (2.8%)      7.7%
Ratio of Net Investment Income to Average Net Assets....       (0.7%)      3.4%       4.3%


                                                                                      MAINSTAY VP
                                                                                     CONVERTIBLE--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2003       2002       2001       2000       1999       1998
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 17,743   $ 15,632   $ 18,165   $ 18,477   $ 15,551   $ 10,265
Units Outstanding.......................................       1,166      1,118      1,181      1,160        915        847
Unit Value..............................................    $  15.21   $  13.99   $  15.39   $  15.93   $  16.99   $  12.13
Total Return............................................        8.8%      (9.1%)     (3.4%)     (6.2%)     40.1%       3.1%
Ratio of Net Investment Income to Average Net Assets....       (0.6%)      1.4%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 14,162   $ 12,721   $ 14,279   $ 14,151   $ 10,572   $  7,377
Units Outstanding.......................................         934        912        931        891        624        610
Unit Value..............................................    $  15.17   $  13.95   $  15.34   $  15.89   $  16.95   $  12.09
Total Return............................................        8.8%      (9.1%)     (3.4%)     (6.2%)     40.1%       3.1%
Ratio of Net Investment Income to Average Net Assets....       (0.6%)      1.4%       2.3%


                                                                                      MAINSTAY VP
                                                                                        GROWTH
                                                                                       EQUITY--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2003       2002       2001       2000       1999       1998
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 69,412   $ 69,575   $111,911   $155,720   $159,724   $125,543
Units Outstanding.......................................       3,392      3,696      4,445      5,062      4,954      4,996
Unit Value..............................................    $  20.46   $  18.82   $  25.17   $  30.76   $  32.24   $  25.13
Total Return............................................        8.7%     (25.2%)    (18.2%)     (4.6%)     28.3%      25.0%
Ratio of Net Investment Income to Average Net Assets....       (0.6%)     (0.5%)     (0.7%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 79,520   $ 76,672   $115,917   $149,085   $148,880   $108,057
Units Outstanding.......................................       3,886      4,073      4,605      4,847      4,618      4,300
Unit Value..............................................    $  20.46   $  18.82   $  25.17   $  30.76   $  32.24   $  25.13
Total Return............................................        8.7%     (25.2%)    (18.2%)     (4.6%)     28.3%      25.0%
Ratio of Net Investment Income to Average Net Assets....       (0.6%)     (0.4%)     (0.7%)

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                              MAINSTAY VP
                        CAPITAL APPRECIATION--                                       MAINSTAY VP
                             INITIAL CLASS                                         CASH MANAGEMENT
    ---------------------------------------------------------------   -----------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $149,154   $148,622   $260,390   $391,389   $458,213   $364,915   $ 38,183   $ 46,990   $ 52,540   $ 40,116
       8,199      8,969     10,729     12,222     12,611     12,433     28,490     34,967     39,115     30,612
    $  18.19   $  16.57   $  24.27   $  32.02   $  36.34   $  29.35   $   1.34   $   1.34   $   1.34   $   1.31
        9.8%     (31.7%)    (24.2%)    (11.9%)     23.8%      36.3%      (0.3%)        --       2.5%       4.7%
       (0.6%)     (1.2%)     (1.2%)                                      (0.3%)        --       2.4%

    $170,842   $164,115   $274,149   $390,194   $441,013   $336,619   $ 38,707   $ 45,521   $ 46,590   $ 34,555
       9,391      9,904     11,296     12,184     12,137     11,469     28,881     33,873     34,686     26,368
    $  18.19   $  16.57   $  24.27   $  32.02   $  36.34   $  29.35   $   1.34   $   1.34   $   1.34   $   1.31
        9.8%     (31.7%)    (24.2%)    (11.9%)     23.8%      36.3%      (0.3%)        --       2.5%       4.7%
       (0.6%)     (1.2%)     (1.2%)                                      (0.3%)        --       2.4%


         MAINSTAY VP
       CASH MANAGEMENT
     -------------------
       1999       1998
     -------------------
     $ 58,742   $ 41,136
       46,932     34,013
     $   1.25   $   1.21
         3.5%       4.3%

     $ 59,715   $ 38,720
       47,710     32,015
     $   1.25   $   1.21
         3.5%       4.3%


             MAINSTAY VP
                EQUITY                                         MAINSTAY VP
               INCOME--                                       GOVERNMENT--
            INITIAL CLASS                                     INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $  5,341   $  5,089   $  2,564   $ 68,550   $ 69,501   $ 51,150   $ 39,319   $ 68,787   $ 44,969
         598        607        258      4,004      4,144      3,307      2,677      5,186      3,288
    $   8.92   $   8.38   $   9.94   $  17.12   $  16.77   $  15.47   $  14.69   $  13.26   $  13.68
        6.5%     (15.7%)     (0.6%)      2.1%       8.4%       5.3%      10.8%      (3.0%)      7.6%
       (0.7%)     (0.2%)      0.7%      (0.6%)      2.1%       3.1%

    $  5,778   $  5,308   $  1,576   $ 53,450   $ 52,350   $ 34,663   $ 26,217   $ 38,114   $ 30,539
         657        643        161      3,123      3,121      2,241      1,784      2,873      2,233
    $   8.79   $   8.26   $   9.80   $  17.12   $  16.77   $  15.47   $  14.69   $  13.26   $  13.68
        6.5%     (15.7%)     (2.0%)      2.1%       8.4%       5.3%      10.8%      (3.0%)      7.6%
       (0.7%)        --       0.6%      (0.6%)      2.3%       3.1%

                              MAINSTAY VP                                            MAINSTAY VP
                              HIGH YIELD                                               INDEXED
                           CORPORATE BOND--                                           EQUITY--
                             INITIAL CLASS                                          INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $128,388   $104,452   $122,288   $126,771   $155,130   $147,950   $131,098   $127,742   $198,864   $258,393
       6,939      6,783      7,999      8,588      9,761     10,373      5,749      6,211      7,423      8,368
    $  18.50   $  15.40   $  15.29   $  14.76   $  15.89   $  14.26   $  22.80   $  20.57   $  26.79   $  30.88
       20.2%       0.7%       3.6%      (7.1%)     11.4%       1.3%      10.9%     (23.2%)    (13.2%)    (10.5%)
       (0.5%)      8.2%       9.5%                                       (0.6%)     (0.1%)     (0.4%)

    $ 92,979   $ 75,161   $ 81,685   $ 84,097   $100,712   $ 90,960   $152,507   $142,842   $209,565   $258,158
       5,030      4,886      5,349      5,703      6,344      6,384      6,688      6,945      7,823      8,360
    $  18.48   $  15.38   $  15.27   $  14.75   $  15.88   $  14.25   $  22.80   $  20.57   $  26.79   $  30.88
       20.2%       0.7%       3.6%      (7.1%)     11.4%       1.3%      10.9%     (23.2%)    (13.2%)    (10.5%)
       (0.5%)      8.6%       9.6%                                       (0.6%)     (0.1%)     (0.3%)


         MAINSTAY VP
           INDEXED
          EQUITY--
        INITIAL CLASS
     -------------------
       1999       1998
     -------------------
     $296,442   $243,650
        8,592      8,414
     $  34.50   $  28.96
        19.1%      26.8%

     $288,936   $218,293
        8,375      7,539
     $  34.50   $  28.96
        19.1%      26.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                MainStay VP
                                                                               International
                                                                                 Equity--
                                                                               Initial Class
                                                           -----------------------------------------------------
                                                            2003     2002     2001     2000     1999      1998
                                                           -----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $7,249   $6,847   $7,779   $9,775   $12,680   $10,374
Units Outstanding.......................................      563      577      619      660       692       716
Unit Value..............................................   $12.87   $11.86   $12.57   $14.81   $ 18.31   $ 14.49
Total Return............................................     8.5%    (5.6%)  (15.1%)  (19.1%)    26.4%     21.6%
Ratio of Net Investment Income to Average Net Assets....    (0.7%)      --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $6,375   $6,192   $6,335   $8,082   $10,019   $ 7,717
Units Outstanding.......................................      495      522      504      545       547       532
Unit Value..............................................   $12.87   $11.87   $12.58   $14.82   $ 18.32   $ 14.50
Total Return............................................     8.5%    (5.6%)  (15.1%)  (19.1%)    26.4%     21.5%
Ratio of Net Investment Income to Average Net Assets....    (0.7%)    0.1%       --


                                                                                     MainStay VP
                                                                                   Total Return--
                                                                                    Initial Class
                                                           ---------------------------------------------------------------
                                                             2003       2002       2001       2000       1999       1998
                                                           ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $109,317   $109,940   $163,607   $216,119   $246,863   $217,942
Units Outstanding.......................................      5,797      6,305      7,727      8,998      9,703      9,895
Unit Value..............................................   $  18.86   $  17.44   $  21.17   $  24.02   $  25.44   $  22.03
Total Return............................................       8.1%     (17.6%)    (11.8%)     (5.6%)     15.5%      25.5%
Ratio of Net Investment Income to Average Net Assets....      (0.6%)      0.9%       1.0%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $115,185   $112,541   $157,572   $195,651   $217,421   $185,153
Units Outstanding.......................................      6,108      6,454      7,442      8,146      8,546      8,406
Unit Value..............................................   $  18.86   $  17.44   $  21.17   $  24.02   $  25.44   $  22.03
Total Return............................................       8.1%     (17.6%)    (11.8%)     (5.6%)     15.5%      25.5%
Ratio of Net Investment Income to Average Net Assets....      (0.6%)      1.0%       1.1%

                                                                               MainStay VP
                                                                                 Dreyfus
                                                                                  Large
                                                                                 Company
                                                                                 Value--
                                                                              Initial Class
                                                           ---------------------------------------------------
                                                            2003     2002     2001     2000     1999     1998
                                                           ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,051   $2,073   $3,229   $2,879   $2,380   $1,300
Units Outstanding.......................................      226      250      296      249      216      125
Unit Value..............................................   $ 9.06   $ 8.30   $10.90   $11.57   $10.99   $10.44
Total Return............................................     9.2%   (23.9%)   (5.7%)    5.2%     5.3%     4.4%
Ratio of Net Investment Income to Average Net Assets....    (0.6%)   (0.8%)   (0.6%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $2,969   $2,693   $3,502   $3,147   $2,402   $  959
Units Outstanding.......................................      323      320      317      268      216       91
Unit Value..............................................   $ 9.19   $ 8.41   $11.05   $11.72   $11.14   $10.58
Total Return............................................     9.2%   (23.9%)   (5.7%)    5.2%     5.3%     5.8%
Ratio of Net Investment Income to Average Net Assets....    (0.6%)   (0.7%)   (0.6%)

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


             MainStay VP                MainStay VP                MainStay VP
               Mid Cap                    Mid Cap                   Small Cap
               Core--                     Growth--                  Growth--
            Initial Class              Initial Class              Initial Class
      -------------------------   ------------------------   -----------------------
       2003     2002      2001     2003     2002     2001     2003     2002    2001
      ------------------------------------------------------------------------------
      $1,522   $ 1,250   $  388   $1,561   $  682   $  278   $2,225   $1,381   $ 725
         167       153       41      193      101       29      282      201      77
      $ 9.12   $  8.16   $ 9.49   $ 8.10   $ 6.77   $ 9.60   $ 7.89   $ 6.87   $9.45
       11.8%    (14.1%)   (5.1%)   19.7%   (29.5%)   (4.0%)   14.9%   (27.4%)  (5.5%)
       (0.7%)    (0.9%)   (0.7%)   (0.7%)   (1.3%)   (1.3%)   (0.7%)   (1.3%)  (1.3%)

      $1,635   $ 1,381   $  227   $1,268   $  635   $  385   $1,944   $1,421   $ 918
         179       169       24      154       92       39      242      203      96
      $ 9.14   $  8.17   $ 9.51   $ 8.25   $ 6.89   $ 9.78   $ 8.02   $ 6.98   $9.61
       11.8%    (14.1%)   (4.9%)   19.7%   (29.5%)   (2.2%)   14.9%   (27.4%)  (3.9%)
       (0.7%)    (0.9%)   (0.6%)   (0.7%)   (1.3%)   (1.3%)   (0.7%)   (1.3%)  (1.3%)

                                                                                      MainStay VP
                                                                                       American
                                                                                        Century
                             MainStay VP                                               Income &
                               Value--                                                 Growth--
                            Initial Class                                            Initial Class
      ---------------------------------------------------------   ---------------------------------------------------
       2003      2002      2001      2000      1999      1998      2003     2002     2001     2000     1999     1998
      ---------------------------------------------------------------------------------------------------------------
      $45,427   $45,782   $67,728   $69,989   $71,689   $75,740   $4,075   $3,770   $5,537   $6,863   $7,246   $3,350
        2,855     3,086     3,557     3,643     4,158     4,718      451      463      540      604      562      302
      $ 15.91   $ 14.84   $ 19.04   $ 19.21   $ 17.24   $ 16.05   $ 9.03   $ 8.15   $10.25   $11.35   $12.89   $11.10
         7.2%    (22.1%)    (0.9%)    11.4%      7.4%     (5.4%)   10.9%   (20.6%)   (9.7%)  (11.9%)   16.1%    11.0%
        (0.6%)       --      0.1%                                  (0.7%)   (0.3%)   (0.5%)

      $48,522   $46,850   $65,494   $64,042   $64,967   $63,568   $4,491   $4,026   $5,449   $6,127   $6,320   $2,157
        3,041     3,149     3,430     3,324     3,758     3,949      497      494      531      540      491      194
      $ 15.95   $ 14.88   $ 19.09   $ 19.27   $ 17.29   $ 16.10   $ 9.03   $ 8.15   $10.25   $11.35   $12.89   $11.10
         7.2%    (22.1%)    (0.9%)    11.4%      7.4%     (5.4%)   10.9%   (20.6%)   (9.7%)  (11.9%)   16.1%    11.0%
        (0.6%)       --      0.1%                                  (0.7%)   (0.3%)   (0.5%)

                           MainStay VP                                             MainStay VP
                           Eagle Asset                                                Lord
                            Management                                               Abbett
                              Growth                                               Developing
                             Equity--                                               Growth--
                          Initial Class                                           Initial Class
      ------------------------------------------------------   ---------------------------------------------------
       2003     2002      2001      2000      1999     1998     2003     2002     2001     2000     1999     1998
      ------------------------------------------------------------------------------------------------------------
      $7,306   $ 7,167   $13,064   $31,171   $6,150   $  763   $1,426   $1,150   $2,131   $2,785   $2,600   $  873
         647       713       921     1,810      317       64      183      171      222      266      198       87
      $11.29   $ 10.05   $ 14.18   $ 17.22   $19.38   $11.86   $ 7.80   $ 6.72   $ 9.58   $10.47   $13.11   $10.05
       12.4%    (29.1%)   (17.6%)   (11.1%)   63.4%    18.6%    16.1%   (29.9%)   (8.5%)  (20.1%)   30.5%     0.5%
       (0.6%)    (1.2%)    (1.3%)                               (0.7%)   (1.3%)   (1.3%)

      $8,960   $ 8,264   $14,072   $21,032   $6,595   $1,209   $1,949   $1,512   $2,371   $3,176   $2,334   $  594
         786       815       983     1,211      337      101      249      225      247      303      178       59
      $11.39   $ 10.14   $ 14.31   $ 17.37   $19.55   $11.97   $ 7.81   $ 6.73   $ 9.60   $10.50   $13.14   $10.07
       12.4%    (29.1%)   (17.8%)   (11.1%)   63.4%    19.7%    16.1%   (29.9%)   (8.5%)  (20.1%)   30.5%     0.7%
       (0.6%)    (1.2%)    (1.3%)                               (0.7%)   (1.3%)   (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                    Alger
                                                                                  American
                                                                                    Small
                                                                              Capitalization--
                                                                               Class O Shares
                                                           -------------------------------------------------------
                                                            2003     2002     2001      2000      1999      1998
                                                           -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $7,990   $7,752   $12,031   $20,098   $19,592   $11,977
Units Outstanding.......................................    1,127    1,254     1,417     1,648     1,154       999
Unit Value..............................................   $ 7.09   $ 6.18   $  8.49   $ 12.20   $ 16.98   $ 11.99
Total Return............................................    14.7%   (27.2%)   (30.4%)   (28.1%)    41.6%     14.0%
Ratio of Net Investment Income to Average Net Assets....    (0.7%)   (1.3%)    (1.2%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $8,559   $7,697   $11,471   $17,694   $15,723   $ 9,440
Units Outstanding.......................................    1,208    1,245     1,352     1,451       926       787
Unit Value..............................................   $ 7.09   $ 6.18   $  8.49   $ 12.20   $ 16.97   $ 11.99
Total Return............................................    14.7%   (27.2%)   (30.4%)   (28.1%)    41.6%     14.1%
Ratio of Net Investment Income to Average Net Assets....    (0.7%)   (1.3%)    (1.2%)

                                                                                  FIDELITY(R)
                                                                                      VIP
                                                                                CONTRAFUND(R)--
                                                                                 INITIAL CLASS
                                                           ---------------------------------------------------------
                                                            2003      2002      2001      2000      1999      1998
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $41,206   $39,960   $49,755   $62,679   $65,214   $46,527
Units Outstanding.......................................     2,596     2,741     3,054     3,332     3,195     2,796
Unit Value..............................................   $ 15.87   $ 14.58   $ 16.29   $ 18.81   $ 20.41   $ 16.64
Total Return............................................      8.9%    (10.5%)   (13.4%)    (7.8%)    22.7%     28.3%
Ratio of Net Investment Income to Average Net Assets....     (0.1%)    (0.4%)    (0.5%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $55,858   $52,702   $62,180   $74,681   $73,194   $45,445
Units Outstanding.......................................     3,588     3,685     3,891     4,048     3,657     2,785
Unit Value..............................................   $ 15.57   $ 14.30   $ 15.98   $ 18.45   $ 20.02   $ 16.32
Total Return............................................      8.9%    (10.5%)   (13.4%)    (7.8%)    22.7%     28.3%
Ratio of Net Investment Income to Average Net Assets....     (0.1%)    (0.5%)    (0.5%)

                                                                                   Janus Aspen
                                                                                     Series
                                                                                    Worldwide
                                                                                    Growth--
                                                                              Institutional Shares
                                                           -----------------------------------------------------------
                                                            2003      2002      2001       2000       1999      1998
                                                           -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $45,306   $46,780   $75,000   $112,441   $105,142   $55,504
Units Outstanding.......................................     3,535     3,867     4,559      5,233      4,073     3,491
Unit Value..............................................   $ 12.82   $ 12.10   $ 16.45   $  21.49   $  25.81   $ 15.90
Total Return............................................      5.9%    (26.5%)   (23.4%)    (16.8%)     62.3%     27.2%
Ratio of Net Investment Income to Average Net Assets....      0.2%     (0.4%)    (0.8%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $54,033   $53,620   $82,282   $117,641   $107,877   $52,200
Units Outstanding.......................................     4,208     4,424     4,992      5,465      4,171     3,276
Unit Value..............................................   $ 12.84   $ 12.12   $ 16.48   $  21.53   $  25.86   $ 15.93
Total Return............................................      5.9%    (26.5%)   (23.4%)    (16.8%)     62.3%     27.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%     (0.4%)    (0.8%)

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                   Dreyfus IP
                            Calvert                                Technology
                            Social                                  Growth--
                           Balanced                              Initial Shares
      ---------------------------------------------------   ------------------------
       2003     2002     2001     2000     1999     1998     2003     2002     2001
      ------------------------------------------------------------------------------
      $2,573   $2,646   $3,485   $4,189   $4,466   $3,517   $  711   $  595   $  261
         161      179      205      226      230      201       95       99       26
      $16.00   $14.78   $17.04   $18.55   $19.40   $17.51   $ 7.46   $ 6.01   $10.05
        8.3%   (13.3%)   (8.1%)   (4.4%)   10.8%    14.8%    24.1%   (40.2%)    0.5%
       (0.7%)    1.3%     2.3%                               (0.7%)   (1.3%)   (1.3%)

      $4,842   $4,530   $5,403   $5,717   $5,746   $3,910   $1,161   $  878   $  645
         302      306      317      308      296      223      160      151       66
      $16.02   $14.79   $17.06   $18.57   $19.42   $17.53   $ 7.23   $ 5.83   $ 9.75
        8.3%   (13.3%)   (8.1%)   (4.4%)   10.8%    14.8%    24.1%   (40.2%)   (2.5%)
       (0.7%)    1.4%     2.4%                               (0.7%)   (1.3%)   (1.3%)

                                                                                         JANUS ASPEN
                           FIDELITY(R) VIP                                                 SERIES
                           EQUITY-INCOME--                                               BALANCED--
                            INITIAL CLASS                                           INSTITUTIONAL SHARES
      ---------------------------------------------------------   ---------------------------------------------------------
       2003      2002      2001      2000      1999      1998      2003      2002      2001      2000      1999      1998
      ---------------------------------------------------------------------------------------------------------------------
      $21,641   $21,694   $30,023   $34,017   $31,368   $27,868   $56,078   $57,185   $70,409   $81,758   $66,858   $29,359
        1,549     1,708     1,938     2,060     2,033     1,895     3,126     3,367     3,828     4,183     3,300     1,813
      $ 13.97   $ 12.70   $ 15.49   $ 16.52   $ 15.43   $ 14.70   $ 17.94   $ 16.99   $ 18.39   $ 19.55   $ 20.26   $ 16.19
        10.0%    (18.0%)    (6.2%)     7.0%      5.0%     10.2%      5.6%     (7.7%)    (5.9%)    (3.5%)    25.1%     32.5%
         1.3%      0.5%      0.6%                                    0.6%      1.1%      1.3%

      $23,259   $21,702   $28,160   $29,719   $28,289   $24,127   $75,793   $72,705   $81,831   $85,386   $68,823   $26,647
        1,677     1,721     1,831     1,813     1,847     1,653     4,214     4,269     4,437     4,357     3,387     1,641
      $ 13.87   $ 12.61   $ 15.38   $ 16.39   $ 15.32   $ 14.59   $ 17.99   $ 17.03   $ 18.44   $ 19.60   $ 20.32   $ 16.24
        10.0%    (18.0%)    (6.2%)     7.0%      5.0%     10.1%      5.6%     (7.7%)    (5.9%)    (3.5%)    25.1%     32.6%
         1.3%      0.5%      0.4%                                    0.6%      1.1%      1.3%

                            MFS(R)
                           INVESTORS
                             TRUST                                                MFS(R)
                           SERIES--                                          RESEARCH SERIES--
                         INITIAL CLASS                                         INITIAL CLASS
      ---------------------------------------------------   ---------------------------------------------------
       2003     2002     2001     2000     1999     1998     2003     2002     2001     2000     1999     1998
      ---------------------------------------------------------------------------------------------------------
      $1,292   $1,356   $2,158   $2,729   $2,381   $1,122   $1,717   $1,734   $3,076   $3,995   $2,175   $  893
         170      193      240      252      217      107      216      240      317      320      164       82
      $ 7.59   $ 7.01   $ 8.99   $10.83   $10.99   $10.44   $ 7.95   $ 7.22   $ 9.69   $12.47   $13.27   $10.84
        8.2%   (22.0%)  (17.0%)   (1.4%)    5.3%     4.4%    10.1%   (25.5%)  (22.3%)   (6.1%)   22.4%     8.4%
          --    (0.7%)   (0.8%)                                 --    (1.0%)   (1.3%)

      $1,719   $1,650   $2,207   $2,673   $2,399   $  798   $2,308   $2,180   $3,339   $3,891   $2,171   $  746
         220      229      239      240      212       74      294      306      349      316      166       70
      $ 7.80   $ 7.21   $ 9.24   $11.13   $11.30   $10.73   $ 7.84   $ 7.13   $ 9.57   $12.31   $13.10   $10.70
        8.2%   (22.0%)  (17.0%)   (1.4%)    5.3%     7.3%    10.1%   (25.5%)  (22.3%)   (6.1%)   22.4%     7.0%
        0.1%    (0.8%)   (0.8%)                               0.1%    (1.0%)   (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               T. Rowe Price
                                                                                  Equity
                                                                                  Income
                                                                                 Portfolio
                                                           -----------------------------------------------------
                                                            2003      2002     2001      2000     1999     1998
                                                           -----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $10,303   $9,768   $11,020   $6,827   $4,089   $1,944
Units Outstanding.......................................       951      982       950      590      394      192
Unit Value..............................................   $ 10.79   $ 9.94   $ 11.59   $11.58   $10.37   $10.13
Total Return............................................      8.5%   (14.2%)     0.2%    11.6%     2.4%     1.3%
Ratio of Net Investment Income to Average Net Assets....      0.1%     0.3%      0.2%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,740   $8,546   $ 9,525   $5,604   $4,047   $1,718
Units Outstanding.......................................       892      853       815      480      387      168
Unit Value..............................................   $ 10.87   $10.02   $ 11.68   $11.67   $10.45   $10.21
Total Return............................................      8.5%   (14.2%)     0.2%    11.6%     2.4%     2.1%
Ratio of Net Investment Income to Average Net Assets....      0.2%     0.3%      0.2%

                                                                                Van Eck
                                                                               Worldwide
                                                                                  Hard
                                                                                 Assets
                                                           --------------------------------------------------
                                                            2003     2002     2001     2000    1999     1998
                                                           --------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $  903   $  967   $  450   $  504   $531    $  250
Units Outstanding.......................................       99      113       50       50     58        32
Unit Value..............................................   $ 9.10   $ 8.59   $ 8.95   $10.13   $9.21   $ 7.71
Total Return............................................     6.0%    (4.1%)  (11.6%)   10.0%   19.4%   (22.9%)
Ratio of Net Investment Income to Average Net Assets....    (0.1%)   (0.9%)   (0.1%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,053   $1,148   $  472   $  466   $356    $   53
Units Outstanding.......................................      114      132       52       45     38         7
Unit Value..............................................   $ 9.24   $ 8.72   $ 9.09   $10.29   $9.36   $ 7.83
Total Return............................................     6.0%    (4.1%)  (11.6%)   10.0%   19.4%   (21.7%)
Ratio of Net Investment Income to Average Net Assets....    (0.2%)   (0.9%)   (0.3%)

                                                                               Van Kampen
                                                                                   UIF
                                                                            Emerging Markets
                                                                                Equity--
                                                                                 Class I
                                                           ---------------------------------------------------
                                                            2003     2002     2001     2000     1999     1998
                                                           ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,170   $3,951   $4,807   $5,962   $8,207   $3,786
Units Outstanding.......................................      531      558      611      699      578      515
Unit Value..............................................   $ 7.86   $ 7.08   $ 7.87   $ 8.53   $14.21   $ 7.36
Total Return............................................    11.0%   (10.1%)   (7.7%)  (40.0%)   93.2%   (25.2%)
Ratio of Net Investment Income to Average Net Assets....    (0.7%)   (1.3%)   (1.3%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,032   $4,819   $5,504   $6,288   $7,307   $3,113
Units Outstanding.......................................      636      676      694      732      510      420
Unit Value..............................................   $ 7.92   $ 7.13   $ 7.93   $ 8.59   $14.32   $ 7.41
Total Return............................................    11.0%   (10.1%)   (7.7%)  (40.0%)   93.3%   (25.1%)
Ratio of Net Investment Income to Average Net Assets....    (0.7%)   (1.3%)   (1.3%)

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $324,551,286     $369,667,733     $313,639,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,060,051        1,221,818        1,077,202
    Administrative charges..................................         96,288          140,376           91,416
                                                               ------------     ------------     ------------
      Total net assets......................................   $323,394,947     $368,305,539     $312,471,013
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $233,089,694     $340,268,486     $212,775,734
    Series II Policies......................................      1,914,625          853,316       29,909,748
    Series III Policies.....................................     70,582,977       20,314,130       59,774,969
    Series IV Policies......................................     17,432,733        6,824,102        9,436,359
    Series V Policies.......................................        374,918           45,505          382,343
    Series VI Policies......................................             --               --          191,860
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $323,394,947     $368,305,539     $312,471,013
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.65     $      14.24     $       1.26
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.73     $       5.35     $       1.04
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.48     $       4.89     $       1.03
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.13     $       8.19     $       1.00
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.85     $      10.08     $       0.99
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       1.00
                                                               ============     ============     ============
Identified Cost of Investment...............................   $307,352,393     $628,696,647     $313,645,803
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $190,108,525      $ 82,620,321      $350,150,457      $286,075,321       $659,480,273      $547,536,629      $ 35,965,572

          612,548           273,906         1,168,291           945,810          2,114,357         1,818,639           139,252
           59,910            22,651           105,105           102,656            214,072           195,415            11,228
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $189,436,067      $ 82,323,764      $348,877,061      $285,026,855       $657,151,844      $545,522,575      $ 35,815,092
     ============      ============      ============      ============       ============      ============      ============

     $145,949,132      $ 45,678,391      $244,410,069      $250,719,292       $530,021,760      $472,905,207      $ 26,487,400
        1,712,844           559,273         3,343,744         1,178,638          4,719,602         1,868,858           433,343
       32,859,239        23,265,325        77,495,311        26,115,376         95,255,301        56,626,303         6,670,144
        8,813,605         8,200,340        23,073,369         6,886,788         25,975,346        13,943,235         2,186,071
          101,247           215,382           554,568           126,761          1,179,835           178,972            38,134
               --                --                --                --                 --                --                --

               --         4,405,053                --                --                 --                --                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $189,436,067      $ 82,323,764      $348,877,061      $285,026,855       $657,151,844      $545,522,575      $ 35,815,092
     ============      ============      ============      ============       ============      ============      ============
     $      15.16      $       8.81      $      15.41      $      17.73       $      18.24      $      18.18      $      13.22
     ============      ============      ============      ============       ============      ============      ============
     $       8.57      $       8.75      $      12.27      $       6.20       $      11.58      $       6.90      $       8.07
     ============      ============      ============      ============       ============      ============      ============
     $       8.21      $       8.90      $      12.13      $       6.24       $      11.38      $       6.71      $       8.10
     ============      ============      ============      ============       ============      ============      ============
     $      10.08      $       8.61      $      10.95      $       8.78       $      11.61      $       9.09      $       9.56
     ============      ============      ============      ============       ============      ============      ============
     $      11.24      $       8.70      $      10.71      $       9.94       $      12.31      $      10.88      $      10.59
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $212,399,822      $ 85,654,675      $335,762,219      $415,701,706       $677,480,690      $712,658,651      $ 34,250,948
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 28,612,621     $ 32,200,546     $ 40,538,913

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         89,549           92,768          126,752
    Administrative charges..................................          7,887            7,767           10,631
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 28,515,185     $ 32,100,011     $ 40,401,530
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 13,467,758     $ 14,929,272     $ 19,858,234
    Series II Policies......................................         91,731          172,778          323,672
    Series III Policies.....................................      7,448,087        9,299,127       11,135,803
    Series IV Policies......................................      2,993,853        3,803,348        5,053,846
    Series V Policies.......................................         29,266           65,798           80,173
    Series VI Policies......................................             --               --               --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      4,484,490        3,829,688        3,949,802
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 28,515,185     $ 32,100,011     $ 40,401,530
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $       8.97     $       7.66     $       7.90
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.69     $       9.79     $       8.11
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.32     $       7.81     $       7.87
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       9.10     $       8.39     $       8.51
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.81     $      12.18     $       9.52
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 27,924,004     $ 32,109,665     $ 39,421,908
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $242,765,378      $214,284,950      $ 45,178,956      $ 39,576,152      $104,293,023      $ 26,018,419       $ 59,618,233

          791,006           715,310           166,059           152,231           347,206            80,940            194,156
           88,040            73,218            17,774            14,351            36,734             8,413             20,120
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $241,886,332      $213,496,422      $ 44,995,123      $ 39,409,570      $103,909,083      $ 25,929,066       $ 59,403,957
     ============      ============      ============      ============      ============      ============       ============

     $218,052,214      $175,320,683      $ 37,699,044      $ 28,513,140      $ 87,492,422      $ 14,337,780       $ 49,651,874
        2,004,202           886,865           253,139           324,230           535,207           178,287            490,820
       16,988,736        28,699,765         5,596,015         8,694,935        13,134,619         3,449,312          7,895,860
        4,625,048         8,429,376         1,446,779         1,858,900         2,724,886           910,669          1,334,039
          216,132           159,733               146            18,365            21,949             7,065             31,364
               --                --                --                --                --                --                 --

               --                --                --                --                --         7,045,953                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $241,886,332      $213,496,422      $ 44,995,123      $ 39,409,570      $103,909,083      $ 25,929,066       $ 59,403,957
     ============      ============      ============      ============      ============      ============       ============
     $      15.58      $      15.55      $       8.79      $       8.81      $      11.07      $       7.05       $       7.04
     ============      ============      ============      ============      ============      ============       ============
     $       7.18      $       9.09      $       7.28      $       8.16      $       6.20      $       6.76       $       4.94
     ============      ============      ============      ============      ============      ============       ============
     $       6.88      $       8.69      $       7.14      $       8.06      $       5.29      $       6.79       $       4.58
     ============      ============      ============      ============      ============      ============       ============
     $       9.43      $       8.22      $       9.03      $       8.71      $       8.87      $       8.96       $       9.38
     ============      ============      ============      ============      ============      ============       ============
     $      10.71      $       8.92      $      10.00      $      11.51      $      10.77      $      11.18       $      11.06
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $311,032,284      $255,156,122      $ 54,173,345      $ 44,778,856      $164,229,981      $ 33,885,195       $ 65,321,558
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,807,124     $    182,867     $  3,111,292

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,317              707           12,487
    Administrative charges..................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,799,807     $    182,160     $  3,098,805
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $         --     $         --     $         --
    Series II Policies......................................             --               --               --
    Series III Policies.....................................      1,799,807          182,160        3,098,805
    Series IV Policies......................................             --               --               --
    Series V Policies.......................................             --               --               --
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,799,807     $    182,160     $  3,098,805
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.19     $       7.64     $       7.26
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  1,952,190     $    183,275     $  3,292,505
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
     $  1,003,739      $ 31,299,274      $ 16,088,835      $293,079,061      $185,971,644      $637,323,743

            4,063           102,006            44,241           946,175           628,742         2,077,487
               --             9,924             3,307           101,627            63,322           220,753
     ------------      ------------      ------------      ------------      ------------      ------------
     $    999,676      $ 31,187,344      $ 16,041,287      $292,031,259      $185,279,580      $635,025,503
     ============      ============      ============      ============      ============      ============
     $         --      $ 24,287,798      $  8,338,321      $250,924,572      $151,036,712      $541,814,941
               --           115,446           105,905         1,091,439           683,812         2,584,014
          999,676         5,625,847         6,269,880        31,189,369        27,737,961        72,237,557
               --         1,058,718         1,311,241         8,549,649         5,608,970        18,016,137
               --            32,921            15,940           276,230           212,125           372,854
               --            66,614                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $    999,676      $ 31,187,344      $ 16,041,287      $292,031,259      $185,279,580      $635,025,503
     ============      ============      ============      ============      ============      ============
     $         --      $      15.39      $       7.29      $      15.84      $      13.74      $      18.00
     ============      ============      ============      ============      ============      ============
     $         --      $       8.02      $       8.90      $       8.33      $       8.96      $       9.34
     ============      ============      ============      ============      ============      ============
     $       6.25      $       7.79      $       7.41      $       8.01      $       8.82      $       8.79
     ============      ============      ============      ============      ============      ============
     $         --      $       9.98      $       8.88      $       9.39      $       8.96      $       9.70
     ============      ============      ============      ============      ============      ============
     $         --      $      10.89      $      11.83      $      11.18      $       9.04      $      10.08
     ============      ============      ============      ============      ============      ============
     $         --      $       9.95      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============
     $  1,072,346      $ 37,064,858      $ 15,268,765      $346,920,239      $213,863,698      $730,308,012
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $280,885,235     $ 29,030,142     $ 37,564,002

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        923,649           98,431          126,210
    Administrative charges..................................        102,244            9,504           12,770
                                                               ------------     ------------     ------------
      Total net assets......................................   $279,859,342     $ 28,922,207     $ 37,425,022
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $247,912,046     $ 22,704,023     $ 30,947,494
    Series II Policies......................................      1,032,884          305,946          288,784
    Series III Policies.....................................     26,037,625        4,855,092        5,374,250
    Series IV Policies......................................      4,847,288        1,022,171          813,380
    Series V Policies.......................................         29,499           34,975            1,114
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $279,859,342     $ 28,922,207     $ 37,425,022
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      12.73     $       7.65     $       7.91
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       5.43     $       6.79     $       5.61
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       4.99     $       6.68     $       5.37
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       8.24     $       8.80     $       8.67
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.53     $      11.21     $      10.60
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $497,376,073     $ 36,372,757     $ 57,325,119
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  1,472,053      $  3,983,679      $141,383,648      $  9,819,542      $ 29,292,718

               5,211            13,512           471,074            33,133           135,430
                 210               896            41,957             2,685             9,791
        ------------      ------------      ------------      ------------      ------------
        $  1,466,632      $  3,969,271      $140,870,617      $  9,783,724      $ 29,147,497
        ============      ============      ============      ============      ============
        $    457,805      $  1,972,582      $ 98,817,119      $  6,189,463      $ 23,130,124
              11,500            28,011         1,166,523            56,523         1,071,869
             906,162         1,499,453        32,524,018         2,914,857         4,109,419
              86,044           445,250         8,074,488           621,694           828,260
               5,121            23,975           288,469             1,187             7,825
                  --                --                --                --                --
        ------------      ------------      ------------      ------------      ------------
        $  1,466,632      $  3,969,271      $140,870,617      $  9,783,724      $ 29,147,497
        ============      ============      ============      ============      ============
        $       8.08      $       7.49      $      10.74      $       9.42      $       7.86
        ============      ============      ============      ============      ============
        $       9.53      $       7.73      $      10.26      $       9.35      $       5.68
        ============      ============      ============      ============      ============
        $       7.62      $       7.78      $      10.05      $       9.48      $       6.60
        ============      ============      ============      ============      ============
        $      12.24      $      10.79      $       8.91      $       8.92      $       8.74
        ============      ============      ============      ============      ============
        $      10.99      $      10.48      $       9.10      $      11.31      $      11.27
        ============      ============      ============      ============      ============
        $         --      $         --      $         --      $         --      $         --
        ============      ============      ============      ============      ============
        $  1,288,583      $  3,949,006      $146,161,782      $  9,666,775      $ 39,394,109
        ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                                   BOND--         APPRECIATION--     CONVERTIBLE--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,818,387       $    850,794       $  1,354,913

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             766                320                496
    Administrative charges..................................              44                 21                 36
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,817,577       $    850,453       $  1,354,381
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    449,240       $    212,074       $    182,743
    Series III Policies.....................................         486,913            150,451            574,688
    Series IV Policies......................................         491,257            297,985            407,088
    Series V Policies.......................................          22,901                 --             65,035
    Series VI Policies......................................         367,266            189,943            124,827
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,817,577       $    850,453       $  1,354,381
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $       9.95       $       9.78       $       9.93
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.96       $       9.89       $       9.97
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.96       $       9.78       $       9.88
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.89       $         --       $       9.88
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.95       $       9.78       $       9.81
                                                                ============       ============       ============
Identified Cost of Investment...............................    $  1,826,265       $    865,001       $  1,364,355
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP                           MAINSTAY VP         HIGH YIELD        MAINSTAY VP        MAINSTAY VP
         EQUITY          MAINSTAY VP           GROWTH           CORPORATE           INDEXED         INTERNATIONAL
        INCOME--         GOVERNMENT--         EQUITY--            BOND--            EQUITY--           EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $    979,241       $  1,683,679       $    630,642       $  5,265,189       $  2,529,622       $    297,070

               325                707                242              2,087                751                 43
                19                 40                 18                122                 54                  4
      ------------       ------------       ------------       ------------       ------------       ------------
      $    978,897       $  1,682,932       $    630,382       $  5,262,980       $  2,528,817       $    297,023
      ============       ============       ============       ============       ============       ============
      $     94,354       $    352,999       $    109,088       $    636,625       $    494,308       $     32,726
           436,029            465,881            136,840          1,738,120            609,329             45,317
           278,391            477,130            300,128          2,117,353          1,264,388            212,790
            15,414             39,623                 --            206,378                 --              4,390
           154,709            347,299             84,326            564,504            160,792              1,800
      ------------       ------------       ------------       ------------       ------------       ------------
      $    978,897       $  1,682,932       $    630,382       $  5,262,980       $  2,528,817       $    297,023
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.91       $       9.95       $      10.20       $       9.88       $       9.94
      ============       ============       ============       ============       ============       ============
      $       9.83       $       9.86       $       9.91       $      10.16       $       9.84       $       9.79
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.92       $       9.95       $      10.26       $       9.88       $       9.82
      ============       ============       ============       ============       ============       ============
      $       9.67       $       9.92       $         --       $      10.18       $         --       $       9.57
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.91       $       9.95       $      10.20       $       9.88       $       9.65
      ============       ============       ============       ============       ============       ============
      $    991,875       $  1,694,084       $    637,488       $  5,249,523       $  2,561,369       $    299,253
      ============       ============       ============       ============       ============       ============


       MAINSTAY VP
         MID CAP
          CORE--
      SERVICE CLASS
     ----------------
       $    471,754
                186
                 15
       ------------
       $    471,553
       ============
       $    108,884
            103,280
            195,307
                 --
             64,082
       ------------
       $    471,553
       ============
       $       9.88
       ============
       $       9.82
       ============
       $       9.82
       ============
       $         --
       ============
       $       9.76
       ============
       $    476,690
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                                  MID CAP           SMALL CAP            TOTAL
                                                                  GROWTH--           GROWTH--           RETURN--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $    898,551       $    372,049       $    484,085

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             236                155                204
    Administrative charges..................................              18                 10                 19
                                                                ------------       ------------       ------------
      Total net assets......................................    $    898,297       $    371,884       $    483,862
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    101,247       $     60,827       $    123,338
    Series III Policies.....................................         141,380            109,982            115,405
    Series IV Policies......................................         577,291            128,039            209,022
    Series V Policies.......................................           7,463                 --              8,018
    Series VI Policies......................................          70,916             73,036             28,079
                                                                ------------       ------------       ------------
      Total net assets......................................    $    898,297       $    371,884       $    483,862
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      10.13       $      10.07       $       9.84
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.93       $      10.15       $       9.83
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.93       $       9.88       $       9.96
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.76       $         --       $       9.72
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      10.13       $      10.07       $       9.70
                                                                ============       ============       ============
Identified Cost of Investment...............................    $    902,182       $    373,229       $    490,478
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                           AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
                           CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN
      MAINSTAY VP           INCOME            COMPANY             GROWTH           DEVELOPING           SMALL
        VALUE--           & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
    ---------------------------------------------------------------------------------------------------------------
      $    779,972       $    109,602       $    365,596       $    252,994       $    262,264       $    189,415

               324                 26                 64                135                143                 60
                26                  2                  4                  8                 13                  3
      ------------       ------------       ------------       ------------       ------------       ------------
      $    779,622       $    109,574       $    365,528       $    252,851       $    262,108       $    189,352
      ============       ============       ============       ============       ============       ============
      $    218,303       $      7,872       $     66,841       $     15,792       $     19,295       $     55,575
           160,609             28,185             89,187             83,640             32,854             46,217
           306,051             35,009            155,805            126,774            155,479             81,744
                --              1,226                 --              8,815              4,461                 --
            94,659             37,282             53,695             17,830             50,019              5,816
      ------------       ------------       ------------       ------------       ------------       ------------
      $    779,622       $    109,574       $    365,528       $    252,851       $    262,108       $    189,352
      ============       ============       ============       ============       ============       ============
      $       9.86       $       9.67       $       9.80       $       9.89       $       9.89       $       9.94
      ============       ============       ============       ============       ============       ============
      $       9.82       $       9.96       $       9.79       $       9.88       $       9.77       $       9.94
      ============       ============       ============       ============       ============       ============
      $      10.01       $       9.89       $       9.78       $       9.88       $       9.88       $       9.90
      ============       ============       ============       ============       ============       ============
      $         --       $       9.81       $         --       $       9.61       $       9.73       $         --
      ============       ============       ============       ============       ============       ============
      $       9.86       $       9.83       $       9.78       $       9.87       $      10.02       $       9.95
      ============       ============       ============       ============       ============       ============
      $    789,305       $    110,507       $    368,550       $    256,957       $    262,845       $    190,088
      ============       ============       ============       ============       ============       ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      SERVICE SHARES
     ----------------
       $    364,256
                139
                 10
       ------------
       $    364,107
       ============
       $    103,361
            101,258
            140,009
                 --
             19,479
       ------------
       $    364,107
       ============
       $       9.81
       ============
       $       9.74
       ============
       $       9.74
       ============
       $         --
       ============
       $       9.73
       ============
       $    368,150
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                FIDELITY(R)        FIDELITY(R)        JANUS ASPEN
                                                                    VIP                VIP               SERIES
                                                              CONTRAFUND(R)--    EQUITY-INCOME--       BALANCED--
                                                              SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $    954,364       $    719,800       $  1,932,082

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             356                224                675
    Administrative charges..................................              30                 17                 56
                                                                ------------       ------------       ------------
      Total net assets......................................    $    953,978       $    719,559       $  1,931,351
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    345,120       $    126,925       $    340,597
    Series III Policies.....................................         265,169            197,934            480,183
    Series IV Policies......................................         259,636            312,715            818,731
    Series V Policies.......................................          23,194                 --             70,436
    Series VI Policies......................................          60,859             81,985            221,404
                                                                ------------       ------------       ------------
      Total net assets......................................    $    953,978       $    719,559       $  1,931,351
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      10.05       $       9.87       $       9.88
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.97       $       9.75       $       9.94
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      10.17       $       9.83       $       9.88
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.89       $         --       $       9.89
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.90       $       9.81       $       9.89
                                                                ============       ============       ============
Identified Cost of Investment...............................    $    958,467       $    728,570       $  1,962,563
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                     NEUBERGER
      JANUS ASPEN           MFS(R)                                                     BERMAN
         SERIES           INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE
       WORLDWIDE            TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY
        GROWTH--           SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II
    -----------------------------------------------------------------------------------------------------------------
      $    316,116       $    142,143       $    171,165        $         --        $      8,779       $    825,201

               112                 52                 40                  --                  --                282
                 8                  3                  2                  --                  --                 25
      ------------       ------------       ------------        ------------        ------------       ------------
      $    315,996       $    142,088       $    171,123        $         --        $      8,779       $    824,894
      ============       ============       ============        ============        ============       ============
      $    100,114       $      2,481       $     30,309        $         --        $         --       $    232,992
           130,624             48,920             70,239                  --                  --            189,483
            83,474             74,403             61,485                  --               8,779            219,924
                --                 --                 --                  --                  --             42,200
             1,784             16,284              9,090                  --                  --            140,295
      ------------       ------------       ------------        ------------        ------------       ------------
      $    315,996       $    142,088       $    171,123        $         --        $      8,779       $    824,894
      ============       ============       ============        ============        ============       ============
      $       9.99       $       9.77       $       9.88        $         --        $         --       $       9.86
      ============       ============       ============        ============        ============       ============
      $       9.93       $       9.85       $       9.81        $         --        $         --       $       9.81
      ============       ============       ============        ============        ============       ============
      $       9.92       $       9.87       $       9.64        $         --        $      10.00       $       9.86
      ============       ============       ============        ============        ============       ============
      $         --       $         --       $         --        $         --        $         --       $       9.79
      ============       ============       ============        ============        ============       ============
      $       9.76       $       9.80       $       9.99        $         --        $         --       $       9.81
      ============       ============       ============        ============        ============       ============
      $    321,456       $    143,582       $    172,063        $         --        $      8,779       $    837,393
      ============       ============       ============        ============        ============       ============

        VAN KAMPEN
           UIF
         EMERGING
         MARKETS
         EQUITY--
         CLASS II
    ----------------

       $     35,505
                 13
                  1
       ------------
       $     35,491
       ============
       $     13,197
             15,957
              5,428
                 --
                909
       ------------
       $     35,491
       ============
       $      10.31
       ============
       $       9.94
       ============
       $      10.27
       ============
       $         --
       ============
       $       9.98
       ============
       $     35,403
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $      73,201       $   1,276,571
  Mortality and expense risk charges...................       (1,959,556)         (2,166,377)         (2,232,648)
  Administrative charges...............................         (181,516)           (249,957)           (190,206)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................       (2,141,072)         (2,343,133)         (1,146,283)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       11,523,005          27,894,509         598,598,057
  Cost of investments sold.............................      (11,215,803)        (53,495,012)       (598,595,978)
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........          307,202         (25,600,503)              2,079
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       11,970,822          60,200,879             (10,244)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................       12,278,024          34,600,376              (8,165)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  10,136,952       $  32,257,243       $  (1,154,448)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             MID CAP            SMALL CAP
                                                              CORE--             GROWTH--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --      $            --
  Mortality and expense risk charges...................         (149,467)           (140,103)            (197,991)
  Administrative charges...............................          (13,475)            (11,888)             (16,925)
                                                           -------------       -------------      ---------------
      Net investment income (loss).....................         (162,942)           (151,991)            (214,916)
                                                           -------------       -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................        1,240,535           1,202,999            3,356,542
  Cost of investments sold.............................       (1,523,100)         (1,615,979)          (4,593,860)
                                                           -------------       -------------      ---------------
      Net realized gain (loss) on investments..........         (282,565)           (412,980)          (1,237,318)
  Realized gain distribution received..................               --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................        3,147,514           4,909,247            6,199,525
                                                           -------------       -------------      ---------------
      Net gain (loss) on investments...................        2,864,949           4,496,267            4,962,207
                                                           -------------       -------------      ---------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   2,702,007       $   4,344,276      $     4,747,291
                                                           =============       =============      ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
    $     124,986    $          --    $      85,784    $      32,169    $     648,986    $      34,794    $          --
       (1,098,386)        (466,907)      (2,181,286)      (1,692,371)      (3,539,804)      (3,159,903)        (226,810)
         (108,861)         (39,173)        (200,473)        (184,279)        (363,757)        (342,245)         (19,062)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,082,261)        (506,080)      (2,295,975)      (1,844,481)      (3,254,575)      (3,467,354)        (245,872)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,360,196        2,929,928       25,984,401       18,338,405       25,434,061       34,649,033      135,937,521
       (9,115,706)      (3,510,392)     (23,613,236)     (28,455,717)     (30,244,004)     (45,519,931)    (134,474,950)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,755,510)        (580,464)       2,371,165      (10,117,312)      (4,809,943)     (10,870,898)       1,462,571
               --               --               --               --               --               --               --
       17,219,708        5,919,944        6,636,786       34,301,832      109,894,988       66,298,866        2,953,902
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       15,464,198        5,339,480        9,007,951       24,184,520      105,085,045       55,427,968        4,416,473
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $  14,381,937    $   4,833,400    $   6,711,976    $  22,340,039    $ 101,830,470    $  51,960,614    $   4,170,601
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP          ALGER
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            AMERICAN
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT            SMALL
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING     CAPITALIZATION--
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--          CLASS O
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $      58,600    $      66,754    $          --    $       8,341    $      15,798    $          --     $          --
       (1,446,803)      (1,266,234)        (295,305)        (271,211)        (602,220)        (132,066)         (332,483)
         (161,850)        (130,388)         (31,965)         (26,101)         (64,228)         (13,924)          (34,767)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (1,550,053)      (1,329,868)        (327,270)        (288,971)        (650,650)        (145,990)         (367,250)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       16,281,182       11,121,488       11,673,582       11,246,089        8,694,529        1,149,359        19,687,449
      (18,853,740)     (15,546,386)     (13,858,550)     (13,401,005)     (17,779,921)      (1,914,083)      (21,316,914)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (2,572,558)      (4,424,898)      (2,184,968)      (2,154,916)      (9,085,392)        (764,724)       (1,629,465)
               --               --               --               --               --               --                --
       21,979,550       19,736,459        7,328,306        6,165,751       20,728,944        4,222,397         9,325,666
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       19,406,992       15,311,561        5,143,338        4,010,835       11,643,552        3,457,673         7,696,201
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
    $  17,856,939    $  13,981,693    $   4,816,068    $   3,721,864    $  10,992,902    $   3,311,683     $   7,328,951
    =============    =============    =============    =============    =============    =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                 AMSOUTH         AMSOUTH
                                                                ENHANCED      INTERNATIONAL      AMSOUTH
                                                                 MARKET          EQUITY         LARGE CAP
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $      5,337    $         --    $       2,894
  Mortality and expense risk charges........................       (12,606)         (1,175)         (21,306)
  Administrative charges....................................            --              --               --
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................        (7,269)         (1,175)         (18,412)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       115,476           5,799          107,808
  Cost of investments sold..................................      (140,849)         (7,099)        (137,621)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............       (25,373)         (1,300)         (29,813)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       194,835          22,145          336,525
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       169,462          20,845          306,712
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    162,193    $     19,670    $     288,300
                                                              =============   =============   =============

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,333,874    $    187,227    $     241,292
  Mortality and expense risk charges........................    (1,634,801)       (174,432)        (221,631)
  Administrative charges....................................      (183,248)        (16,922)         (22,503)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       515,825          (4,127)          (2,842)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    70,661,724       2,374,948        2,749,859
  Cost of investments sold..................................   (79,322,435)     (3,515,726)      (5,646,795)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    (8,660,711)     (1,140,778)      (2,896,936)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    23,427,273       3,251,058        6,196,489
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................    14,766,562       2,110,280        3,299,553
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ 15,282,387    $  2,106,153    $   3,296,711
                                                              =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                        FIDELITY(R)        JANUS ASPEN
                                             DREYFUS IP          FIDELITY(R)               VIP               SERIES
                           CALVERT           TECHNOLOGY             VIP                  EQUITY-           BALANCED--
        AMSOUTH             SOCIAL            GROWTH--          CONTRAFUND(R)--          INCOME--        INSTITUTIONAL
        MID CAP            BALANCED        INITIAL SHARES       INITIAL CLASS          INITIAL CLASS          SHARES
    ---------------------------------------------------------------------------------------------------------------------
     $         249      $          --      $          --         $   1,300,702         $   3,203,082      $   7,715,211
            (6,919)          (183,289)           (66,019)           (1,682,226)           (1,077,861)        (3,856,192)
                --            (18,086)            (5,036)             (182,509)             (109,376)          (412,406)
     -------------      -------------      -------------         -------------         -------------      -------------
            (6,670)          (201,375)           (71,055)             (564,033)            2,015,845          3,446,613
     -------------      -------------      -------------         -------------         -------------      -------------
            25,090          1,693,276          3,614,921            13,498,981            11,954,448         33,621,645
           (36,899)        (2,381,214)        (4,610,050)          (16,446,804)          (16,283,810)       (36,976,563)
     -------------      -------------      -------------         -------------         -------------      -------------
           (11,809)          (687,938)          (995,129)           (2,947,823)           (4,329,362)        (3,354,918)
                --                 --                 --                    --                    --                 --
           113,097          3,176,786          3,221,972            26,653,273            18,679,367         32,632,390
     -------------      -------------      -------------         -------------         -------------      -------------
           101,288          2,488,848          2,226,843            23,705,450            14,350,005         29,277,472
     -------------      -------------      -------------         -------------         -------------      -------------
     $      94,618      $   2,287,473      $   2,155,788         $  23,141,417         $  16,365,850      $  32,724,085
     =============      =============      =============         =============         =============      =============

                                                                                   VAN KEMPER
                          NEUBERGER                                                   UIF
         MFS(R)             BERMAN         T. ROWE PRICE         VAN ECK            EMERGING
       UTILITIES         AMT MID-CAP           EQUITY           WORLDWIDE           MARKETS
        SERIES--           GROWTH--            INCOME              HARD             EQUITY--
     INITIAL CLASS         CLASS I           PORTFOLIO            ASSETS            CLASS I
    --------------------------------------------------------------------------------------------
     $      28,295      $          --      $     988,999      $      44,052      $          --
            (7,704)           (22,874)          (801,194)           (60,287)          (221,681)
              (321)            (1,509)           (72,250)            (4,990)           (17,155)
     -------------      -------------      -------------      -------------      -------------
            20,270            (24,383)           115,555            (21,225)          (238,836)
     -------------      -------------      -------------      -------------      -------------
           184,354            416,148          6,068,428          1,965,008        308,879,241
          (204,306)          (567,402)        (7,515,663)        (2,204,416)      (309,276,631)
     -------------      -------------      -------------      -------------      -------------
           (19,952)          (151,254)        (1,447,235)          (239,408)          (397,390)
                --                 --                 --                 --                 --
           218,317            562,148         12,415,940            789,577          6,208,488
     -------------      -------------      -------------      -------------      -------------
           198,365            410,894         10,968,705            550,169          5,811,098
     -------------      -------------      -------------      -------------      -------------
     $     218,635      $     386,511      $  11,084,260      $     528,944      $   5,572,262
     =============      =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--       CONVERTIBLE--
                                                           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --       $          --
  Mortality and expense risk charges...................             (574)               (230)               (450)
  Administrative charges...............................             (240)               (114)                (85)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................             (814)               (344)               (535)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................               --                 718                  --
  Cost of investments sold.............................               --                (717)                 --
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........               --                   1                  --
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................           (7,879)            (14,207)             (9,442)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................           (7,879)            (14,206)             (9,442)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $      (8,693)      $     (14,550)      $      (9,977)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP            SMALL CAP             TOTAL
                                                              GROWTH--           GROWTH--            RETURN--
                                                            SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --       $          --
  Mortality and expense risk charges...................             (199)               (110)               (191)
  Administrative charges...............................              (55)                (54)                (34)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................             (254)               (164)               (225)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................               --                  --                  --
  Cost of investments sold.............................               --                  --                  --
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........               --                  --                  --
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................           (3,632)             (1,180)             (6,393)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................           (3,632)             (1,180)             (6,393)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $      (3,886)      $      (1,344)      $      (6,618)
                                                           =============       =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $          --    $          --    $          --    $          --
             (276)            (520)            (207)          (1,807)            (690)             (42)            (168)
              (71)            (231)             (55)            (401)            (121)              (5)             (34)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
             (347)            (751)            (262)          (2,208)            (811)             (47)            (202)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
              462               --               --               --              724               --               --
             (474)              --               --               --             (717)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
              (12)              --               --               --                7               --               --
               --               --               --               --               --               --               --
          (12,633)         (10,405)          (6,846)          15,667          (31,747)          (2,183)          (4,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (12,645)         (10,405)          (6,846)          15,667          (31,740)          (2,183)          (4,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $     (12,992)   $     (11,156)   $      (7,108)   $      13,459    $     (32,551)   $      (2,230)   $      (5,139)
    =============    =============    =============    =============    =============    =============    =============

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                        AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                        CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
     MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
       VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $          --    $          --     $          --     $          --
             (286)             (17)             (54)            (127)            (126)              (59)             (132)
              (68)             (11)             (16)             (16)             (31)               (4)              (18)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
             (354)             (28)             (70)            (143)            (157)              (63)             (150)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
               --               --               --              727               --                --                --
               --               --               --             (720)              --                --                --
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
               --               --               --                7               --                --                --
               --               --               --               --               --                --                --
           (9,334)            (905)          (2,954)          (3,963)            (581)             (674)           (3,894)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           (9,334)            (905)          (2,954)          (3,956)            (581)             (674)           (3,894)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $      (9,688)   $        (933)   $      (3,024)   $      (4,099)   $        (738)    $        (737)    $      (4,044)
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                              FIDELITY          FIDELITY
                                                                VIP                VIP        JANUS ASPEN
                                                           CONTRAFUND(R)--       INCOME--       SERIES
                                                              SERVICE            SERVICE       BALANCED--
                                                              CLASS 2            CLASS 2     SERVICE SHARES
                                                       ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................   $          --      $          --      $      12,333
  Mortality and expense risk charges..................            (357)              (210)              (597)
  Administrative charges..............................             (31)               (33)              (139)
                                                         -------------      -------------      -------------
      Net investment income (loss)....................            (388)              (243)            11,597
                                                         -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................              --                 --                724
  Cost of investments sold............................              --                 --               (721)
                                                         -------------      -------------      -------------
      Net realized gain (loss) on investments.........              --                 --                  3
  Realized gain distribution received.................              --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments.......................................          (4,103)            (8,769)           (30,481)
                                                         -------------      -------------      -------------
      Net gain (loss) on investments..................          (4,103)            (8,769)           (30,478)
                                                         -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations...................   $      (4,491)     $      (9,012)     $     (18,881)
                                                         =============      =============      =============


                                                                                                 VAN KEMPER
                                                           NEUBERGER                                UIF
                                                             BERMAN         T. ROWE PRICE         EMERGING
                                                          AMT MID-CAP           EQUITY            MARKETS
                                                            GROWTH--            INCOME            EQUITY--
                                                            CLASS S         PORTFOLIO--II         CLASS II
                                                        ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................   $          --      $       1,682      $          --
  Mortality and expense risk charges..................              --               (248)               (12)
  Administrative charges..............................              --                (60)                (1)
                                                         -------------      -------------      -------------
      Net investment income (loss)....................              --              1,374                (13)
                                                         -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................              --                 --                 --
  Cost of investments sold............................              --                 --                 --
                                                         -------------      -------------      -------------
      Net realized gain (loss) on investments.........              --                 --                 --
  Realized gain distribution received.................              --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments.......................................              --            (12,192)               102
                                                         -------------      -------------      -------------
      Net gain (loss) on investments..................              --            (12,192)               102
                                                         -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting
          from operations.............................   $          --      $     (10,818)     $          89
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


    JANUS ASPEN             MFS(R)
      SERIES              INVESTORS            MFS(R)          MFS(R)
     WORLDWIDE              TRUST             RESEARCH        UTILITIES
      GROWTH--             SERIES--           SERIES--        SERIES--
  SERVICE SHARES       SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
-------------------   ----------------   ----------------  ----------------
     $       1,526      $          --      $          --      $          --
              (112)               (46)               (40)                --
                (9)                (9)                (3)                --
     -------------      -------------      -------------      -------------
             1,405                (55)               (43)                --
     -------------      -------------      -------------      -------------
                --                 --                 --                 --
                --                 --                 --                 --
     -------------      -------------      -------------      -------------
                --                 --                 --                 --
                --                 --                 --                 --
            (5,340)            (1,439)              (898)                --
     -------------      -------------      -------------      -------------
            (5,340)            (1,439)              (898)                --
     -------------      -------------      -------------      -------------
     $      (3,935)     $      (1,494)     $        (941)     $          --
     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                MainStay VP                     MainStay VP
                                                                  Bond--                  Capital Appreciation--
                                                               Initial Class                   Initial Class
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,141,072)  $   8,426,157   $  (2,343,133)  $  (5,901,118)
    Net realized gain (loss) on investments..........        307,202          58,620     (25,600,503)    (34,743,882)
    Realized gain distribution received..............             --         233,898              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     11,970,822       8,108,625      60,200,879    (136,533,157)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     10,136,952      16,827,300      32,257,243    (177,178,157)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     24,718,726      22,698,154      10,019,914      20,002,373
    Policyowners' surrenders.........................    (12,217,949)    (18,659,971)    (13,477,596)    (33,834,434)
    Policyowners' annuity and death benefits.........     (2,158,299)     (1,877,155)     (2,188,583)     (3,499,736)
    Net transfers from (to) Fixed Account............     25,653,333      49,922,575       2,100,806       9,673,496
    Transfers between Investment Divisions...........      9,967,268      30,450,426      (7,785,959)    (34,533,541)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     45,963,079      82,534,029     (11,331,418)    (42,191,842)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (26,689)        (43,736)        (70,731)        542,816
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     56,073,342      99,317,593      20,855,094    (218,827,183)
NET ASSETS:
    Beginning of period..............................    267,321,605     168,004,012     347,450,445     566,277,628
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 323,394,947   $ 267,321,605   $ 368,305,539   $ 347,450,445
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                               GOVERNMENT--                   GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,295,975)  $   5,390,206   $  (1,844,481)  $  (1,669,012)
    Net realized gain (loss) on investments..........      2,371,165         615,057     (10,117,312)    (18,358,255)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,636,786       8,468,925      34,301,832     (77,213,593)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      6,711,976      14,474,188      22,340,039     (97,240,860)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     32,838,057      29,239,923       6,386,887      16,914,515
    Policyowners' surrenders.........................    (14,210,119)    (15,219,477)     (9,391,897)    (20,726,809)
    Policyowners' annuity and death benefits.........     (2,061,494)     (1,831,078)     (1,197,506)     (2,871,423)
    Net transfers from (to) Fixed Account............     30,634,433      36,365,858       4,497,708      20,899,208
    Transfers between Investment Divisions...........      5,846,542     100,294,927      (6,937,520)    (24,720,884)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     53,047,419     148,850,153      (6,642,328)    (10,505,393)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (16,043)        (43,402)        (47,133)        334,241
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     59,743,352     163,280,939      15,650,578    (107,412,012)
NET ASSETS:
    Beginning of period..............................    289,133,709     125,852,770     269,376,277     376,788,289
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 348,877,061   $ 289,133,709   $ 285,026,855   $ 269,376,277
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP
                                             MAINSTAY VP                       EQUITY
             MAINSTAY VP                    CONVERTIBLE--                     INCOME--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (1,146,283)  $    (356,280)  $  (1,082,261)  $   2,316,697   $    (506,080)  $      10,461
            2,079          13,086      (1,755,510)     (4,009,987)       (580,464)       (568,479)
               --           1,683              --              --              --              --
          (10,244)          3,220      17,219,708     (14,037,265)      5,919,944      (9,400,818)
    -------------   -------------   -------------   -------------   -------------   -------------
       (1,154,448)       (338,291)     14,381,937     (15,730,555)      4,833,400      (9,958,836)
    -------------   -------------   -------------   -------------   -------------   -------------
       41,385,884      65,509,532       9,248,330      13,180,691       6,884,772      12,264,938
      (30,342,913)    (67,271,529)     (5,538,505)    (10,195,994)     (2,036,090)     (2,236,825)
         (929,464)     (2,621,797)       (778,497)     (1,654,179)       (162,455)       (178,902)
       (9,862,162)      8,484,029       8,522,741      23,249,524       8,971,469      25,274,711
      (50,728,292)     52,451,053       5,801,541      (6,319,609)        106,537      19,520,044
    -------------   -------------   -------------   -------------   -------------   -------------
      (50,476,947)     56,551,288      17,255,610      18,260,433      13,764,233      54,643,966
    -------------   -------------   -------------   -------------   -------------   -------------
           (3,671)        (12,423)        (38,610)         57,336         (10,227)         32,236
    -------------   -------------   -------------   -------------   -------------   -------------
      (51,635,066)     56,200,574      31,598,937       2,587,214      18,587,406      44,717,366
      364,106,079     307,905,505     157,837,130     155,249,916      63,736,358      19,018,992
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 312,471,013   $ 364,106,079   $ 189,436,067   $ 157,837,130   $  82,323,764   $  63,736,358
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--                INDEXED EQUITY--             INTERNATIONAL EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (3,254,575)  $  42,874,069   $  (3,467,354)  $    (983,686)  $    (245,872)  $      29,191
       (4,809,943)    (48,737,236)    (10,870,898)     (9,893,975)      1,462,571      (2,939,379)
               --              --              --       1,895,714              --              --
      109,894,988       8,317,876      66,298,866    (150,872,602)      2,953,902       2,050,357
    -------------   -------------   -------------   -------------   -------------   -------------
      101,830,470       2,454,709      51,960,614    (159,854,549)      4,170,601        (859,831)
    -------------   -------------   -------------   -------------   -------------   -------------
       38,693,275      32,045,589      17,762,680      34,119,908       2,445,653       2,271,983
      (22,464,389)    (38,103,155)    (17,012,570)    (41,068,168)     (1,033,813)     (1,340,511)
       (3,576,057)     (6,119,436)     (3,306,010)     (6,133,078)       (279,335)       (260,564)
       17,662,443      34,120,715      10,579,162      33,096,197       2,617,679       3,135,377
       54,910,744       3,418,033      (6,533,035)    (34,570,031)       (243,601)      3,994,182
    -------------   -------------   -------------   -------------   -------------   -------------
       85,226,016      25,361,746       1,490,227     (14,555,172)      3,506,583       7,800,467
    -------------   -------------   -------------   -------------   -------------   -------------
         (315,316)         44,104        (118,386)        584,548          (7,652)          9,868
    -------------   -------------   -------------   -------------   -------------   -------------
      186,741,170      27,860,559      53,332,455    (173,825,173)      7,669,532       6,950,504
      470,410,674     442,550,115     492,190,120     666,015,293      28,145,560      21,195,056
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 657,151,844   $ 470,410,674   $ 545,522,575   $ 492,190,120   $  35,815,092   $  28,145,560
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  MID CAP                         MID CAP
                                                                  CORE--                         GROWTH--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (162,942)  $    (140,255)  $    (151,991)  $    (186,803)
    Net realized gain (loss) on investments..........       (282,565)       (374,217)       (412,980)       (215,836)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      3,147,514      (2,220,456)      4,909,247      (4,536,431)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      2,702,007      (2,734,928)      4,344,276      (4,939,070)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      2,728,413       3,295,024       3,159,604       4,457,048
    Policyowners' surrenders.........................       (482,399)       (707,677)       (355,880)       (484,135)
    Policyowners' annuity and death benefits.........        (18,156)        (46,829)       (288,116)        (73,967)
    Net transfers from (to) Fixed Account............      2,544,748       6,414,612       3,549,096       7,790,497
    Transfers between Investment Divisions...........      1,194,380       6,523,782       4,873,444       1,869,852
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      5,966,986      15,478,912      10,938,148      13,559,295
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (5,738)          8,014         (10,439)         13,912
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............      8,663,255      12,751,998      15,271,985       8,634,137
NET ASSETS:
    Beginning of period..............................     19,851,930       7,099,932      16,828,026       8,193,889
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $  28,515,185   $  19,851,930   $  32,100,011   $  16,828,026
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  DREYFUS                       EAGLE ASSET
                                                               LARGE COMPANY                    MANAGEMENT
                                                                  VALUE--                     GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (288,971)  $    (360,558)  $    (650,650)  $  (1,599,563)
    Net realized gain (loss) on investments..........     (2,154,916)     (1,136,189)     (9,085,392)    (22,057,136)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,165,751     (11,310,942)     20,728,944     (18,871,432)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      3,721,864     (12,807,689)     10,992,902     (42,528,131)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,715,760       2,823,428       3,211,106       6,917,327
    Policyowners' surrenders.........................     (1,077,509)     (2,053,664)     (3,288,210)     (7,858,857)
    Policyowners' annuity and death benefits.........       (184,877)       (380,376)       (818,358)       (894,194)
    Net transfers from (to) Fixed Account............      2,289,362       6,450,674       1,877,399       7,779,730
    Transfers between Investment Divisions...........         (8,865)     (1,749,083)     (1,156,461)    (12,748,184)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (8,611,688)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     (5,877,817)      5,090,979        (174,524)     (6,804,178)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (8,588)         43,725         (27,495)        147,221
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,164,541)     (7,672,985)     10,790,883     (49,185,088)
NET ASSETS:
    Beginning of period..............................     41,574,111      49,247,096      93,118,200     142,303,288
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $  39,409,570   $  41,574,111   $ 103,909,083   $  93,118,200
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MAINSTAY VP                                                                                     MAINSTAY VP
              SMALL CAP                      MAINSTAY VP                     MAINSTAY VP                  AMERICAN CENTURY
              GROWTH--                     TOTAL RETURN--                      VALUE--                    INCOME & GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (214,916)  $    (288,408)  $  (1,550,053)  $   2,482,695   $  (1,329,868)  $     101,495   $    (327,270)  $    (162,146)
       (1,237,318)       (868,154)     (2,572,558)       (900,175)     (4,424,898)     (3,734,875)     (2,184,968)     (1,088,373)
               --              --              --              --              --         343,792              --              --
        6,199,525      (5,368,934)     21,979,550     (55,904,745)     19,736,459     (52,715,057)      7,328,306     (11,257,981)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,747,291      (6,525,496)     17,856,939     (54,322,225)     13,981,693     (56,004,645)      4,816,068     (12,508,500)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,775,105       5,417,939       6,126,084      12,339,816       7,459,541      18,219,110       1,787,894       2,641,037
         (885,025)     (1,175,027)     (8,661,351)    (20,285,317)     (7,727,838)    (13,843,177)     (1,366,365)     (2,621,720)
         (697,607)        (69,751)     (1,587,626)     (3,404,162)     (1,073,444)     (2,063,606)       (163,374)       (356,407)
        4,355,637      10,429,559       2,737,144       6,612,908       6,998,862      30,731,867       1,729,379       4,808,762
        3,787,260       3,982,883      (3,157,600)    (17,200,168)     (2,785,686)     (6,193,239)       (600,145)     (2,049,229)
               --              --              --              --              --              --      (8,547,910)             --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,335,370      18,585,603      (4,543,349)    (21,936,923)      2,871,435      26,850,955      (7,160,521)      2,422,443
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (11,763)         18,915         (43,228)        170,735         (28,681)        211,006         (11,190)         48,253
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       15,070,898      12,079,022      13,270,362     (76,088,413)     16,824,447     (28,942,684)     (2,355,643)    (10,037,804)
       25,330,632      13,251,610     228,615,970     304,704,383     196,671,975     225,614,659      47,350,766      57,388,570
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  40,401,530   $  25,330,632   $ 241,886,332   $ 228,615,970   $ 213,496,422   $ 196,671,975   $  44,995,123   $  47,350,766
    =============   =============   =============   =============   =============   =============   =============   =============

             MAINSTAY VP                        ALGER
             LORD ABBETT                      AMERICAN
             DEVELOPING                         SMALL                          AMSOUTH                         AMSOUTH
              GROWTH--                    CAPITALIZATION--                    ENHANCED                      INTERNATIONAL
            INITIAL CLASS                  CLASS O SHARES                    MARKET FUND                     EQUITY FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)         2003(b)         2002(a)         2003(b)         2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (145,990)  $    (320,655)  $    (367,250)  $    (869,217)  $      (7,269)  $     (15,106)  $      (1,175)  $      (2,674)
         (764,724)     (1,645,932)     (1,629,465)    (11,478,603)        (25,373)        (85,251)         (1,300)        (35,827)
               --              --              --              --              --              --              --              --
        4,222,397      (6,237,398)      9,325,666      (8,183,074)        194,835        (336,281)         22,145         (12,840)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,311,683      (8,203,985)      7,328,951     (20,530,894)        162,193        (436,638)         19,670         (51,341)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,097,814       1,555,247       2,011,739       2,954,776         (14,912)        602,804             (96)        159,216
         (387,983)       (939,721)     (1,454,141)     (3,405,220)        (44,014)       (165,467)         (2,151)         (1,866)
          (39,771)       (105,555)       (160,483)       (524,486)             --        (101,899)             --              --
          921,871       1,156,733       1,197,407       3,563,096         105,308         594,101           9,244           3,409
        1,436,762        (513,401)        301,146      (4,049,008)         29,184         (43,888)         16,204         (86,013)
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,028,693       1,153,303       1,895,668      (1,460,842)         75,566         885,651          23,201          74,746
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (7,963)         26,836         (20,399)         71,007            (392)          1,463             (76)            218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,332,413      (7,023,846)      9,204,220     (21,920,729)        237,367         450,476          42,795          23,623
       19,596,653      26,620,499      50,199,737      72,120,466       1,562,440       1,111,964         139,365         115,742
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  25,929,066   $  19,596,653   $  59,403,957   $  50,199,737   $   1,799,807   $   1,562,440   $     182,160   $     139,365
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)


                                                                  AmSouth                         AmSouth
                                                              Large Cap Fund                   Mid Cap Fund
                                                       -----------------------------   -----------------------------
                                                          2003(b)         2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (18,412)  $     (32,077)  $      (6,670)  $     (11,064)
    Net realized gain (loss) on investments..........        (29,813)        (93,043)        (11,809)        (26,000)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................        336,525        (548,806)        113,097        (150,238)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................        288,300        (673,926)         94,618        (187,302)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        (17,214)        663,341          19,632         356,566
    Policyowners' surrenders.........................        (93,802)       (249,213)        (25,471)        (38,554)
    Policyowners' annuity and death benefits.........             --             (18)             --              --
    Net transfers from (to) Fixed Account............        329,579       1,028,687          64,190         189,028
    Transfers between Investment Divisions...........         66,538        (128,394)         20,546          (9,203)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        285,101       1,314,403          78,897         497,837
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           (704)          2,373            (237)            688
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............        572,697         642,850         173,278         311,223
NET ASSETS:
    Beginning of period..............................      2,526,108       1,883,258         826,398         515,175
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $   3,098,805   $   2,526,108   $     999,676   $     826,398
                                                       =============   =============   =============   =============

                                                                Janus Aspen                     Janus Aspen
                                                                  Series                          Series
                                                                Balanced--                  Worldwide Growth--
                                                           Institutional Shares            Institutional Shares
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   3,446,613   $   6,716,469   $     515,825   $  (1,719,786)
    Net realized gain (loss) on investments..........     (3,354,918)      2,707,941      (8,660,711)    (16,077,361)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     32,632,390     (62,206,513)     23,427,273     (86,686,068)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     32,724,085     (52,782,103)     15,282,387    (104,483,215)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     17,784,026      39,015,590       6,285,178      14,576,401
    Policyowners' surrenders.........................    (22,127,429)    (43,144,584)     (8,715,464)    (20,341,899)
    Policyowners' annuity and death benefits.........     (2,714,642)     (6,031,215)     (1,323,737)     (2,560,686)
    Net transfers from (to) Fixed Account............     14,536,515      55,406,562       2,855,939      12,038,194
    Transfers between Investment Divisions...........     (5,496,504)    (28,150,818)     (1,539,889)    (30,324,194)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,981,966      17,095,535      (2,437,973)    (26,612,184)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (75,681)        206,054         (25,614)        377,749
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     34,630,370     (35,480,514)     12,818,800    (130,717,650)
NET ASSETS:
    Beginning of period..............................    600,395,133     635,875,647     267,040,542     397,758,192
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 635,025,503   $ 600,395,133   $ 279,859,342   $ 267,040,542
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (201,375)  $     400,940   $     (71,055)  $     (91,691)  $    (564,033)  $  (1,640,872)  $   2,015,845   $     465,463
         (687,938)     (1,285,632)       (995,129)       (784,663)     (2,947,823)     (3,204,601)     (4,329,362)     (7,059,406)
               --              --              --              --              --              --              --       4,144,386
        3,176,786      (3,329,468)      3,221,972      (2,653,322)     26,653,273     (27,337,803)     18,679,367     (35,697,937)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,287,473      (4,214,160)      2,155,788      (3,529,676)     23,141,417     (32,183,276)     16,365,850     (38,147,494)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,240,342       2,347,413       2,156,453       1,883,098       9,711,191      15,132,643       5,681,680      12,589,099
         (909,185)     (1,943,927)       (195,048)       (451,769)     (8,955,992)    (17,590,147)     (6,107,662)    (12,282,973)
         (285,417)       (403,510)       (500,164)        (95,536)     (1,782,132)     (2,593,900)     (1,798,161)     (2,287,543)
        1,659,177       3,761,864         948,297       2,940,310       8,946,709      20,029,474       5,222,784      24,335,650
         (186,125)     (1,611,324)      4,108,359       2,810,186      (1,114,200)    (10,144,196)     (1,795,255)     (4,843,418)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,518,792       2,150,516       6,517,897       7,086,289       6,805,576       4,833,874       1,203,386      17,510,815
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,204)         14,245          (4,998)          9,350         (51,572)        127,294         (34,233)        154,617
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,801,061      (2,049,399)      8,668,687       3,565,963      29,895,421     (27,222,108)     17,535,003     (20,482,062)
       27,386,283      29,435,682       7,372,600       3,806,637     262,135,838     289,357,946     167,744,577     188,226,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  31,187,344   $  27,386,283   $  16,041,287   $   7,372,600   $ 292,031,259   $ 262,135,838   $ 185,279,580   $ 167,744,577
    =============   =============   =============   =============   =============   =============   =============   =============

               MFS(R)                                                          MFS(R)                     NEUBERGER BERMAN
              INVESTORS                        MFS(R)                         UTILITIES                          AMT
           TRUST SERIES--                 RESEARCH SERIES--                   SERIES--                         MID-CAP
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  GROWTH--CLASS I
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $      (4,127)  $    (273,007)  $      (2,842)  $    (486,683)  $      20,270   $       7,089   $     (24,383)  $     (27,511)
       (1,140,778)     (2,594,462)     (2,896,936)     (8,468,022)        (19,952)       (125,455)       (151,254)        (60,285)
               --              --              --              --              --              --              --              --
        3,251,058      (5,326,780)      6,196,489      (4,091,609)        218,317         (27,232)        562,148        (557,953)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,106,153      (8,194,249)      3,296,711     (13,046,314)        218,635        (145,598)        386,511        (645,749)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          653,506       2,408,914       1,012,573       1,540,618          16,315         205,255         136,457         497,105
         (912,269)     (2,216,932)     (1,001,220)     (2,337,459)        (42,898)       (138,440)       (112,180)       (134,446)
         (205,077)       (568,429)       (192,387)       (485,420)             --              --          (1,904)        (16,859)
          904,869       4,395,598         650,469       2,847,962         404,052         563,809         557,665       1,867,923
         (841,474)     (2,974,318)       (870,988)     (6,570,408)        131,068        (138,992)        (43,372)        829,316
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (400,445)      1,044,833        (401,553)     (5,004,707)        508,537         491,632         536,666       3,043,039
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (4,684)         29,895          (8,091)         47,938            (606)            635            (887)          1,790
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,701,024      (7,119,521)      2,887,067     (18,003,083)        726,566         346,669         922,290       2,399,080
       27,221,183      34,340,704      34,537,955      52,541,038         740,066         393,397       3,046,981         647,901
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  28,922,207   $  27,221,183   $  37,425,022   $  34,537,955   $   1,466,632   $     740,066   $   3,969,271   $   3,046,981
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                                  Van Eck
                                                               T. Rowe Price                     Worldwide
                                                                  Equity                           Hard
                                                             Income Portfolio                     Assets
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     115,555   $     324,257   $     (21,225)  $     (72,490)
    Net realized gain (loss) on investments..........     (1,447,235)     (3,020,615)       (239,408)       (555,541)
    Realized gain distribution received..............             --         115,918              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     12,415,940     (16,792,258)        789,577        (371,780)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     11,084,260     (19,372,698)        528,944        (999,811)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      7,379,971      14,114,112         522,138       1,031,243
    Policyowners' surrenders.........................     (3,748,769)     (7,417,923)       (438,149)       (563,324)
    Policyowners' annuity and death benefits.........       (632,054)     (1,480,499)       (219,957)       (180,925)
    Net transfers from (to) Fixed Account............      8,638,601      30,489,156         771,226       1,795,782
    Transfers between Investment Divisions...........      1,553,526       4,109,856        (333,991)      4,090,054
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,191,275      39,814,702         301,267       6,172,830
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (23,104)         86,003          (1,576)          4,897
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     24,252,431      20,528,007         828,635       5,177,916
NET ASSETS:
    Beginning of period..............................    116,618,186      96,090,179       8,955,089       3,777,173
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 140,870,617   $ 116,618,186   $   9,783,724   $   8,955,089
                                                       =============   =============   =============   =============

                                                                Van Kampen
                                                                    UIF
                                                             Emerging Markets
                                                                 Equity--
                                                                  Class I
                                                       -----------------------------
                                                           2003           2002(a)
                                                       -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (238,836)  $    (480,356)
    Net realized gain (loss) on investments..........       (397,390)     (1,324,415)
    Realized gain distribution received..............             --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,208,488       1,026,842
                                                       -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      5,572,262        (777,929)
                                                       -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        700,589       2,027,022
    Policyowners' surrenders.........................     (1,387,507)     (3,707,217)
    Policyowners' annuity and death benefits.........        (75,027)       (187,905)
    Net transfers from (to) Fixed Account............        648,955       1,506,146
    Transfers between Investment Divisions...........     (2,062,951)     (4,549,358)
                                                       -------------   -------------
      Net contributions and (withdrawals)............     (2,175,941)     (4,911,312)
                                                       -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (9,855)         12,568
                                                       -------------   -------------
        Increase (decrease) in net assets............      3,386,466      (5,676,673)
NET ASSETS:
    Beginning of period..............................     25,761,031      31,437,704
                                                       -------------   -------------
    End of period....................................  $  29,147,497   $  25,761,031
                                                       =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2003
(Unaudited)

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $        (814)     $        (344)     $        (535)
    Net realized gain (loss) on investments...........              --                  1                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (7,879)           (14,207)            (9,442)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (8,693)           (14,550)            (9,977)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............       1,791,911            853,483          1,339,136
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............          34,356             11,517             25,219
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............       1,826,267            865,000          1,364,355
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               3                  3                  3
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............       1,817,577            850,453          1,354,381
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $   1,817,577      $     850,453      $   1,354,381
                                                         =============      =============      =============

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $         (47)     $        (202)     $        (254)
    Net realized gain (loss) on investments...........              --                 --                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (2,183)            (4,937)            (3,632)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (2,230)            (5,139)            (3,886)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         297,758            470,486            894,896
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............           1,495              6,205              7,287
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............         299,253            476,691            902,183
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................              --                  1                 --
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............         297,023            471,553            898,297
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $     297,023      $     471,553      $     898,297
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $        (347)     $        (751)     $        (262)     $      (2,208)     $        (811)
               (12)                --                 --                 --                  7
                --                 --                 --                 --                 --
           (12,633)           (10,405)            (6,846)            15,667            (31,747)
     -------------      -------------      -------------      -------------      -------------
           (12,992)           (11,156)            (7,108)            13,459            (32,551)
     -------------      -------------      -------------      -------------      -------------
           970,563          1,662,212            629,448          5,166,923          2,533,635
                --                 --                 --                 --                 --
                --                 --                 --                 --                 --
            21,323             31,872              8,040             82,600             27,726
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
           991,886          1,694,084            637,488          5,249,523          2,561,361
     -------------      -------------      -------------      -------------      -------------
                 3                  4                  2                 (2)                 7
     -------------      -------------      -------------      -------------      -------------
           978,897          1,682,932            630,382          5,262,980          2,528,817
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $     978,897      $   1,682,932      $     630,382      $   5,262,980      $   2,528,817
     =============      =============      =============      =============      =============

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $        (164)     $        (225)     $        (354)      $         (28)     $         (70)
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --
            (1,180)            (6,393)            (9,334)               (905)            (2,954)
     -------------      -------------      -------------       -------------      -------------
            (1,344)            (6,618)            (9,688)               (933)            (3,024)
     -------------      -------------      -------------       -------------      -------------
           366,986            485,785            780,370             108,142            363,412
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --
             6,243              4,693              8,937               2,365              5,140
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
           373,229            490,478            789,307             110,507            368,552
     -------------      -------------      -------------       -------------      -------------
                (1)                 2                  3                  --                 --
     -------------      -------------      -------------       -------------      -------------
           371,884            483,862            779,622             109,574            365,528
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
     $     371,884      $     483,862      $     779,622       $     109,574      $     365,528
     =============      =============      =============       =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $        (143)     $        (157)     $         (63)
    Net realized gain (loss) on investments...........               7                 --                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (3,963)              (581)              (674)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (4,099)              (738)              (737)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         253,346            259,908            188,283
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............           3,603              2,938              1,806
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............         256,949            262,846            190,089
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               1                 --                 --
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............         252,851            262,108            189,352
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $     252,851      $     262,108      $     189,352
                                                         =============      =============      =============


                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $         (55)      $         (43)      $          --
    Net realized gain (loss) on investments...........              --                  --                  --
    Realized gain distribution received...............              --                  --                  --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (1,439)               (898)                 --
                                                         -------------       -------------       -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (1,494)               (941)                 --
                                                         -------------       -------------       -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         141,392             169,157                  --
    Policyowners' surrenders..........................              --                  --                  --
    Policyowners' annuity and death benefits..........              --                  --                  --
    Net transfers from (to) Fixed Account.............           2,189               2,907                  --
    Transfers between Investment Divisions............              --                  --                  --
                                                         -------------       -------------       -------------
      Net contributions and (withdrawals).............         143,581             172,064                  --
                                                         -------------       -------------       -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               1                  --                  --
                                                         -------------       -------------       -------------
        Increase (decrease) in net assets.............         142,088             171,123                  --
NET ASSETS:
    Beginning of period...............................              --                  --                  --
                                                         -------------       -------------       -------------
    End of period.....................................   $     142,088       $     171,123       $          --
                                                         =============       =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
     $        (150)     $        (388)     $        (243)       $      11,597        $       1,405
                --                 --                 --                    3                   --
                --                 --                 --                   --                   --
            (3,894)            (4,103)            (8,769)             (30,481)              (5,340)
     -------------      -------------      -------------        -------------        -------------
            (4,044)            (4,491)            (9,012)             (18,881)              (3,935)
     -------------      -------------      -------------        -------------        -------------
           363,945            946,749            718,087            1,924,882              315,160
                --                 --                 --                   --                   --
                --                 --                 --                   --                   --
             4,205             11,719             10,482               25,345                4,770
                --                 --                 --                   --                   --
     -------------      -------------      -------------        -------------        -------------
           368,150            958,468            728,569            1,950,227              319,930
     -------------      -------------      -------------        -------------        -------------
                 1                  1                  2                    5                    1
     -------------      -------------      -------------        -------------        -------------
           364,107            953,978            719,559            1,931,351              315,996
                --                 --                 --                   --                   --
     -------------      -------------      -------------        -------------        -------------
     $     364,107      $     953,978      $     719,559        $   1,931,351        $     315,996
     =============      =============      =============        =============        =============

    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $          --         $       1,374         $         (13)
                --                    --                    --
                --                    --                    --
                --               (12,192)                  102
     -------------         -------------         -------------
                --               (10,818)                   89
     -------------         -------------         -------------
             8,779               823,705                34,889
                --                    --                    --
                --                    --                    --
                --                12,005                   513
                --                    --                    --
     -------------         -------------         -------------
             8,779               835,710                35,402
     -------------         -------------         -------------
                --                     2                    --
     -------------         -------------         -------------
             8,779               824,894                35,491
                --                    --                    --
     -------------         -------------         -------------
     $       8,779         $     824,894         $      35,491
     =============         =============         =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account.

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II

  Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of the Separate Account are as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Number of shares.........................................       22,711                 20,491              313,632
Identified cost..........................................     $307,352               $628,697           $  313,646


                                                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                               MID CAP               MID CAP              SMALL CAP
                                                               CORE--               GROWTH--              GROWTH--
                                                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                            ---------------------------------------------------------
Number of shares..........................................        3,117                 4,088                  4,990
Identified cost...........................................     $ 27,924              $ 32,110             $   39,422

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Purchases................................................     $ 55,568               $ 14,171           $  546,834
Proceeds from sales......................................       11,523                 27,895              598,598


                                                            MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                              MID CAP               MID CAP              SMALL CAP
                                                              CORE--               GROWTH--              GROWTH--
                                                           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                           ---------------------------------------------------------
Purchases................................................     $  7,067              $ 12,024             $   13,515
Proceeds from sales......................................        1,241                 1,203                  3,357

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         19,226             9,259            30,865            17,455             73,893            27,750             3,475
       $212,400          $ 85,655          $335,762          $415,702           $677,481          $712,659          $ 34,251

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,464            16,682             4,973             4,498            10,364             3,598              4,231
       $311,032          $255,156          $ 54,173          $ 44,779          $164,230          $ 33,885           $ 65,322


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 23,591          $ 16,260          $ 77,027          $  9,837           $107,792          $ 32,672          $139,233
          7,360             2,930            25,984            18,338             25,434            34,649           135,938

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 10,173          $ 12,691          $  4,181          $  5,081          $  7,861          $  4,043           $ 21,220
         16,281            11,121            11,674            11,246             8,695             1,149             19,687

--------------------------------------------------------------------------------


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Number of shares..........          249               25                 401                 153           19,143
Identified cost...........     $  1,952         $    183            $  3,293            $  1,072         $ 37,065

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Number of shares..........          104              297               7,912                 898            4,340
Identified cost...........     $  1,289         $  3,949            $146,162            $  9,667         $ 39,394


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Purchases.................     $    184         $     28            $    376            $     98         $  3,015
Proceeds from sales.......          115                6                 108                  25            1,693

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Purchases.................     $    715         $    932            $ 19,433            $  2,248         $306,477
Proceeds from sales.......          184              416               6,068               1,965          308,879

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,241            14,854             9,445            29,478            12,618             1,992             3,167
       $ 15,269          $346,920          $213,864          $730,308          $497,376          $ 36,373          $ 57,325

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 10,078          $ 19,770          $ 15,201          $ 39,082          $ 68,739          $  1,967          $  2,343
          3,615            13,499            11,954            33,622            70,662             2,375             2,750

--------------------------------------------------------------------------------

At June 30, 2003, the investments of the Separate Account are as follows:


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Number of shares........................................         127                      47                   137
Identified cost.........................................    $  1,826                $    865              $  1,364


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Number of shares........................................         114                    46                      33
Identified cost.........................................    $    902              $    373              $      490

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Purchases...............................................    $  1,826               $    866              $    1,364
Proceeds from sales.....................................          --                      1                      --


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Purchases...............................................    $    902               $    373             $      490
Proceeds from sales.....................................          --                     --                     --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
            110               148                38                590               128                29                51
       $    992          $  1,694          $    637           $  5,250          $  2,561          $    299          $    477

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
             61                12                42                25                36                 13                51
       $    789          $    111          $    369          $    257          $    263           $    190          $    368


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $    992          $  1,694          $    637           $  5,250          $  2,562          $    299          $    477
             --                --                --                 --                 1                --                --

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $    789          $    111          $    369          $    258          $    263           $    190          $    368
             --                --                --                 1                --                 --                --

--------------------------------------------------------------------------------

                                                                      FIDELITY(R)                           JANUS ASPEN
                                                   FIDELITY(R)            VIP            JANUS ASPEN          SERIES
                                                       VIP              EQUITY-            SERIES            WORLDWIDE
                                                 CONTRAFUND(R)--       INCOME--          BALANCED--          GROWTH--
                                                 SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES
                                                 ------------------------------------------------------------------------
Number of shares...............................           49                 37                 86                 14
Identified cost................................     $    958           $    729           $  1,963           $    321


                                                                      FIDELITY(R)                           JANUS ASPEN
                                                   FIDELITY(R)            VIP            JANUS ASPEN          SERIES
                                                       VIP              EQUITY-            SERIES            WORLDWIDE
                                                 CONTRAFUND(R)--       INCOME--          BALANCED--          GROWTH--
                                                 SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES
                                                 ------------------------------------------------------------------------
Purchases......................................     $    958           $    729           $  1,963           $    321
Proceeds from sales............................           --                 --                  1                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
             10               14               --                1               36                5
       $    144         $    172         $     --         $      9         $    837         $     35

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
       $    144         $    172         $     --         $      9         $    837         $     35
             --               --               --               --               --               --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003 and the year ended December 31, 2002, were as follows:


                                                                                                         MAINSTAY VP
                                                                     MAINSTAY VP                           CAPITAL
                                                                       BOND--                          APPRECIATION--
                                                                    INITIAL CLASS                       INITIAL CLASS
                                                              -------------------------           -------------------------
                                                               2003              2002              2003              2002
                                                              -------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners.......        519             1,007               368               992
Units redeemed on surrenders..............................       (635)           (1,163)             (987)           (2,156)
Units redeemed on annuity and death benefits..............        (99)             (121)             (145)             (211)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................        213             1,401              (137)              (40)
Units issued (redeemed) on transfers between Investment
  Divisions...............................................        617             1,819              (651)           (2,243)
                                                              -------           -------           -------           -------
  Net increase (decrease).................................        615             2,943            (1,552)           (3,658)
Units outstanding, beginning of period....................     14,282            11,339            25,441            29,099
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................     14,897            14,282            23,889            25,441
                                                              =======           =======           =======           =======
SERIES II POLICIES
Units issued on payments received from policyowners.......         30               108                 2                16
Units redeemed on surrenders..............................        (45)              (67)               (3)               (8)
Units redeemed on annuity and death benefits..............         --                (7)               (1)              (20)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................         (1)               (4)               (2)              (12)
Units issued (redeemed) on transfers between Investment
  Divisions...............................................         (4)               44               (11)               12
                                                              -------           -------           -------           -------
  Net increase (decrease).................................        (20)               74               (15)              (12)
Units outstanding, beginning of period....................        170                96               174               186
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................        150               170               159               174
                                                              =======           =======           =======           =======
SERIES III POLICIES
Units issued on payments received from policyowners.......        751               344               679               318
Units redeemed on surrenders..............................       (134)              (92)              (76)             (105)
Units redeemed on annuity and death benefits..............        (46)               (4)              (55)              (17)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................      1,476             2,360               536             1,421
Units issued (redeemed) on transfers between Investment
  Divisions...............................................         72               224                71              (320)
                                                              -------           -------           -------           -------
  Net increase (decrease).................................      2,119             2,832             1,155             1,297
Units outstanding, beginning of period....................      3,538               706             3,001             1,704
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................      5,657             3,538             4,156             3,001
                                                              =======           =======           =======           =======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--      EQUITY INCOME--      GOVERNMENT--
     CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
   -----------------   -----------------   -----------------   -----------------
    2003      2002      2003      2002      2003      2002      2003      2002
   -----------------------------------------------------------------------------
   10,305    17,287       210       596       245       791       668     1,125
  (18,559)  (40,171)     (325)     (666)     (169)     (207)     (744)     (942)
     (475)   (2,007)      (52)      (98)      (19)      (16)     (101)     (112)

  (14,726)  (12,389)       92       663       201     1,191       101       901

  (16,026)   40,054       235      (413)       49     1,838       679     5,995
   -------   -------   -------   -------   -------   -------   -------   -------
  (39,481)    2,774       160        82       307     3,597       603     6,967
  208,084   205,310     9,467     9,385     5,378     1,781    15,260     8,293
   -------   -------   -------   -------   -------   -------   -------   -------
  168,603   208,084     9,627     9,467     5,685     5,378    15,863    15,260
   =======   =======   =======   =======   =======   =======   =======   =======

    5,206    16,856         7        64         4        57        61       179
   (4,225)  (10,906)      (10)      (25)       (5)      (10)      (55)      (28)
       --        --        --       (17)       --        --        --        (5)

     (374)     (447)        2       (21)       (2)       (2)       (6)       (3)

    2,080     5,034        (8)        9        --        11       (14)       16
   -------   -------   -------   -------   -------   -------   -------   -------
    2,687    10,537        (9)       10        (3)       56       (14)      159
   25,991    15,454       209       199        67        11       287       128
   -------   -------   -------   -------   -------   -------   -------   -------
   28,678    25,991       200       209        64        67       273       287
   =======   =======   =======   =======   =======   =======   =======   =======

   14,798    19,458       514       236       332       235     1,098       448
   (2,361)   (4,700)      (82)      (64)      (58)      (29)     (135)      (99)
     (318)      (75)       (4)      (15)       --        (1)      (43)      (13)

    7,778    21,984       619     1,554       594     1,397     1,910     1,781

  (27,897)   (1,240)      246      (128)      (61)       63      (285)      927
   -------   -------   -------   -------   -------   -------   -------   -------
   (8,000)   35,427     1,293     1,583       807     1,665     2,545     3,044
   65,803    30,376     2,708     1,125     1,806       141     3,842       798
   -------   -------   -------   -------   -------   -------   -------   -------
   57,803    65,803     4,001     2,708     2,613     1,806     6,387     3,842
   =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                       HIGH YIELD
                                                                    GROWTH EQUITY--                  CORPORATE BOND--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2003             2002             2003             2002
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners.........       181              620              679            1,377
Units redeemed on surrenders................................      (525)          (1,074)          (1,234)          (2,461)
Units redeemed on annuity and death benefits................       (71)            (138)            (177)            (384)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................       (18)             456               91              459
Units issued (redeemed) on transfers between Investment
  Divisions.................................................      (383)          (1,352)           2,225              259
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................      (816)          (1,488)           1,584             (750)
Units outstanding, beginning of period......................    14,959           16,447           27,478           28,228
                                                                ------           ------           ------           ------
Units outstanding, end of period............................    14,143           14,959           29,062           27,478
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units issued on payments received from policyowners.........         2               30               48              126
Units redeemed on surrenders................................       (12)              (8)             (32)             (25)
Units redeemed on annuity and death benefits................        --              (15)              --              (26)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................         2              (23)              40                3
Units issued (redeemed) on transfers between Investment
  Divisions.................................................       (21)               5               97               28
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................       (29)             (11)             153              106
Units outstanding, beginning of period......................       219              230              255              149
                                                                ------           ------           ------           ------
Units outstanding, end of period............................       190              219              408              255
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units issued on payments received from policyowners.........       284              421            1,533              611
Units redeemed on surrenders................................      (105)            (122)            (134)            (128)
Units redeemed on annuity and death benefits................        (5)             (29)             (56)              (8)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................       494            1,522            1,048            2,567
Units issued (redeemed) on transfers between Investment
  Divisions.................................................      (158)            (168)           1,435              (97)
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................       510            1,624            3,826            2,945
Units outstanding, beginning of period......................     3,678            2,054            4,546            1,601
                                                                ------           ------           ------           ------
Units outstanding, end of period............................     4,188            3,678            8,372            4,546
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                   MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP            MAINSTAY VP             MID CAP           MID CAP
   INDEXED EQUITY--    INTERNATIONAL EQUITY--        CORE--           GROWTH--
    INITIAL CLASS          INITIAL CLASS         INITIAL CLASS     INITIAL CLASS
  -----------------   -----------------------   ---------------   ---------------
   2003      2002        2003         2002       2003     2002     2003     2002
  -------------------------------------------------------------------------------
    392     1,076          62          103         99      232      140      349
   (958)   (2,155)        (73)         (98)       (39)     (70)     (34)     (47)
   (194)     (312)        (22)         (18)        (2)      (5)      (4)      (5)

    (20)      386           9           65         35      320      115      429

   (482)   (1,986)         95          344         37      661      464      187
  ------    ------      ------       ------     ------   ------   ------   ------
 (1,262)   (2,991)         71          396        130    1,138      681      913
 27,274    30,265       1,933        1,537      1,872      734    1,768      855
 ------    ------      ------       ------     ------   ------   ------   ------
 26,012    27,274       2,004        1,933      2,002    1,872    2,449    1,768
 ======    ======      ======       ======     ======   ======   ======   ======
     14        51           4            6          1        7        2       12
     (6)      (13)         (1)          (3)        (1)      (1)      (2)      (1)

     --       (15)         --           --         --       --       --       --

     --        (4)         38           21         (1)      --        1       --
     13         7         (21)         (22)         2        2       --        1
 ------    ------      ------       ------     ------   ------   ------   ------
     21        26          20            2          1        8        1       12
    250       224          34           32          8       --       17        5
 ------    ------      ------       ------     ------   ------   ------   ------
    271       250          54           34          9        8       18       17
 ======    ======      ======       ======     ======   ======   ======   ======
  1,141     1,275         125           61        134       40      185       73
   (132)     (155)        (16)          (9)       (13)      (9)     (10)     (16)
     (6)      (20)         (1)          (4)        --       (1)     (34)      (3)

  1,167     3,173         217          245        176      347      273      479

     57      (187)         17           54         82       18      170       34
 ------    ------      ------       ------     ------   ------   ------   ------
  2,227     4,086         342          347        379      395      584      567
  6,206     2,120         481          134        420       25      606       39
 ------    ------      ------       ------     ------   ------   ------   ------
  8,433     6,206         823          481        799      420    1,190      606
 ======    ======      ======       ======     ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                        SMALL CAP        MAINSTAY VP
                                                        GROWTH--       TOTAL RETURN--
                                                      INITIAL CLASS     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2003     2002     2003     2002
                                                     ---------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................      --       --       --       --
Units issued on payments received from
  policyowners.....................................     161      440      170      585
Units redeemed on surrenders.......................    (100)    (136)    (554)  (1,276)
Units redeemed on annuity and death benefits.......     (60)      (5)    (105)    (208)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     103      564      (90)     (83)
Units issued (redeemed) on transfers between
  Investment Divisions.............................     310      451     (235)  (1,144)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................     414    1,314     (814)  (2,126)
Units outstanding, beginning of period.............   2,600    1,286   14,813   16,939
                                                     ------   ------   ------   ------
Units outstanding, end of period...................   3,014    2,600   13,999   14,813
                                                     ======   ======   ======   ======
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       3        5        2       18
Units redeemed on surrenders.......................      (1)      (1)      (1)     (15)
Units redeemed on annuity and death benefits.......      --       --       --      (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      --        3       (1)      (9)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      --        3        1       (2)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................       2       10        1      (24)
Units outstanding, beginning of period.............      38       28      278      302
                                                     ------   ------   ------   ------
Units outstanding, end of period...................      40       38      279      278
                                                     ======   ======   ======   ======
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................     202      104      320      171
Units redeemed on surrenders.......................     (17)     (12)     (62)     (64)
Units redeemed on annuity and death benefits.......     (36)      (3)      (4)      (6)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     321      649      448      959
Units issued (redeemed) on transfers between
  Investment Divisions.............................     163      (39)       7      (15)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................     633      699      709    1,045
Units outstanding, beginning of period.............     782       83    1,762      717
                                                     ------   ------   ------   ------
Units outstanding, end of period...................   1,415      782    2,471    1,762
                                                     ======   ======   ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2003     2002     2003      2002      2003     2002     2003     2002
    -----------------------------------------------------------------------
        --       --   (1,000)       --    (1,000)      --       --       --

       229      730       68       185        64      199      119      434
      (484)    (801)    (150)     (288)      (99)    (201)    (296)    (644)
       (62)    (119)     (21)      (41)      (20)     (38)     (53)     (78)

        59      806       26       287        32      294      (18)     273

      (172)    (392)     (96)     (275)      (53)    (151)    (220)  (1,147)
    ------   ------   ------    ------    ------   ------   ------   ------
      (430)     224   (1,173)     (132)   (1,076)     103     (468)  (1,162)
    11,706   11,482    5,461     5,593     4,314    4,211    8,375    9,537
    ------   ------   ------    ------    ------   ------   ------   ------
    11,276   11,706    4,288     5,461     3,238    4,314    7,907    8,375
    ======   ======   ======    ======    ======   ======   ======   ======

         3       45        4        29         2        6        2       23
       (10)      (7)      (3)       (4)       (3)      (2)      (5)      (6)
        --       (1)      --        --        --       --       --       --

        (3)      (1)       1        (3)       (1)      --        3        2

         2       (3)       1         1         1        3       (1)      (1)
    ------   ------   ------    ------    ------   ------   ------   ------
        (8)      33        3        23        (1)       7       (1)      18
       106       73       32         9        41       34       87       69
    ------   ------   ------    ------    ------   ------   ------   ------
        98      106       35        32        40       41       86       87
    ======   ======   ======    ======    ======   ======   ======   ======

       247      281      108        49       101       44      252      146
       (66)     (65)     (19)      (11)      (24)     (24)     (44)     (75)
       (12)     (11)      --        --        (3)      (2)     (51)      (4)

       488    1,618      181       279       207      405      275      648

       (68)    (146)       7        20        36      (95)     143     (158)
    ------   ------   ------    ------    ------   ------   ------   ------
       589    1,677      277       337       317      328      575      557
     2,714    1,037      507       170       762      434    1,907    1,350
    ------   ------   ------    ------    ------   ------   ------   ------
     3,303    2,714      784       507     1,079      762    2,482    1,907
    ======   ======   ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2003       2002        2003         2002
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................      64        129         127          325
Units redeemed on surrenders.......................     (54)      (124)       (208)        (463)
Units redeemed on annuity and death benefits.......      (7)       (16)        (25)         (58)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      31         38           4          176
Units issued (redeemed) on transfers between
  Investment Divisions.............................     108        (93)        (41)        (652)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................     142        (66)       (143)        (672)
Units outstanding, beginning of period.............   2,893      2,959       7,192        7,864
                                                      -----      -----       -----        -----
Units outstanding, end of period...................   3,035      2,893       7,049        7,192
                                                      =====      =====       =====        =====
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       3         15          --           16
Units redeemed on surrenders.......................      --         --          --           (3)
Units redeemed on annuity and death benefits.......      --         --          --           --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       1         (1)          1           (1)
Units issued (redeemed) on transfers between
  Investment Divisions.............................       3         (1)          1           (2)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................       7         13           2           10
Units outstanding, beginning of period.............      19          6          97           87
                                                      -----      -----       -----        -----
Units outstanding, end of period...................      26         19          99           97
                                                      =====      =====       =====        =====
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................      64         41         194           58
Units redeemed on surrenders.......................      (7)        (5)        (31)         (32)
Units redeemed on annuity and death benefits.......      --         --          --          (18)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      90        117         175          429
Units issued (redeemed) on transfers between
  Investment Divisions.............................      88         12          86          (74)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................     235        165         424          363
Units outstanding, beginning of period.............     273        108       1,299          936
                                                      -----      -----       -----        -----
Units outstanding, end of period...................     508        273       1,723        1,299
                                                      =====      =====       =====        =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        AMSOUTH           AMSOUTH
       ENHANCED        INTERNATIONAL        AMSOUTH           AMSOUTH
      MARKET FUND       EQUITY FUND     LARGE CAP FUND     MID CAP FUND
    ---------------   ---------------   ---------------   ---------------
    2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --

      --        --      --        --      --        --      --        --

      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
    =====    =====    =====    =====    =====    =====    =====    =====
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --

      --        --      --        --      --        --      --        --

      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
    =====    =====    =====    =====    =====    =====    =====    =====
      (2)       75      --        20      (3)       85       3        54
      (7)      (20)     --        --     (14)      (31)     (4)       (6)
      --       (12)     --        --      --        --      --        --

      16        76       1        --      50       134      11        30

       4        (7)      2       (13)      9       (19)      4        (2)
    -----    -----    -----    -----    -----    -----    -----    -----
      11       112       3         7      42       169      14        76
     239       127      21        14     385       216     146        70
    -----    -----    -----    -----    -----    -----    -----    -----
     250       239      24        21     427       385     160       146
    =====    =====    =====    =====    =====    =====    =====    =====

--------------------------------------------------------------------------------



                                                         CALVERT             DREYFUS IP
                                                          SOCIAL        TECHNOLOGY GROWTH--
                                                         BALANCED          INITIAL SHARES
                                                     ----------------   --------------------
                                                      2003     2002       2003       2002
                                                     ---------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................      39      106         69        162
Units redeemed on surrenders.......................     (55)    (122)       (16)       (52)
Units redeemed on annuity and death benefits.......     (19)     (20)       (76)        (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       1      106         27        186
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (15)    (111)       325        197
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................     (49)     (41)       329        490
Units outstanding, beginning of period.............   1,627    1,668        815        325
                                                     ------   ------     ------     ------
Units outstanding, end of period...................   1,578    1,627      1,144        815
                                                     ======   ======     ======     ======
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................      --        3         --          5
Units redeemed on surrenders.......................      (1)      (1)        (2)        (1)
Units redeemed on annuity and death benefits.......      --       --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      --       --          2         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      --        2        (10)        16
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................      (1)       4        (10)        20
Units outstanding, beginning of period.............      15       11         22          2
                                                     ------   ------     ------     ------
Units outstanding, end of period...................      14       15         12         22
                                                     ======   ======     ======     ======
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................      38       60        173         47
Units redeemed on surrenders.......................     (14)     (13)       (10)        (6)
Units redeemed on annuity and death benefits.......      (2)     (15)        --         (8)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     174      263         80        199
Units issued (redeemed) on transfers between
  Investment Divisions.............................       2       (6)       259         54
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................     198      289        502        286
Units outstanding, beginning of period.............     524      235        344         58
                                                     ------   ------     ------     ------
Units outstanding, end of period...................     722      524        846        344
                                                     ======   ======     ======     ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                             JANUS ASPEN
                                          JANUS ASPEN          SERIES
      FIDELITY(R)       FIDELITY(R)          SERIES           WORLDWIDE
          VIP               VIP            BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL      INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS         SHARES            SHARES
    ---------------   ---------------   ----------------   ---------------
     2003     2002     2003     2002     2003     2002      2003     2002
    ----------------------------------------------------------------------
       260      679      148      571      444    1,537       278      795
      (563)  (1,087)    (437)    (826)  (1,152)  (2,316)     (695)  (1,417)

       (98)    (163)    (114)    (146)    (155)    (323)     (111)    (176)

        22      455       14      789      (41)   1,168       (42)     293
      (137)    (686)    (169)    (341)    (360)  (1,556)     (811)  (2,199)
    ------   ------   ------   ------   ------   ------    ------   ------
      (516)    (802)    (558)      47   (1,264)  (1,490)   (1,381)  (2,704)
    16,358   17,160   11,548   11,501   31,372   32,862    20,859   23,563
    ------   ------   ------   ------   ------   ------    ------   ------
    15,842   16,358   10,990   11,548   30,108   31,372    19,478   20,859
    ======   ======   ======   ======   ======   ======    ======   ======

         3       32        2       23       13       80         5       45
        (2)      (5)      (3)      (7)     (21)     (44)       (5)      (8)
        --       --       --       (2)      --       (1)       --       --

         4       --       (3)       7        2      (14)       (1)       5
        (2)      (2)       3        3       --       (2)       (8)      (2)
    ------   ------   ------   ------   ------   ------    ------   ------
         3       25       (1)      24       (6)      19        (9)      40
       128      103       77       53      283      264       199      159
    ------   ------   ------   ------   ------   ------    ------   ------
       131      128       76       77      277      283       190      199
    ======   ======   ======   ======   ======   ======    ======   ======

       516      274      278      300      647      657       389      279
       (74)     (85)     (64)    (108)    (220)    (209)      (94)    (115)

       (45)     (10)     (42)     (28)      (5)     (30)       (2)     (20)

       811    1,380      443    1,333    1,229    3,488       428    1,111
        60      (29)     (22)    (182)     (10)    (206)    1,694     (179)
    ------   ------   ------   ------   ------   ------    ------   ------
     1,268    1,530      593    1,315    1,641    3,700     2,415    1,076
     2,627    1,097    2,552    1,237    6,575    2,875     2,806    1,730
    ------   ------   ------   ------   ------   ------    ------   ------
     3,895    2,627    3,145    2,552    8,216    6,575     5,221    2,806
    ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)
                                                     INVESTORS TRUST    MFS(R) RESEARCH    MFS(R) UTILITIES
                                                        SERIES--           SERIES--            SERIES--
                                                      INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
                                                     ---------------   -----------------   -----------------
                                                     2003     2002      2003      2002      2003      2002
                                                     -------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................    25       198        79       137        --         7
Units redeemed on surrenders.......................  (121)     (262)     (123)     (259)       (3)       (3)
Units redeemed on annuity and death benefits.......   (21)      (70)      (27)      (56)       --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    27       284        (8)      104         1        31
Units issued (redeemed) on transfers between
  Investment Divisions.............................   (79)     (315)     (113)     (676)       14        (5)
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................  (169)     (165)     (192)     (750)       12        30
Units outstanding, beginning of period.............  3,138    3,303     4,107     4,857        45        15
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................  2,969    3,138     3,915     4,107        57        45
                                                     =====    =====     =====     =====     =====     =====
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................     2        18        --         6        --         1
Units redeemed on surrenders.......................    (1)       --        --        (3)       --        --
Units redeemed on annuity and death benefits.......    --        (1)       (1)       --        --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    --        (4)        1        (3)       --        --
Units issued (redeemed) on transfers between
  Investment Divisions.............................     3        (1)       (2)       (2)       --        --
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................     4        12        (2)       (2)       --         1
Units outstanding, beginning of period.............    41        29        53        55         1        --
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................    45        41        51        53         1         1
                                                     =====    =====     =====     =====     =====     =====
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................    38        43        61        18         1        20
Units redeemed on surrenders.......................    (8)      (21)      (21)      (40)       (3)      (18)
Units redeemed on annuity and death benefits.......    (8)       --        --        (5)       --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    71       264        92       309        54        47
Units issued (redeemed) on transfers between
  Investment Divisions.............................   (64)     (110)      (32)     (183)        5       (18)
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................    29       176       100        99        57        31
Units outstanding, beginning of period.............   698       522       900       801        62        31
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................   727       698     1,000       900       119        62
                                                     =====    =====     =====     =====     =====     =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 VAN KAMPEN
    NEUBERGER BERMAN                                                 UIF
       AMT MID-CAP        T. ROWE PRICE         VAN ECK           EMERGING
        GROWTH--          EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--
         CLASS I            PORTFOLIO         HARD ASSETS          CLASS I
    -----------------   -----------------   ---------------   -----------------
     2003      2002      2003      2002     2003     2002      2003      2002
    ---------------------------------------------------------------------------
        --        37       226       767      17        67        46       189
        (6)      (11)     (281)     (602)    (41)      (54)     (188)     (208)
        --        (1)      (40)     (120)    (20)      (19)      (11)      (25)
        16        98       119     1,370      18         9        12        (3)
         4        78        89       243     (31)      333      (131)       88
     -----     -----     -----     -----    -----    -----     -----     -----
        14       201       113     1,658     (57)      336      (272)       41
       249        48     9,056     7,398     714       378     3,213     3,172
     -----     -----     -----     -----    -----    -----     -----     -----
       263       249     9,169     9,056     657       714     2,941     3,213
     =====     =====     =====     =====    =====    =====     =====     =====
        --         2         6        46      --         2        --        11
        --        --        (8)      (19)     --        (1)       --      (365)
        --        --        --        (2)     --        --        --        --
        --        --        (1)        1       2         1        (7)      (11)
        --         2         6         3      (2)        1       175      (633)
     -----     -----     -----     -----    -----    -----     -----     -----
        --         4         3        29      --         3       168      (998)
         4        --       110        81       6         3        21     1,019
     -----     -----     -----     -----    -----    -----     -----     -----
         4         4       113       110       6         6       189        21
     =====     =====     =====     =====    =====    =====     =====     =====
         6        13       336       325      31        14        34        43
        (9)       (5)      (86)      (85)     (7)       (5)       (9)      (23)
        --        (1)      (23)      (17)     (5)       --        --        --
        37       123       566     1,372      49       176        78       217
       (12)       23        18       (78)     (9)       39       111        82
     -----     -----     -----     -----    -----    -----     -----     -----
        22       153       811     1,517      59       224       214       319
       171        18     2,412       895     249        25       408        89
     -----     -----     -----     -----    -----    -----     -----     -----
       193       171     3,223     2,412     308       249       622       408
     =====     =====     =====     =====    =====    =====     =====     =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP            MAINSTAY VP
                                                                BOND--         CAPITAL APPRECIATION--
                                                            INITIAL CLASS          INITIAL CLASS
                                                          ------------------   ----------------------
                                                            2003     2002(a)      2003       2002(a)
                                                          -------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      642       285         255          262
Units redeemed on surrenders............................      (26)       (3)        (11)          (1)
Units redeemed on annuity and death benefits............       (5)       (2)         (1)          --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      392       237         178          135
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       (8)       54          16           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................      995       571         437          396
Units outstanding, beginning of period..................      571        --         396           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................    1,566       571         833          396
                                                           ======    ======      ======       ======
SERIES V POLICIES
Units issued on payments received from policyowners.....       14         5          --           --
Units redeemed on surrenders............................       --        --          --           --
Units redeemed on annuity and death benefits............       --        --          --           --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................        8         8           4            1
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       --        --          --           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................       22        13           4            1
Units outstanding, beginning of period..................       13        --           1           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................       35        13           5            1
                                                           ======    ======      ======       ======
SERIES VI POLICIES
Units issued on payments received from policyowners.....       --        --          --           --
Units redeemed on surrenders............................       --        --          --           --
Units redeemed on annuity and death benefits............       --        --          --           --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................       --        --          --           --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       --        --          --           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................       --        --          --           --
Units outstanding, beginning of period..................       --        --          --           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................       --        --          --           --
                                                           ======    ======      ======       ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP          MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--       EQUITY INCOME--
     CASH MANAGEMENT      INITIAL CLASS        INITIAL CLASS
    -----------------   ------------------   ------------------
    2003(b)   2002(a)     2003     2002(a)     2003     2002(a)
    -----------------------------------------------------------
     7,001     5,486        209       223        252       216
      (119)      (40)       (11)       (2)       (15)       (4)
        --        --         --        --         (1)       (2)
     1,243     1,787        240       169        290       220
    (3,592)   (2,284)        41         6          4        (8)
    ------    ------     ------    ------     ------    ------
     4,533     4,949        479       396        530       422
     4,949        --        396        --        422        --
    ------    ------     ------    ------     ------    ------
     9,482     4,949        875       396        952       422
    ======    ======     ======    ======     ======    ======
       430       200          5        --          2         8
        99        --         --        --         --        --
        --        --         --        --         --        --
      (163)       --          2         1          8         6
      (151)      (30)         1        --          1        --
    ------    ------     ------    ------     ------    ------
       215       170          8         1         11        14
       170        --          1        --         14        --
    ------    ------     ------    ------     ------    ------
       385       170          9         1         25        14
    ======    ======     ======    ======     ======    ======
       185        --         --        --         --        --
        --        --         --        --         --        --
        --        --         --        --         --        --
         7        --         --        --         --        --
        --        --         --        --         --        --
    ------    ------     ------    ------     ------    ------
       192        --         --        --         --        --
        --        --         --        --         --        --
    ------    ------     ------    ------     ------    ------
       192        --         --        --         --        --
    ======    ======     ======    ======     ======    ======

--------------------------------------------------------------------------------


                                                            MAINSTAY VP       MAINSTAY VP
                                                           GOVERNMENT--     GROWTH EQUITY--
                                                           INITIAL CLASS     INITIAL CLASS
                                                          ---------------   ---------------
                                                          2003    2002(a)   2003    2002(a)
                                                          ---------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....   776       536     204       211
Units redeemed on surrenders............................   (53)       (4)    (10)       (2)
Units redeemed on annuity and death benefits............    (1)       --      (1)       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................   574       270     221       155
Units issued (redeemed) on transfers between Investment
  Divisions.............................................   (54)       63       3         3
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................  1,242      865     417       367
Units outstanding, beginning of period..................   865        --     367        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................  2,107      865     784       367
                                                          =====    =====    =====    =====
SERIES V POLICIES
Units issued on payments received from policyowners.....    30         8       5        --
Units redeemed on surrenders............................    --        --      --        --
Units redeemed on annuity and death benefits............    --        --      --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     6         8       6         2
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --        --      --        --
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................    36        16      11         2
Units outstanding, beginning of period..................    16        --       2        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................    52        16      13         2
                                                          =====    =====    =====    =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --        --      --        --
Units redeemed on surrenders............................    --        --      --        --
Units redeemed on annuity and death benefits............    --        --      --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --        --      --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --        --      --        --
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................    --        --      --        --
Units outstanding, beginning of period..................    --        --      --        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................    --        --      --        --
                                                          =====    =====    =====    =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
        HIGH YIELD          MAINSTAY VP            MAINSTAY VP
     CORPORATE BOND--     INDEXED EQUITY--    INTERNATIONAL EQUITY--
      INITIAL CLASS        INITIAL CLASS          INITIAL CLASS
    ------------------   ------------------   ----------------------
      2003     2002(a)     2003     2002(a)      2003       2002(a)
    ----------------------------------------------------------------
       900        430       447        416          80          49
       (29)        (7)      (19)        (5)         (2)         --
        (3)        (2)       --         --          --          --
       439        313       413        238          68          31
       155         42        33         11           3          --
     -----      -----     -----      -----       -----       -----
     1,462        776       874        660         149          80
       776         --       660         --          80          --
     -----      -----     -----      -----       -----       -----
     2,238        776     1,534        660         229          80
     =====      =====     =====      =====       =====       =====
        72          1         5          5           2           1
        --         --        --         --          --          --
        --         --        --         --          --          --
         3          4         5          2           1          --
        15          1        (2)         1          --          --
     -----      -----     -----      -----       -----       -----
        90          6         8          8           3           1
         6         --         8         --           1          --
     -----      -----     -----      -----       -----       -----
        96          6        16          8           4           1
     =====      =====     =====      =====       =====       =====
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
     -----      -----     -----      -----       -----       -----
        --         --        --         --          --          --
        --         --        --         --          --          --
     -----      -----     -----      -----       -----       -----
        --         --        --         --          --          --
     =====      =====     =====      =====       =====       =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP          MAINSTAY VP
                                                            MID CAP CORE--      MID CAP GROWTH--
                                                            INITIAL CLASS        INITIAL CLASS
                                                          ------------------   ------------------
                                                            2003     2002(a)     2003     2002(a)
                                                          ---------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      88         91       121        117
Units redeemed on surrenders............................      (6)        (1)       (7)        (1)
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      88         71       125         81
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       7         (9)       16          2
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................     177        152       255        199
Units outstanding, beginning of period..................     152         --       199         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................     329        152       454        199
                                                           =====      =====     =====      =====
SERIES V POLICIES
Units issued on payments received from policyowners.....      --          1         1         --
Units redeemed on surrenders............................      --         --        --         --
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................       2         --         2          2
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --        --         --
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................       2          1         3          2
Units outstanding, beginning of period..................       1         --         2         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................       3          1         5          2
                                                           =====      =====     =====      =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....      --         --        --         --
Units redeemed on surrenders............................      --         --        --         --
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --        --         --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --        --         --
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................      --         --        --         --
Units outstanding, beginning of period..................      --         --        --         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................      --         --        --         --
                                                           =====      =====     =====      =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
    SMALL CAP GROWTH--           MAINSTAY VP                MAINSTAY VP
      INITIAL CLASS      TOTAL RETURN--INITIAL CLASS    VALUE--INITIAL CLASS
    ------------------   ----------------------------   --------------------
      2003     2002(a)       2003          2002(a)        2003      2002(a)
    ------------------------------------------------------------------------
       153        117           160           168           261        294
       (10)        (2)           (9)           (1)          (14)        (4)
        --         --            (2)           --            (8)        --
       190        122           105            67           280        197
        18          6            --             2             2         18
     -----      -----         -----         -----         -----      -----
       351        243           254           236           521        505
       243         --           236            --           505         --
     -----      -----         -----         -----         -----      -----
       594        243           490           236         1,026        505
     =====      =====         =====         =====         =====      =====
         2         --             6            --            10          3
        --         --            --            --            --         --
        --         --            --            --            --         --
         3          2            13             1             2          3
         1         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
         6          2            19             1            12          6
         2         --             1            --             6         --
     -----      -----         -----         -----         -----      -----
         8          2            20             1            18          6
     =====      =====         =====         =====         =====      =====
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
        --         --            --            --            --         --
        --         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
        --         --            --            --            --         --
     =====      =====         =====         =====         =====      =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP         MAINSTAY VP
                                                           AMERICAN CENTURY     DREYFUS LARGE
                                                          INCOME & GROWTH--    COMPANY VALUE--
                                                            INITIAL CLASS       INITIAL CLASS
                                                          ------------------   ----------------
                                                           2003     2002(a)    2003    2002(a)
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....    57         43        52       59
Units redeemed on surrenders............................    (1)        --        (8)      (1)
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    38         22        60       36
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     1         --         8        7
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    95         65       112      101
Units outstanding, beginning of period..................    65         --       101       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................   160         65       213      101
                                                           ===        ===       ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....    --         --         1       --
Units redeemed on surrenders............................    --         --        --       --
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --         --         1       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --         --        --       --
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    --         --         2       --
Units outstanding, beginning of period..................    --         --        --       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................    --         --         2       --
                                                           ===        ===       ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --         --        --       --
Units redeemed on surrenders............................    --         --        --       --
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --         --        --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --         --        --       --
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    --         --        --       --
Units outstanding, beginning of period..................    --         --        --       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................    --         --        --       --
                                                           ===        ===       ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         MAINSTAY VP             MAINSTAY VP
    EAGLE ASSET MANAGEMENT       LORD ABBETT            ALGER AMERICAN
       GROWTH EQUITY--       DEVELOPING GROWTH--    SMALL CAPITALIZATION--
        INITIAL CLASS           INITIAL CLASS           CLASS O SHARES
    ----------------------   --------------------   ----------------------
      2003       2002(a)      2003      2002(a)       2003       2002(a)
    ----------------------------------------------------------------------
        88          71           34        30           42          21
        (7)         (1)          (1)       --           (2)         --
        --          --           --        --           --          --
        82          64           24        11           51          21
         3           7            3         1            5           4
       ---         ---          ---       ---          ---         ---
       166         141           60        42           96          46
       141          --           42        --           46          --
       ---         ---          ---       ---          ---         ---
       307         141          102        42          142          46
       ===         ===          ===       ===          ===         ===
         1          --            1        --            2          --
        --          --           --        --           --          --
        --          --           --        --           --          --
         1          --           --        --            1          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
         2          --            1        --            3          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
         2          --            1        --            3          --
       ===         ===          ===       ===          ===         ===
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
        --          --           --        --           --          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
        --          --           --        --           --          --
       ===         ===          ===       ===          ===         ===

--------------------------------------------------------------------------------



                                                               AMSOUTH             AMSOUTH
                                                              ENHANCED          INTERNATIONAL
                                                             MARKET FUND         EQUITY FUND
                                                          -----------------   -----------------
                                                          2003(b)    2002     2003(b)    2002
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         AMSOUTH             AMSOUTH             CALVERT
     LARGE CAP FUND       MID CAP FUND       SOCIAL BALANCED
    -----------------   -----------------   ------------------
    2003(b)    2002     2003(b)    2002     2003(b)   2002(a)
    ----------------------------------------------------------
       --        --        --        --        33        23
       --        --        --        --        (1)       --
       --        --        --        --        --        --
       --        --        --        --        37        15
       --        --        --        --        (1)       --
      ---       ---       ---       ---       ---       ---
       --        --        --        --        68        38
       --        --        --        --        38        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --       106        38
      ===       ===       ===       ===       ===       ===
       --        --        --        --         2        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --         1
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         2         1
       --        --        --        --         1        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         3         1
      ===       ===       ===       ===       ===       ===
       --        --        --        --         7        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         7        --
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         7        --
      ===       ===       ===       ===       ===       ===

--------------------------------------------------------------------------------



                                                              DREYFUS IP        FIDELITY(R) VIP
                                                          TECHNOLOGY GROWTH--   CONTRAFUND(R)--
                                                            INITIAL SHARES       INITIAL CLASS
                                                          -------------------   ---------------
                                                           2003      2002(a)    2003    2002(a)
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      61         26      208       222
Units redeemed on surrenders............................      (1)        --      (16)       (3)
Units redeemed on annuity and death benefits............      --         --       (1)       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      28         20      281       199
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       9          5       14         7
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................      97         51      486       425
Units outstanding, beginning of period..................      51         --      425        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................     148         51      911       425
                                                           =====      =====     =====    =====
SERIES V POLICIES
Units issued on payments received from policyowners.....      --         --       14         2
Units redeemed on surrenders............................      --         --       --        --
Units redeemed on annuity and death benefits............      --         --       --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --        7         3
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       1         --       (1)       --
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................       1         --       20         5
Units outstanding, beginning of period..................      --         --        5        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................       1         --       25         5
                                                           =====      =====     =====    =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....      --         --       --        --
Units redeemed on surrenders............................      --         --       --        --
Units redeemed on annuity and death benefits............      --         --       --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --       --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --       --        --
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................      --         --       --        --
Units outstanding, beginning of period..................      --         --       --        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................      --         --       --        --
                                                           =====      =====     =====    =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           JANUS ASPEN             JANUS ASPEN
    FIDELITY(R) VIP          SERIES                  SERIES
    EQUITY-INCOME--        BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------------   ---------------------
    2003    2002(a)     2003      2002(a)       2003      2002(a)
    ---------------------------------------------------------------
     175       177       465         489         142         149
     (10)       (3)      (29)         (5)         (8)         (1)
      (1)       --        --          (3)         (1)         --
     178        97       494         397         175         114
      14        (1)       43           6          13           5
    -----    -----     -----       -----       -----       -----
     356       270       973         884         321         267
     270        --       884          --         267          --
    -----    -----     -----       -----       -----       -----
     626       270     1,857         884         588         267
    =====    =====     =====       =====       =====       =====
       7         5        14           5           3          --
      --        --        --          --          --          --
      --        --        --          --          --          --
       7         4        15           4          --          --
      --        --        (1)         --          --          --
    -----    -----     -----       -----       -----       -----
      14         9        28           9           3          --
       9        --         9          --          --          --
    -----    -----     -----       -----       -----       -----
      23         9        37           9           3          --
    =====    =====     =====       =====       =====       =====
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
    -----    -----     -----       -----       -----       -----
      --        --        --          --          --          --
      --        --        --          --          --          --
    -----    -----     -----       -----       -----       -----
      --        --        --          --          --          --
    =====    =====     =====       =====       =====       =====

--------------------------------------------------------------------------------



                                                               MFS(R)            MFS(R)
                                                          INVESTORS TRUST       RESEARCH
                                                              SERIES--          SERIES--
                                                           INITIAL CLASS     INITIAL CLASS
                                                          ----------------   --------------
                                                          2003    2002(a)    2003   2002(a)
                                                          ---------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....    26       40       13       25
Units redeemed on surrenders............................    (1)      --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    30       17       29       18
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     4       --        7        2
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................    59       57       49       45
Units outstanding, beginning of period..................    57       --       45       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................   116       57       94       45
                                                           ===      ===      ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     1       --       --       --
Units redeemed on surrenders............................    --       --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     2       --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --       --       --       --
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................     3       --       --       --
Units outstanding, beginning of period..................    --       --       --       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................     3       --       --       --
                                                           ===      ===      ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --       --       --       --
Units redeemed on surrenders............................    --       --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --       --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --       --       --       --
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................    --       --       --       --
Units outstanding, beginning of period..................    --       --       --       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................    --       --       --       --
                                                           ===      ===      ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



          MFS(R)             NEUBERGER BERMAN       T. ROWE PRICE
    UTILITIES SERIES--             AMT              EQUITY INCOME
      INITIAL CLASS      MID-CAP GROWTH--CLASS I      PORTFOLIO
    ------------------   ------------------------   --------------
     2003     2002(a)      2003        2002(a)      2003   2002(a)
    --------------------------------------------------------------
        1         3           8            7        213      191
       --        --          (1)          --        (11)      (2)
       --        --          --           --         --       --
        2         1          18            9        261      220
       --        --          --           --         19       11
      ---       ---         ---          ---        ---      ---
        3         4          25           16        482      420
        4        --          16           --        420       --
      ---       ---         ---          ---        ---      ---
        7         4          41           16        902      420
      ===       ===         ===          ===        ===      ===
       --        --           1           --         12        8
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --          6        6
       --        --           1           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --           2           --         18       14
       --        --          --           --         14       --
      ---       ---         ---          ---        ---      ---
       --        --           2           --         32       14
      ===       ===         ===          ===        ===      ===
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --          --           --         --       --
       --        --          --           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --          --           --         --       --
      ===       ===         ===          ===        ===      ===

--------------------------------------------------------------------------------


                                                                                 VAN KAMPEN
                                                                                     UIF
                                                                              EMERGING MARKETS
                                                          VAN ECK WORLDWIDE       EQUITY--
                                                             HARD ASSETS          CLASS I
                                                          -----------------   ----------------
                                                          2003(b)   2002(a)   2003    2002(a)
                                                          ------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....     12        30       21       24
Units redeemed on surrenders............................     (1)       --       (1)      (1)
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     18        20       17       24
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      2       (11)      --       11
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     31        39       37       58
Units outstanding, beginning of period..................     39        --       58       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     70        39       95       58
                                                            ===       ===      ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     --        --       --       --
Units redeemed on surrenders............................     --        --       --       --
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        1       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --       --       --
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     --        --        1       --
Units outstanding, beginning of period..................     --        --       --       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     --        --        1       --
                                                            ===       ===      ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....     --        --       --       --
Units redeemed on surrenders............................     --        --       --       --
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --       --       --
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     --        --       --       --
Units outstanding, beginning of period..................     --        --       --       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     --        --       --       --
                                                            ===       ===      ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003, and the year ended December 31, 2002, were as follows:

                                                                             MAINSTAY VP
                                                          MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                             BOND--         APPRECIATION--     CONVERTIBLE--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...         45                 22                 18
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         45                 22                 18
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         45                 22                 18
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...         47                 14                 56
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................          2                  1                  2
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         49                 15                 58
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         49                 15                 58
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
           10                 36                 11                 62                 50
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           10                 36                 11                 62                 50
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           10                 36                 11                 62                 50
          ===                ===                ===                ===                ===
           42                 45                 14                165                 60
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
            2                  2                 --                  6                  2
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           44                 47                 14                171                 62
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           44                 47                 14                171                 62
          ===                ===                ===                ===                ===

--------------------------------------------------------------------------------


                                                          MAINSTAY VP                           MAINSTAY VP
                                                         INTERNATIONAL       MAINSTAY VP          MID CAP
                                                            EQUITY--        MID CAP CORE--        GROWTH--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...          3                 11                 10
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          3                 11                 10
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          3                 11                 10
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...          5                 11                 14
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          5                 11                 14
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          5                 11                 14
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
            6                 13                 22                   1                  7
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            6                 13                 22                   1                  7
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            6                 13                 22                   1                  7
          ===                ===                ===                 ===                ===
           11                 12                 15                   3                  9
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                  1                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           11                 12                 16                   3                  9
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           11                 12                 16                   3                  9
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MAINSTAY VP        MAINSTAY VP
                                                          EAGLE ASSET        LORD ABBETT       ALGER AMERICAN
                                                           MANAGEMENT         DEVELOPING           SMALL
                                                        GROWTH EQUITY--        GROWTH--       CAPITALIZATION--
                                                         SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...          2                  2                  6
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                  2                  6
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                  2                  6
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...          8                  3                  5
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          8                  3                  5
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          8                  3                  5
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
           11                 34                 13                   34                   10
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           11                 34                 13                   34                   10
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           11                 34                 13                   34                   10
          ===                ===                ===                  ===                  ===
           10                 26                 19                   46                   13
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                  1                  1                    2                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           10                 27                 20                   48                   13
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           10                 27                 20                   48                   13
          ===                ===                ===                  ===                  ===

--------------------------------------------------------------------------------



                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...         --                   3                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................         --                   3                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................         --                   3                  --
                                                              ===                 ===                 ===
SERIES III POLICIES
Units issued on payments received from policyowners...          5                   7                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          5                   7                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          5                   7                  --
                                                              ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
           --                    24                     1
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
           --                    24                     1
           --                    --                    --
          ---                   ---                   ---
           --                    24                     1
          ===                   ===                   ===
           --                    18                     2
           --                    --                    --
           --                    --                    --
           --                     1                    --
           --                    --                    --
          ---                   ---                   ---
           --                    19                     2
           --                    --                    --
          ---                   ---                   ---
           --                    19                     2
          ===                   ===                   ===

--------------------------------------------------------------------------------



                                                                             MAINSTAY VP
                                                          MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                             BOND--         APPRECIATION--     CONVERTIBLE--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         49                 30                 41
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         49                 30                 41
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         49                 30                 41
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...          2                 --                  7
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                 --                  7
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                 --                  7
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...         35                 18                 12
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................          2                  1                  1
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         37                 19                 13
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         37                 19                 13
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
           29                 48                 30                206                128
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           29                 48                 30                206                128
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           29                 48                 30                206                128
          ===                ===                ===                ===                ===
            2                  4                 --                 20                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
            2                  4                 --                 20                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
            2                  4                 --                 20                 --
          ===                ===                ===                ===                ===
           15                 33                  8                 53                 15
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
            1                  2                 --                  2                  1
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           16                 35                  8                 55                 16
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           16                 35                  8                 55                 16
          ===                ===                ===                ===                ===

--------------------------------------------------------------------------------



                                                          MAINSTAY VP                           MAINSTAY VP
                                                         INTERNATIONAL       MAINSTAY VP          MID CAP
                                                            EQUITY--        MID CAP CORE--        GROWTH--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         22                 20                 58
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         22                 20                 58
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         22                 20                 58
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...         --                 --                  1
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         --                 --                  1
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         --                 --                  1
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...         --                  7                  7
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         --                  7                  7
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         --                  7                  7
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
           13                 21                 31                   4                 16
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           13                 21                 31                   4                 16
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           13                 21                 31                   4                 16
          ===                ===                ===                 ===                ===
           --                  1                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                  1                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                  1                 --                  --                 --
          ===                ===                ===                 ===                ===
            7                  3                 10                   4                  5
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            7                  3                 10                   4                  5
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            7                  3                 10                   4                  5
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MAINSTAY VP        MAINSTAY VP
                                                          EAGLE ASSET        LORD ABBETT       ALGER AMERICAN
                                                           MANAGEMENT         DEVELOPING           SMALL
                                                        GROWTH EQUITY--        GROWTH--       CAPITALIZATION--
                                                         SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         13                 16                  8
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         13                 16                  8
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         13                 16                  8
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...          1                 --                 --
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          1                 --                 --
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          1                 --                 --
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...          2                  5                  1
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                  5                  1
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                  5                  1
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
           14                 26                 32                   83                    8
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           14                 26                 32                   83                    8
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           14                 26                 32                   83                    8
          ===                ===                ===                  ===                  ===
           --                  2                 --                    7                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           --                  2                 --                    7                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           --                  2                 --                    7                   --
          ===                ===                ===                  ===                  ===
            2                  6                  8                   21                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                    1                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
            2                  6                  8                   22                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
            2                  6                  8                   22                   --
          ===                ===                ===                  ===                  ===

--------------------------------------------------------------------------------



                                                             MFS(R)
                                                           INVESTORS            MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...          8                   6                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          8                   6                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          8                   6                  --
                                                              ===                 ===                 ===
SERIES V POLICIES
Units issued on payments received from policyowners...         --                  --                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................         --                  --                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................         --                  --                  --
                                                              ===                 ===                 ===
SERIES VI POLICIES
Units issued on payments received from policyowners...          2                   1                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          2                   1                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          2                   1                  --
                                                              ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
            1                    22                     1
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
            1                    22                     1
           --                    --                    --
          ---                   ---                   ---
            1                    22                     1
          ===                   ===                   ===
           --                     4                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
           --                     4                    --
           --                    --                    --
          ---                   ---                   ---
           --                     4                    --
          ===                   ===                   ===
           --                    13                    --
           --                    --                    --
           --                    --                    --
           --                     1                    --
           --                    --                    --
          ---                   ---                   ---
           --                    14                    --
           --                    --                    --
          ---                   ---                   ---
           --                    14                    --
          ===                   ===                   ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                                 MAINSTAY VP
                                                                             BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $233,090   $216,196   $158,984   $ 85,728   $ 82,561   $ 61,788
Units Outstanding..................................      14,897     14,282     11,339      6,588      6,871      4,993
Unit Value.........................................    $  15.65   $  15.14   $  14.02   $  13.01   $  12.02   $  12.37
Total Return.......................................        3.4%       8.0%       7.8%       8.3%      (2.9%)      7.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      3.7%       5.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,915   $  2,094   $  1,100   $    167   $     --   $     --
Units Outstanding..................................         150        170         96         16         --         --
Unit Value.........................................    $  12.73   $  12.32   $  11.43   $  10.62   $     --   $     --
Total Return.......................................        3.3%       7.8%       7.6%       6.2%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      4.0%       4.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 70,583   $ 42,745   $  7,920   $    188   $     --   $     --
Units Outstanding..................................       5,657      3,538        706         18         --         --
Unit Value.........................................    $  12.48   $  12.08   $  11.21   $  10.43   $     --   $     --
Total Return.......................................        3.3%       7.7%       7.5%       4.3%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      6.9%      11.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 17,433   $  6,150   $     --   $     --   $     --   $     --
Units Outstanding..................................       1,566        571         --         --         --         --
Unit Value.........................................    $  11.13   $  10.77   $     --   $     --   $     --   $     --
Total Return.......................................        3.3%       7.7%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     17.4%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    375   $    137   $     --   $     --   $     --   $     --
Units Outstanding..................................          35         13         --         --         --         --
Unit Value.........................................    $  10.85   $  10.52   $     --   $     --   $     --   $     --
Total Return.......................................        3.1%       5.2%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     21.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP                                            MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ---------------------------------------------------------------   -----------------------------------------
            2003       2002       2001       2000       1999       1998       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $340,268   $330,249   $553,783   $748,887   $657,329   $367,978   $212,776   $263,444   $260,067   $164,643
            23,889     25,441     29,099     29,793     23,024     15,940    168,603    208,084    205,310    133,091
          $  14.24   $  12.98   $  19.03   $  25.14   $  28.55   $  23.09   $   1.26   $   1.27   $   1.27   $   1.24
              9.7%     (31.8%)    (24.3%)    (12.0%)     23.7%      36.2%      (0.3%)     (0.1%)      2.4%       4.6%
             (0.7%)     (1.3%)     (1.3%)                                      (0.3%)     (0.1%)      2.2%

          $    853   $    847   $  1,333   $  1,171   $     --   $     --   $ 29,910   $ 27,216   $ 16,214   $  4,180
               159        174        186        123         --         --     28,678     25,991     15,454      4,074
          $   5.35   $   4.88   $   7.17   $   9.48   $     --   $     --   $   1.04   $   1.05   $   1.05   $   1.03
              9.6%     (31.9%)    (24.4%)     (5.2%)        --         --      (0.4%)     (0.2%)      2.3%       2.6%
             (0.8%)     (1.5%)     (1.5%)                                      (0.4%)     (0.2%)      1.9%

          $ 20,314   $ 13,383   $ 11,161   $  1,817   $     --   $     --   $ 59,775   $ 68,335   $ 31,624   $  2,635
             4,156      3,001      1,704        210         --         --     57,803     65,803     30,376      2,586
          $   4.89   $   4.46   $   6.55   $   8.67   $     --   $     --   $   1.03   $   1.04   $   1.04   $   1.02
              9.6%     (31.9%)    (24.5%)    (13.3%)        --         --      (0.4%)     (0.3%)      2.1%       1.9%
             (0.8%)     (1.5%)     (1.4%)                                      (0.4%)     (0.3%)      1.4%

          $  6,824   $  2,958   $     --   $     --   $     --   $     --   $  9,436   $  4,942   $     --   $     --
               833        396         --         --         --         --      9,482      4,949         --         --
          $   8.19   $   7.46   $     --   $     --   $     --   $     --   $   1.00   $   1.00   $     --   $     --
              9.7%     (25.4%)        --         --         --         --      (0.3%)     (0.1%)        --         --
             (0.7%)     (1.0%)        --                                       (0.4%)     (0.4%)        --

          $     46   $     14   $     --   $     --   $     --   $     --   $    382   $    170   $     --   $     --
                 5          1         --         --         --         --        385        170         --         --
          $  10.08   $   9.20   $     --   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --
              9.5%      (8.0%)        --         --         --         --      (0.5%)     (0.3%)        --         --
             (0.9%)     (0.8%)        --                                       (0.5%)     (0.8%)        --

          $     --   $     --   $     --   $     --   $     --   $     --   $    192   $     --   $     --   $     --
                --         --         --         --         --         --        192         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $   1.00   $     --   $     --   $     --
                --         --         --         --         --         --      (0.1%)        --         --         --
                --         --         --                                       (0.1%)        --         --


              MAINSTAY VP
            CASH MANAGEMENT
          -------------------
            1999       1998
          -------------------
          $294,243   $121,079
           248,786    105,842
          $   1.18   $   1.14
              3.4%       3.7%
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         CONVERTIBLE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $145,949   $132,023   $144,131   $125,337   $ 65,034   $ 38,111
Units Outstanding..................................       9,627      9,467      9,385      7,873      3,826      3,139
Unit Value.........................................    $  15.16   $  13.95   $  15.36   $  15.92   $  17.00   $  12.14
Total Return.......................................        8.7%      (9.2%)     (3.5%)     (6.3%)     40.0%       3.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.6%)      1.3%       2.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,713   $  1,651   $  1,733   $  1,356   $     --   $     --
Units Outstanding..................................         200        209        199        150         --         --
Unit Value.........................................    $   8.57   $   7.89   $   8.71   $   9.04   $     --   $     --
Total Return.......................................        8.6%      (9.3%)     (3.7%)     (9.6%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.1%       2.3%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,859   $ 20,475   $  9,385   $    703   $     --   $     --
Units Outstanding..................................       4,001      2,708      1,125         81         --         --
Unit Value.........................................    $   8.21   $   7.56   $   8.34   $   8.67   $     --   $     --
Total Return.......................................        8.6%      (9.4%)     (3.8%)     (1.3%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      2.4%       6.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,814   $  3,675   $     --   $     --   $     --   $     --
Units Outstanding..................................         875        396         --         --         --         --
Unit Value.........................................    $  10.08   $   9.27   $     --   $     --   $     --   $     --
Total Return.......................................        8.7%      (7.3%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.6%)     10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    101   $     13   $     --   $     --   $     --   $     --
Units Outstanding..................................           9          1         --         --         --         --
Unit Value.........................................    $  11.24   $  10.37   $     --   $     --   $     --   $     --
Total Return.......................................        8.5%       3.7%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     12.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP
                EQUITY                                         MAINSTAY VP
        INCOME--INITIAL CLASS                           GOVERNMENT--INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $ 50,083   $ 44,528   $ 17,502   $244,410   $230,480   $115,641   $ 59,775   $ 60,001   $ 39,674
       5,685      5,378      1,781     15,863     15,260      8,293      4,508      5,008      3,208
    $   8.81   $   8.28   $   9.83   $  15.41   $  15.10   $  13.94   $  13.26   $  11.98   $  12.37
        6.4%     (15.8%)     (1.7%)      2.0%       8.3%       5.1%      10.7%      (3.1%)     (7.5%)
       (0.7%)     (0.1%)      0.2%      (0.7%)      2.7%       4.0%

    $    559   $    549   $    109   $  3,344   $  3,456   $  1,420   $    281   $     --   $     --
          64         67         11        273        287        128         27         --         --
    $   8.75   $   8.23   $   9.78   $  12.27   $  12.04   $  11.13   $  10.60   $     --   $     --
        6.3%     (15.9%)     (2.2%)      1.9%       8.2%       5.0%       6.0%         --         --
       (0.8%)      0.1%       0.9%      (0.7%)      3.0%       3.9%

    $ 23,265   $ 15,132   $  1,409   $ 77,495   $ 45,740   $  8,792   $     47   $     --   $     --
       2,613      1,806        141      6,387      3,842        798          5         --         --
    $   8.90   $   8.38   $   9.96   $  12.13   $  11.91   $  11.01   $  10.49   $     --   $     --
        6.3%     (15.9%)     (0.4%)      1.9%       8.1%       5.0%       5.0%         --         --
       (0.8%)      0.5%       1.6%      (0.8%)      4.4%       9.1%

    $  8,200   $  3,414   $     --   $ 23,073   $  9,291   $     --   $     --   $     --   $     --
         952        422         --      2,107        865         --         --         --         --
    $   8.61   $   8.09   $     --   $  10.95   $  10.74   $     --   $     --   $     --   $     --
        6.4%     (19.1%)        --       2.0%       7.4%         --         --         --         --
       (0.7%)      2.4%         --      (0.7%)     11.6%         --

    $    215   $    113   $     --   $    555   $    168   $     --   $     --   $     --   $     --
          25         14         --         52         16         --         --         --         --
    $   8.70   $   8.19   $     --   $  10.71   $  10.52   $     --   $     --   $     --   $     --
        6.2%     (18.1%)        --       1.8%       5.2%         --         --         --         --
       (0.9%)      1.7%         --      (0.9%)     13.3%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                        GROWTH EQUITY--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $250,719   $244,017   $359,198   $419,759   $317,273   $180,165
Units Outstanding..................................      14,143     14,959     16,447     15,714     11,321      8,239
Unit Value.........................................    $  17.73   $  16.31   $  21.84   $  26.71   $  28.02   $  21.87
Total Return.......................................        8.7%     (25.3%)    (18.2%)     (4.7%)     28.2%      24.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     (0.5%)     (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,179   $  1,249   $  1,763   $  1,300   $     --   $     --
Units Outstanding..................................         190        219        230        139         --         --
Unit Value.........................................    $   6.20   $   5.71   $   7.65   $   9.37   $     --   $     --
Total Return.......................................        8.6%     (25.4%)    (18.4%)     (6.3%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.6%)     (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 26,115   $ 21,125   $ 15,827   $  1,542   $     --   $     --
Units Outstanding..................................       4,188      3,678      2,054        163         --         --
Unit Value.........................................    $   6.24   $   5.74   $   7.70   $   9.44   $     --   $     --
Total Return.......................................        8.6%     (25.5%)    (18.4%)     (5.6%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.4%)     (0.2%)

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,887   $  2,967   $     --   $     --   $     --   $     --
Units Outstanding..................................         784        367         --         --         --         --
Unit Value.........................................    $   8.78   $   8.08   $     --   $     --   $     --   $     --
Total Return.......................................        8.6%     (19.2%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      3.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    127   $     19   $     --   $     --   $     --   $     --
Units Outstanding..................................          13          2         --         --         --         --
Unit Value.........................................    $   9.94   $   9.16   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%      (8.4%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)      4.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              HIGH YIELD                                       MAINSTAY VP
                     CORPORATE BOND--INITIAL CLASS                    INDEXED EQUITY--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $530,022   $417,268   $426,004   $374,764   $400,993   $310,120   $472,905   $447,495   $647,391
      29,062     27,478     28,228     25,693     25,509     21,960     26,012     27,274     30,265
    $  18.24   $  15.19   $  15.09   $  14.59   $  15.72   $  14.12   $  18.18   $  16.41   $  21.39
       20.1%       0.6%       3.4%      (7.2%)     11.3%       1.2%      10.8%     (23.3%)    (13.3%)
       (0.6%)      9.0%      10.7%                                       (0.7%)     (0.2%)     (0.4%)

    $  4,720   $  2,462   $  1,428   $    793   $     --   $     --   $  1,869   $  1,559   $  1,826
         408        255        149         85         --         --        271        250        224
    $  11.58   $   9.65   $   9.60   $   9.29   $     --   $     --   $   6.90   $   6.23   $   8.14
       20.0%       0.5%       3.3%      (7.1%)        --         --      10.7%     (23.4%)    (13.4%)
       (0.6%)     14.1%      12.6%                                       (0.8%)     (0.2%)     (0.4%)

    $ 95,255   $ 43,111   $ 15,118   $    498   $     --   $     --   $ 56,626   $ 37,642   $ 16,799
       8,372      4,546      1,601         54         --         --      8,433      6,206      2,120
    $  11.38   $   9.48   $   9.44   $   9.15   $     --   $     --   $   6.71   $   6.07   $   7.92
       20.0%       0.4%       3.2%      (8.5%)        --         --      10.7%     (23.5%)    (13.5%)
       (0.7%)     15.5%      27.1%                                       (0.8%)      0.2%       0.7%

    $ 25,975   $  7,503   $     --   $     --   $     --   $     --   $ 13,943   $  5,417   $     --
       2,238        776         --         --         --         --      1,534        660         --
    $  11.61   $   9.67   $     --   $     --   $     --   $     --   $   9.09   $   8.20   $     --
       20.1%      (3.3%)        --         --         --         --      10.8%     (18.0%)        --
       (0.6%)     42.6%         --                                       (0.7%)      4.6%         --

    $  1,180   $     66   $     --   $     --   $     --   $     --   $    179   $     76   $     --
          96          6         --         --         --         --         16          8         --
    $  12.31   $  10.27   $     --   $     --   $     --   $     --   $  10.88   $   9.84   $     --
       19.8%       2.7%         --         --         --         --      10.6%      (1.6%)        --
       (0.7%)     48.5%         --                                       (0.9%)      6.8%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --                                          --         --         --


              MAINSTAY VP
     INDEXED EQUITY--INITIAL CLASS
     ------------------------------
       2000       1999       1998
     ------------------------------
     $755,167   $684,701   $407,588
       30,595     24,805     17,575
     $  24.68   $  27.60   $  23.19
       (10.6%)     19.0%      26.7%
     $  1,266   $     --   $     --
          135         --         --
     $   9.40   $     --   $     --
        (6.0%)        --         --
     $  1,988   $     --   $     --
          217         --         --
     $   9.16   $     --   $     --
        (8.4%)        --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                     INTERNATIONAL EQUITY--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 26,487   $ 23,569   $ 19,878   $ 23,737   $ 22,729   $ 15,136
Units Outstanding..................................       2,004      1,933      1,537      1,556      1,204      1,012
Unit Value.........................................    $  13.22   $  12.19   $  12.94   $  15.26   $  18.88   $  14.95
Total Return.......................................        8.4%      (5.7%)    (15.2%)    (19.2%)     26.3%      21.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.1%         --

SERIES II POLICIES (b)
Net Assets.........................................    $    433   $    257   $    254   $    169   $     --   $     --
Units Outstanding..................................          54         34         32         18         --         --
Unit Value.........................................    $   8.07   $   7.45   $   7.92   $   9.35   $     --   $     --
Total Return.......................................        8.3%      (5.9%)    (15.3%)     (6.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (1.3%)     (1.0%)

SERIES III POLICIES (c)
Net Assets.........................................    $  6,670   $  3,599   $  1,063   $    111   $     --   $     --
Units Outstanding..................................         823        481        134         12         --         --
Unit Value.........................................    $   8.10   $   7.48   $   7.95   $   9.40   $     --   $     --
Total Return.......................................        8.3%      (5.9%)    (15.4%)     (6.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      0.9%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,186   $    707   $     --   $     --   $     --   $     --
Units Outstanding..................................         229         80         --         --         --         --
Unit Value.........................................    $   9.56   $   8.82   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%     (11.8%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      4.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     38   $     14   $     --   $     --   $     --   $     --
Units Outstanding..................................           4          1         --         --         --         --
Unit Value.........................................    $  10.59   $   9.79   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%      (2.1%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)      4.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP                      MAINSTAY VP                      MAINSTAY VP
               MID CAP                          MID CAP                         SMALL CAP
         CORE--INITIAL CLASS             GROWTH--INITIAL CLASS            GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ------------------------------
      2003       2002       2001       2003       2002       2001       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 17,952   $ 15,024   $  6,859   $ 18,759   $ 11,317   $  7,773   $ 23,808   $ 17,889   $ 12,197
       2,002      1,872        734      2,449      1,768        855      3,014      2,600      1,286
    $   8.97   $   8.03   $   9.35   $   7.66   $   6.40   $   9.09   $   7.90   $   6.88   $   9.48
       11.7%     (14.1%)     (6.5%)     19.6%     (29.6%)     (9.1%)     14.8%     (27.4%)     (5.2%)
       (0.7%)     (1.0%)     (1.0%)     (0.7%)     (1.4%)     (1.4%)     (0.7%)     (1.4%)     (1.4%)

    $     92   $     69   $     --   $    173   $    142   $     55   $    324   $    267   $    268
           9          8         --         18         17          5         40         38         28
    $   9.69   $   8.67   $     --   $   9.79   $   8.19   $  11.65   $   8.11   $   7.07   $   9.76
       11.7%     (13.3%)        --      19.5%     (29.7%)     16.5%      14.7%     (27.5%)     (2.4%)
       (0.8%)     (1.1%)        --      (0.8%)     (1.6%)     (1.6%)     (0.8%)     (1.6%)     (1.6%)

    $  7,448   $  3,510   $    241   $  9,299   $  3,961   $    365   $ 11,136   $  5,362   $    786
         799        420         25      1,190        606         39      1,415        782         83
    $   9.32   $   8.35   $   9.74   $   7.81   $   6.54   $   9.30   $   7.87   $   6.86   $   9.47
       11.6%     (14.3%)     (2.6%)     19.5%     (29.7%)     (7.0%)     14.7%     (27.6%)     (5.3%)
       (0.8%)     (0.9%)     (0.3%)     (0.8%)     (1.6%)     (1.6%)     (0.8%)     (1.6%)     (1.6%)

    $  2,994   $  1,240   $     --   $  3,803   $  1,392   $     --   $  5,054   $  1,798   $     --
         329        152         --        454        199         --        594        243         --
    $   9.10   $   8.14   $     --   $   8.39   $   7.01   $     --   $   8.51   $   7.41   $     --
       11.7%     (18.6%)        --      19.6%     (29.9%)        --      14.8%     (25.9%)        --
       (0.7%)     (0.4%)        --      (0.7%)     (1.5%)        --      (0.7%)     (1.5%)        --

    $     29   $     10   $     --   $     66   $     15   $     --   $     80   $     14   $     --
           3          1         --          5          2         --          8          2         --
    $  10.81   $   9.70   $     --   $  12.18   $  10.20   $     --   $   9.52   $   8.31   $     --
       11.5%      (3.0%)        --      19.4%       2.0%         --      14.6%     (16.9%)        --
       (0.9%)     (0.7%)        --      (0.9%)     (1.9%)        --      (0.9%)     (1.9%)        --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         TOTAL RETURN--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $218,052   $213,473   $296,704   $338,661   $305,978   $203,518
Units Outstanding..................................      13,999     14,813     16,939     17,027     14,509     11,136
Unit Value.........................................    $  15.58   $  14.41   $  17.52   $  19.89   $  21.09   $  18.28
Total Return.......................................        8.1%     (17.7%)    (11.9%)     (5.7%)     15.4%      25.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.9%       1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,004   $  1,847   $  2,444   $  2,730   $     --   $     --
Units Outstanding..................................         279        278        302        297         --         --
Unit Value.........................................    $   7.18   $   6.64   $   8.09   $   9.20   $     --   $     --
Total Return.......................................        8.0%     (17.8%)    (12.1%)     (8.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.8%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,989   $ 11,221   $  5,557   $    495   $     --   $     --
Units Outstanding..................................       2,471      1,762        717         56         --         --
Unit Value.........................................    $   6.88   $   6.37   $   7.75   $   8.82   $     --   $     --
Total Return.......................................        8.0%     (17.9%)    (12.1%)    (11.8%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      2.0%       3.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  4,625   $  2,063   $     --   $     --   $     --   $     --
Units Outstanding..................................         490        236         --         --         --         --
Unit Value.........................................    $   9.43   $   8.73   $     --   $     --   $     --   $     --
Total Return.......................................        8.1%     (12.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      9.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    216   $     12   $     --   $     --   $     --   $     --
Units Outstanding..................................          20          1         --         --         --         --
Unit Value.........................................    $  10.71   $   9.93   $     --   $     --   $     --   $     --
Total Return.......................................        7.8%      (0.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     21.3%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                         VALUE--INITIAL CLASS
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $175,321   $169,824   $213,977   $168,711   $165,397   $157,643
      11,276     11,706     11,482      8,963      9,782     10,004
    $  15.55   $  14.51   $  18.64   $  18.82   $  16.91   $  15.76
        7.2%     (22.2%)     (1.0%)     11.3%       7.3%      (5.5%)
       (0.7%)        --       0.2%

    $    887   $    903   $    802   $    239   $     --   $     --
          98        106         73         22         --         --
    $   9.09   $   8.49   $  10.92   $  11.04   $     --   $     --
        7.1%     (22.3%)     (1.1%)     10.4%         --         --
       (0.7%)        --       0.7%

    $ 28,700   $ 22,026   $ 10,836   $     69   $     --   $     --
       3,303      2,714      1,037          7         --         --
    $   8.69   $   8.11   $  10.44   $  10.57   $     --   $     --
        7.1%     (22.3%)     (1.2%)      5.7%         --         --
       (0.8%)      0.5%       2.3%

    $  8,429   $  3,870   $     --   $     --   $     --   $     --
       1,026        505         --         --         --         --
    $   8.22   $   7.67   $     --   $     --   $     --   $     --
        7.1%     (23.3%)        --         --         --         --
       (0.7%)      4.7%         --

    $    160   $     50   $     --   $     --   $     --   $     --
          18          6         --         --         --         --
    $   8.92   $   8.34   $     --   $     --   $     --   $     --
        6.9%     (16.6%)        --         --         --         --
       (0.9%)      7.0%         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --


                               MAINSTAY VP
                            AMERICAN CENTURY
                     INCOME & GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2003       2002       2001       2000       1999       1998
     ---------------------------------------------------------------
     $ 37,699   $ 43,336   $ 55,929   $ 60,445   $ 50,328   $ 24,568
        4,288      5,461      5,593      5,454      3,997      2,263
     $   8.79   $   7.94   $  10.00   $  11.08   $  12.59   $  10.86
        10.8%     (20.6%)     (9.8%)    (12.0%)     16.0%       8.6%
        (0.7%)     (0.3%)     (0.6%)

     $    253   $    213   $     71   $    154   $     --   $     --
           35         32          9         17         --         --
     $   7.28   $   6.57   $   8.29   $   9.21   $     --   $     --
        10.7%     (20.8%)    (10.0%)     (7.9%)        --         --
        (0.8%)      0.2%      (0.7%)

     $  5,596   $  3,274   $  1,388   $    218   $     --   $     --
          784        507        170         24         --         --
     $   7.14   $   6.45   $   8.15   $   9.05   $     --   $     --
        10.7%     (20.8%)     (9.9%)     (9.5%)        --         --
        (0.8%)      0.1%         --

     $  1,447   $    529   $     --   $     --   $     --   $     --
          160         65         --         --         --         --
     $   9.03   $   8.15   $     --   $     --   $     --   $     --
        10.8%     (18.5%)        --         --         --         --
        (0.7%)      4.7%         --

     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $  10.00   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --

     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                                   DREYFUS
                                                                     LARGE COMPANY VALUE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,513   $ 34,818   $ 44,680   $ 37,822   $ 25,701   $ 16,599
Units Outstanding..................................       3,238      4,314      4,211      3,356      2,397      1,629
Unit Value.........................................    $   8.81   $   8.07   $  10.61   $  11.27   $  10.72   $  10.19
Total Return.......................................        9.1%     (23.9%)     (5.9%)      5.1%       5.2%       1.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     (0.8%)     (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    324   $    309   $    336   $    178   $     --   $     --
Units Outstanding..................................          40         41         34         17         --         --
Unit Value.........................................    $   8.16   $   7.49   $   9.86   $  10.49   $     --   $     --
Total Return.......................................        9.0%     (24.0%)     (6.0%)      4.9%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.9%)     (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $  8,695   $  5,637   $  4,231   $    147   $     --   $     --
Units Outstanding..................................       1,079        762        434         14         --         --
Unit Value.........................................    $   8.06   $   7.40   $   9.74   $  10.37   $     --   $     --
Total Return.......................................        9.0%     (24.1%)     (6.1%)      3.7%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.8%)      0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,859   $    810   $     --   $     --   $     --   $     --
Units Outstanding..................................         213        101         --         --         --         --
Unit Value.........................................    $   8.71   $   7.99   $     --   $     --   $     --   $     --
Total Return.......................................        9.1%     (20.1%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     18   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           2         --         --         --         --         --
Unit Value.........................................    $  11.51   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       15.1%         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)        --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP                                      MAINSTAY VP
                              EAGLE ASSET                                      LORD ABBETT
                              MANAGEMENT                                        DEVELOPING
                     GROWTH EQUITY--INITIAL CLASS                         GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 87,492   $ 82,525   $132,751   $157,719   $ 52,015   $ 16,434   $ 21,384   $ 17,566   $ 25,662
       7,907      8,375      9,537      9,323      2,730      1,408      3,035      2,893      2,959
    $  11.07   $   9.85   $  13.92   $  16.92   $  19.06   $  11.68   $   7.05   $   6.07   $   8.67
       12.3%     (29.2%)    (17.7%)    (11.2%)     63.2%      16.8%      16.0%     (30.0%)     (8.6%)
       (0.7%)     (1.3%)     (1.4%)                                      (0.7%)     (1.4%)     (1.4%)

    $    535   $    479   $    537   $    528   $     --   $     --   $    178   $    109   $     52
          86         87         69         55         --         --         26         19          6
    $   6.20   $   5.52   $   7.81   $   9.51   $     --   $     --   $   6.76   $   5.83   $   8.33
       12.2%     (29.3%)    (17.9%)     (4.9%)        --         --      15.9%     (30.1%)     (8.8%)
       (0.8%)     (1.5%)     (1.6%)                                      (0.8%)     (1.6%)     (1.6%)

    $ 13,135   $  8,998   $  9,015   $  1,686   $     --   $     --   $  3,449   $  1,601   $    906
       2,482      1,907      1,350        207         --         --        508        273        108
    $   5.29   $   4.72   $   6.68   $   8.13   $     --   $     --   $   6.79   $   5.86   $   8.38
       12.2%     (29.4%)    (17.8%)    (18.7%)        --         --      15.9%     (30.1%)     (8.8%)
       (0.8%)     (1.5%)     (1.6%)                                      (0.8%)     (1.6%)     (1.6%)

    $  2,725   $  1,117   $     --   $     --   $     --   $     --   $    911   $    321   $     --
         307        141         --         --         --         --        102         42         --
    $   8.87   $   7.90   $     --   $     --   $     --   $     --   $   8.96   $   7.72   $     --
       12.3%     (21.0%)        --         --         --         --      16.0%     (22.8%)        --
       (0.7%)     (1.1%)        --                                       (0.7%)     (1.5%)        --

    $     22   $     --   $     --   $     --   $     --   $     --   $      7   $     --   $     --
           2         --         --         --         --         --          1         --         --
    $  10.77   $   9.60   $     --   $     --   $     --   $     --   $  11.18   $     --   $     --
       12.2%      (4.0%)        --         --         --         --      11.8%         --         --
       (0.9%)        --         --                                       (0.9%)        --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --                                          --         --         --

              MAINSTAY VP
              LORD ABBETT
               DEVELOPING
         GROWTH--INITIAL CLASS
     ------------------------------
       2000       1999       1998
     ------------------------------
     $ 29,808   $ 27,072   $ 14,349
        3,141      2,276      1,573
     $   9.49   $  11.89   $   9.12
       (20.2%)     30.4%      (8.8%)

     $     85   $     --   $     --
            9         --         --
     $   9.13   $     --   $     --
        (8.7%)        --         --

     $     40   $     --   $     --
            4         --         --
     $   9.19   $     --   $     --
        (8.1%)        --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  ALGER
                                                                                 AMERICAN
                                                                                  SMALL
                                                                      CAPITALIZATION--CLASS O SHARES
                                                       ------------------------------------------------------------
                                                        2003       2002       2001       2000      1999      1998
                                                       ------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $49,652   $ 44,207   $ 66,445   $ 93,083   $51,860   $22,802
Units Outstanding..................................      7,049      7,192      7,864      7,657     3,063     1,904
Unit Value.........................................    $  7.04   $   6.15   $   8.45   $  12.16   $ 16.93   $ 11.97
Total Return.......................................      14.6%     (27.3%)    (30.5%)    (28.2%)    41.4%     13.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)     (1.4%)     (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   491   $    417   $    514   $    588   $    --   $    --
Units Outstanding..................................         99         97         87         69        --        --
Unit Value.........................................    $  4.94   $   4.31   $   5.94   $   8.56   $    --   $    --
Total Return.......................................      14.5%     (27.4%)    (30.6%)    (14.4%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.8%)     (1.6%)     (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 7,896   $  5,200   $  5,162   $  1,125   $    --   $    --
Units Outstanding..................................      1,723      1,299        936        142        --        --
Unit Value.........................................    $  4.58   $   4.00   $   5.51   $   7.95   $    --   $    --
Total Return.......................................      14.5%     (27.4%)    (30.7%)    (20.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.8%)     (1.6%)     (1.6%)

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,334   $    376   $     --   $     --   $    --   $    --
Units Outstanding..................................        142         46         --         --        --        --
Unit Value.........................................    $  9.38   $   8.19   $     --   $     --   $    --   $    --
Total Return.......................................      14.6%     (18.1%)        --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)     (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................    $    31   $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          3         --         --         --        --        --
Unit Value.........................................    $ 11.06   $     --   $     --   $     --   $    --   $    --
Total Return.......................................      10.6%         --         --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.9%)        --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................         --         --         --         --        --        --
Unit Value.........................................    $    --   $     --   $     --   $     --   $    --   $    --
Total Return.......................................         --         --         --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     AMSOUTH                          AMSOUTH                          AMSOUTH
                     ENHANCED                      INTERNATIONAL                        LARGE
                   MARKET FUND                      EQUITY FUND                        CAP FUND
          ------------------------------   ------------------------------   ------------------------------
            2003       2002       2001       2003       2002       2001       2003       2002       2001
          ------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $  1,800   $  1,562   $  1,112   $    182   $    139   $    116   $  3,099   $  2,526   $  1,883
               250        239        127         24         21         14        427        385        216
          $   7.19   $   6.53   $   8.75   $   7.64   $   6.71   $   8.16   $   7.26   $   6.57   $   8.72
             10.2%     (25.4%)    (12.5%)     13.8%     (17.7%)    (18.4%)     10.6%     (24.7%)    (12.8%)
             (0.5%)     (1.1%)     (1.5%)     (0.8%)     (1.3%)     (1.6%)     (0.7%)     (1.4%)     (1.6%)

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --


                     AMSOUTH
                   MID CAP FUND
          ------------------------------
            2003       2002       2001
          ------------------------------
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

          $  1,000   $    826   $    515
               160        146         70
          $   6.25   $   5.66   $   7.38
             10.3%     (23.2%)    (26.2%)
             (0.8%)     (1.6%)     (1.6%)

          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   CALVERT
                                                                                   SOCIAL
                                                                                  BALANCED
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 24,288   $ 23,139   $ 27,380   $ 26,540   $ 18,487   $ 10,047
Units Outstanding..................................       1,578      1,627      1,668      1,484        987        594
Unit Value.........................................    $  15.39   $  14.22   $  16.41   $  17.89   $  18.72   $  16.92
Total Return.......................................        8.2%     (13.4%)     (8.3%)     (4.5%)     10.7%      14.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    115   $    111   $     98   $    103   $     --   $     --
Units Outstanding..................................          14         15         11         11         --         --
Unit Value.........................................    $   8.02   $   7.42   $   8.57   $   9.36   $     --   $     --
Total Return.......................................        8.2%     (13.5%)     (8.4%)     (6.4%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      1.5%       2.0%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,626   $  3,779   $  1,957   $    177   $     --   $     --
Units Outstanding..................................         722        524        235         19         --         --
Unit Value.........................................    $   7.79   $   7.21   $   8.34   $   9.10   $     --   $     --
Total Return.......................................        8.1%     (13.5%)     (8.4%)     (9.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      2.5%       5.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,059   $    352   $     --   $     --   $     --   $     --
Units Outstanding..................................         106         38         --         --         --         --
Unit Value.........................................    $   9.98   $   9.23   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%      (7.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      8.8%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     33   $      5   $     --   $     --   $     --   $     --
Units Outstanding..................................           3          1         --         --         --         --
Unit Value.........................................    $  10.89   $  10.08   $     --   $     --   $     --   $     --
Total Return.......................................        8.0%       0.8%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     22.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     67   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           7         --         --         --         --         --
Unit Value.........................................    $   9.95   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       (0.5%)        --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)        --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              DREYFUS IP                                       FIDELITY(R)
              TECHNOLOGY                                           VIP
               GROWTH--                                      CONTRAFUND(R)--
            INITIAL SHARES                                    INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $  8,338   $  4,790   $  3,197   $250,925   $238,091   $279,422   $319,564   $245,305   $117,113
       1,144        815        325     15,842     16,358     17,160     16,983     12,004      7,022
    $   7.29   $   5.88   $   9.84   $  15.84   $  14.56   $  16.28   $  18.82   $  20.44   $  16.68
       24.0%     (40.3%)     (1.6%)      8.8%     (10.6%)    (13.5%)     (7.9%)     22.5%      28.2%
       (0.7%)     (1.4%)     (1.4%)     (0.2%)     (0.6%)     (0.6%)

    $    106   $    156   $     23   $  1,091   $    981   $    883   $    452   $     --   $     --
          12         22          2        131        128        103         46         --         --
    $   8.90   $   7.18   $  12.03   $   8.33   $   7.66   $   8.58   $   9.93   $     --   $     --
       23.9%     (40.3%)     20.3%       8.7%     (10.7%)    (13.6%)     (0.7%)        --         --
       (0.8%)     (1.6%)     (1.6%)     (0.3%)     (0.8%)     (1.0%)

    $  6,270   $  2,060   $    587   $ 31,189   $ 19,347   $  9,054   $  1,410   $     --   $     --
         846        344         58      3,895      2,627      1,097        147         --         --
    $   7.41   $   5.98   $  10.03   $   8.01   $   7.37   $   8.26   $   9.56   $     --   $     --
       23.9%     (40.4%)      0.3%       8.7%     (10.8%)    (13.6%)     (4.4%)        --         --
       (0.8%)     (1.6%)     (1.6%)     (0.4%)     (1.0%)     (1.3%)

    $  1,311   $    367   $     --   $  8,550   $  3,664   $     --   $     --   $     --   $     --
         148         51         --        911        425         --         --         --         --
    $   8.88   $   7.16   $     --   $   9.39   $   8.63   $     --   $     --   $     --   $     --
       24.0%     (28.4%)        --       8.8%     (13.7%)        --         --         --         --
       (0.7%)     (1.5%)        --      (0.3%)     (1.5%)        --

    $     16   $     --   $     --   $    276   $     53   $     --   $     --   $     --   $     --
           1         --         --         25          5         --         --         --         --
    $  11.83   $     --   $     --   $  11.18   $  10.30   $     --   $     --   $     --   $     --
       18.3%         --         --       8.6%       3.0%         --         --         --         --
       (0.9%)        --         --      (0.6%)     (1.9%)        --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                               FIDELITY(R)
                                                                                   VIP
                                                                             EQUITY-INCOME--
                                                                              INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $151,037   $144,348   $175,541   $158,987   $123,982   $ 84,984
Units Outstanding..................................    10,990     11,548     11,501      9,762      8,139      5,850
Unit Value.........................................  $  13.74   $  12.50   $  15.26   $  16.29   $  15.23   $  14.53
Total Return.......................................      9.9%     (18.1%)     (6.3%)      6.9%       4.9%      10.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.3%       0.3%       0.2%

SERIES II POLICIES (b)
Net Assets.........................................  $    684   $    626   $    529   $    286   $     --   $     --
Units Outstanding..................................        76         77         53         27         --         --
Unit Value.........................................  $   8.96   $   8.15   $   9.97   $  10.65   $     --   $     --
Total Return.......................................      9.9%     (18.2%)     (6.4%)      6.5%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.2%         --      (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................  $ 27,738   $ 20,493   $ 12,157   $    275   $     --   $     --
Units Outstanding..................................     3,145      2,552      1,237         26         --         --
Unit Value.........................................  $   8.82   $   8.03   $   9.83   $  10.51   $     --   $     --
Total Return.......................................      9.8%     (18.3%)     (6.5%)      5.1%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.0%      (0.3%)     (1.4%)

SERIES IV POLICIES (d)
Net Assets.........................................  $  5,609   $  2,204   $     --   $     --   $     --   $     --
Units Outstanding..................................       626        270         --         --         --         --
Unit Value.........................................  $   8.96   $   8.15   $     --   $     --   $     --   $     --
Total Return.......................................      9.9%     (18.5%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................  $    212   $     72   $     --   $     --   $     --   $     --
Units Outstanding..................................        23          9         --         --         --         --
Unit Value.........................................  $   9.04   $   8.24   $     --   $     --   $     --   $     --
Total Return.......................................      9.7%     (17.6%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      (1.9%)        --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Unit Value.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                              JANUS ASPEN                                         SERIES
                                SERIES                                          WORLDWIDE
                    BALANCED--INSTITUTIONAL SHARES                     GROWTH--INSTITUTIONAL SHARES
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $541,815   $534,854   $607,299   $598,090   $338,125   $104,735   $247,912   $250,712   $385,523
      30,108     31,372     32,862     30,425     16,575      6,418     19,478     20,859     23,563
    $  18.00   $  17.05   $  18.48   $  19.66   $  20.40   $  16.32   $  12.73   $  12.02   $  16.36
        5.6%      (7.7%)     (6.0%)     (3.6%)     25.0%      32.4%       5.9%     (26.5%)    (23.5%)
        0.6%       1.0%       1.3%                                        0.2%      (0.5%)     (0.9%)

    $  2,584   $  2,506   $  2,538   $  1,636   $     --   $     --   $  1,033   $  1,024   $  1,111
         277        283        264        160         --         --        190        199        159
    $   9.34   $   8.85   $   9.61   $  10.24   $     --   $     --   $   5.43   $   5.13   $   7.00
        5.5%      (7.9%)     (6.2%)      2.4%         --         --       5.8%     (26.6%)    (23.6%)
        0.5%       0.9%       1.4%                                          --      (0.9%)     (1.1%)

    $ 72,238   $ 54,824   $ 26,039   $  2,842   $     --   $     --   $ 26,038   $ 13,227   $ 11,124
       8,216      6,575      2,875        294         --         --      5,221      2,806      1,730
    $   8.79   $   8.34   $   9.06   $   9.65   $     --   $     --   $   4.99   $   4.71   $   6.43
        5.4%      (7.9%)     (6.1%)     (3.5%)        --         --       5.8%     (26.7%)    (23.6%)
        0.6%       1.5%       2.4%                                        0.4%      (0.6%)     (0.9%)

    $ 18,016   $  8,129   $     --   $     --   $     --   $     --   $  4,847   $  2,078   $     --
       1,857        884         --         --         --         --        588        267         --
    $   9.70   $   9.19   $     --   $     --   $     --   $     --   $   8.24   $   7.79   $     --
        5.5%      (8.1%)        --         --         --         --       5.9%     (22.1%)        --
        1.0%       4.2%         --                                        0.5%       1.0%         --

    $    373   $     82   $     --   $     --   $     --   $     --   $     29   $     --   $     --
          37          9         --         --         --         --          3         --         --
    $  10.08   $   9.57   $     --   $     --   $     --   $     --   $  10.53   $   9.96   $     --
        5.3%      (4.3%)        --         --         --         --       5.7%      (0.4%)        --
        1.3%       3.2%         --                                        1.1%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --                                          --         --         --

              JANUS ASPEN
                 SERIES
               WORLDWIDE
      GROWTH--INSTITUTIONAL SHARES
     ------------------------------
       2000       1999       1998
     ------------------------------
     $506,390   $329,694   $124,614
       23,672     12,816      7,855
     $  21.39   $  25.73   $  15.86
       (16.8%)     62.2%      27.1%

     $  1,165   $     --   $     --
          127         --         --
     $   9.16   $     --   $     --
        (8.4%)        --         --

     $  2,806   $     --   $     --
          333         --         --
     $   8.42   $     --   $     --
       (15.8%)        --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   MFS(R)
                                                                                  INVESTORS
                                                                                    TRUST
                                                                            SERIES--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 22,704   $ 22,189   $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       2,969      3,138      3,303      2,695      1,685        435
Unit Value.........................................    $   7.65   $   7.07   $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................        8.2%     (22.1%)    (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................          --      (0.8%)     (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    306   $    260   $    231   $    102   $     --   $     --
Units Outstanding..................................          45         41         29         11         --         --
Unit Value.........................................    $   6.79   $   6.28   $   8.07   $   9.75   $     --   $     --
Total Return.......................................        8.1%     (22.2%)    (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)     (1.0%)     (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,855   $  4,309   $  4,146   $    305   $     --   $     --
Units Outstanding..................................         727        698        522         32         --         --
Unit Value.........................................    $   6.68   $   6.18   $   7.94   $   9.60   $     --   $     --
Total Return.......................................        8.1%     (22.2%)    (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)     (1.1%)     (1.4%)

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,022   $    463   $     --   $     --   $     --   $     --
Units Outstanding..................................         116         57         --         --         --         --
Unit Value.........................................    $   8.80   $   8.14   $     --   $     --   $     --   $     --
Total Return.......................................        8.1%     (18.6%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --      (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................    $     35   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           3         --         --         --         --         --
Unit Value.........................................    $  11.21   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       12.1%         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                MFS(R)                                            MFS(R)
                               RESEARCH                                         UTILITIES
                         SERIES--INITIAL CLASS                            SERIES--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 30,947   $ 29,511   $ 46,896   $ 50,417   $ 13,236   $  2,729   $    458   $    299   $    135
       3,915      4,107      4,857      4,054        999        252         57         45         15
    $   7.91   $   7.19   $   9.66   $  12.44   $  13.25   $  10.83   $   8.08   $   6.72   $   8.83
       10.0%     (25.6%)    (22.4%)     (6.2%)     22.3%       8.3%      20.2%     (23.8%)    (11.7%)
          --      (1.1%)     (1.4%)                                       1.8%       1.0%      (1.4%)

    $    289   $    270   $    376   $    586   $     --   $     --   $     12   $     10   $     --
          51         53         55         66         --         --          1          1         --
    $   5.61   $   5.10   $   6.87   $   8.86   $     --   $     --   $   9.53   $   7.93   $  10.43
        9.9%     (25.7%)    (22.5%)    (11.4%)        --         --      20.1%     (23.9%)      4.3%
       (0.1%)     (1.3%)     (1.5%)                                       1.7%      (1.2%)     (1.6%)

    $  5,374   $  4,401   $  5,269   $  1,516   $     --   $     --   $    906   $    390   $    258
       1,000        900        801        179         --         --        119         62         31
    $   5.37   $   4.89   $   6.58   $   8.49   $     --   $     --   $   7.62   $   6.35   $   8.35
        9.9%     (25.7%)    (22.5%)    (15.1%)        --         --      20.1%     (24.0%)    (16.5%)
       (0.1%)     (1.3%)     (1.6%)                                       2.0%       1.4%      (1.6%)

    $    813   $    357   $     --   $     --   $     --   $     --   $     86   $     41   $     --
          94         45         --         --         --         --          7          4         --
    $   8.67   $   7.89   $     --   $     --   $     --   $     --   $  12.24   $  10.18   $     --
       10.0%     (21.1%)        --         --         --         --      20.2%       1.8%         --
        0.1%      (1.5%)        --                                        2.0%      (1.5%)        --

    $      1   $     --   $     --   $     --   $     --   $     --   $      5   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $  10.60   $   9.65   $     --   $     --   $     --   $     --   $  10.99   $     --   $     --
        9.8%      (3.5%)        --         --         --         --       9.9%         --         --
       (0.2%)     (1.9%)        --                                       (0.9%)        --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --                                          --         --         --

               NEUBERGER
                 BERMAN
                  AMT
                MID-CAP
            GROWTH--CLASS I
     ------------------------------
       2003       2002       2001
     ------------------------------
     $  1,973   $  1,673   $    464
          263        249         48
     $   7.49   $   6.72   $   9.64
        11.4%     (30.3%)     (3.6%)
        (0.7%)     (1.4%)     (1.4%)


     $     28   $     26   $      1
            4          4         --
     $   7.73   $   6.94   $   9.98
        11.3%     (30.4%)     (0.2%)
        (0.8%)     (1.6%)     (1.6%)

     $  1,499   $  1,192   $    184
          193        171         18
     $   7.78   $   6.99   $  10.05
        11.3%     (30.5%)      0.5%
        (0.8%)     (1.6%)     (1.6%)

     $    445   $    156   $     --
           41         16         --
     $  10.79   $   9.68   $     --
        11.4%      (3.2%)        --
        (0.7%)     (1.5%)        --

     $     24   $     --   $     --
            2         --         --
     $  10.48   $   9.42   $     --
        11.2%      (5.8%)        --
        (0.9%)     (1.9%)        --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                T. ROWE PRICE
                                                                                   EQUITY
                                                                              INCOME PORTFOLIO
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 98,817   $ 89,634   $ 85,476   $ 42,484   $ 24,724   $ 10,082
Units Outstanding..................................       9,169      9,056      7,398      3,679      2,387        995
Unit Value.........................................    $  10.74   $   9.90   $  11.55   $  11.55   $  10.36   $  10.13
Total Return.......................................        8.5%     (14.3%)        --      11.5%       2.3%       1.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.3%       0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,167   $  1,044   $    902   $    146   $     --   $     --
Units Outstanding..................................         113        110         81         13         --         --
Unit Value.........................................    $  10.26   $   9.47   $  11.07   $  11.08   $     --   $     --
Total Return.......................................        8.4%     (14.5%)        --      10.8%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --       0.1%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,524   $ 22,371   $  9,712   $     98   $     --   $     --
Units Outstanding..................................       3,223      2,412        895          9         --         --
Unit Value.........................................    $  10.05   $   9.27   $  10.85   $  10.86   $     --   $     --
Total Return.......................................        8.4%     (14.5%)        --       8.6%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.3%       0.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,074   $  3,453   $     --   $     --   $     --   $     --
Units Outstanding..................................         902        420         --         --         --         --
Unit Value.........................................    $   8.91   $   8.22   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%     (17.8%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%       1.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    288   $    117   $     --   $     --   $     --   $     --
Units Outstanding..................................          32         14         --         --         --         --
Unit Value.........................................    $   9.10   $   8.41   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%     (15.9%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.8%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             VAN ECK                                                   VAN KAMPEN
                            WORLDWIDE                                                      UIF
                              HARD                                                  EMERGING MARKETS
                             ASSETS                                                  EQUITY--CLASS I
    ---------------------------------------------------------   ---------------------------------------------------------
     2003      2002      2001      2000      1999      1998      2003      2002      2001      2000      1999      1998
    ---------------------------------------------------------------------------------------------------------------------
    $ 6,189   $ 6,351   $ 3,510   $ 4,929   $ 2,066   $   424   $23,130   $22,764   $25,016   $28,721   $23,677   $ 6,216
        657       714       378       469       216        53     2,941     3,213     3,172     3,358     1,659       841
    $  9.42   $  8.89   $  9.28   $ 10.51   $  9.57   $  8.02   $  7.86   $  7.09   $  7.89   $  8.55   $ 14.27   $  7.40
       5.9%     (4.2%)   (11.7%)     9.9%     19.3%    (19.8%)    11.0%    (10.2%)    (7.7%)   (40.1%)    93.0%    (25.2%)
      (0.2%)    (0.9%)       --                                   (0.7%)    (1.4%)    (1.4%)

    $    57   $    49   $    29   $    25   $    --   $    --   $ 1,072   $   109   $ 5,828   $    38   $    --   $    --
          6         6         3         2        --        --       189        21     1,019         6        --        --
    $  9.35   $  8.83   $  9.24   $ 10.48   $    --   $    --   $  5.68   $  5.12   $  5.72   $  6.21   $    --   $    --
       5.8%     (4.3%)   (11.8%)     4.8%        --        --     10.9%    (10.4%)    (7.9%)   (37.9%)       --        --
      (0.3%)    (1.3%)     2.2%                                   (0.8%)    (1.6%)    (1.6%)

    $ 2,915   $ 2,229   $   238   $    53   $    --   $    --   $ 4,109   $ 2,432   $   594   $    54   $    --   $    --
        308       249        25         5        --        --       622       408        89         7        --        --
    $  9.48   $  8.96   $  9.37   $ 10.63   $    --   $    --   $  6.60   $  5.96   $  6.64   $  7.22   $    --   $    --
       5.8%     (4.4%)   (11.9%)     6.3%        --        --     10.9%    (10.3%)    (8.0%)   (27.8%)       --        --
      (0.3%)    (1.4%)    (0.5%)                                  (0.8%)    (1.6%)    (1.6%)

    $   622   $   326   $    --   $    --   $    --   $    --   $   828   $   456   $    --   $    --   $    --   $    --
         70        39        --        --        --        --        95        58        --        --        --        --
    $  8.92   $  8.42   $    --   $    --   $    --   $    --   $  8.74   $  7.88   $    --   $    --   $    --   $    --
       5.9%    (15.8%)       --        --        --        --     11.0%    (21.2%)       --        --        --        --
      (0.3%)    (1.5%)       --                                   (0.7%)    (1.5%)       --

    $     1   $    --   $    --   $    --   $    --   $    --   $     8   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --         1        --        --        --        --        --
    $ 11.31   $    --   $    --   $    --   $    --   $    --   $ 11.27   $    --   $    --   $    --   $    --   $    --
      13.1%        --        --        --        --        --     12.7%        --        --        --        --        --
      (0.9%)       --        --                                   (0.9%)       --        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --        --
         --        --        --                                      --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


    The following table presents financial highlights for each Investment Division as of June 30, 2003:

                                                                             MAINSTAY VP
                                                          MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                             BOND--         APPRECIATION--     CONVERTIBLE--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         449      $         212      $         183
Units Outstanding.....................................              45                 22                 18
Unit Value............................................   $        9.95      $        9.78      $        9.93
Total Return..........................................           (0.5%)             (2.2%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $         487      $         150      $         575
Units Outstanding.....................................              49                 15                 58
Unit Value............................................   $        9.96      $        9.89      $        9.97
Total Return..........................................           (0.4%)             (1.1%)             (0.3%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         491      $         298      $         407
Units Outstanding.....................................              49                 30                 41
Unit Value............................................   $        9.96      $        9.78      $        9.88
Total Return..........................................           (0.4%)             (2.2%)             (1.2%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $          23      $          --      $          65
Units Outstanding.....................................               2                 --                  7
Unit Value............................................   $        9.89      $          --      $        9.88
Total Return..........................................           (1.1%)                --              (1.2%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)                --              (0.2%)

SERIES VI POLICIES (e)
Net Assets............................................   $         367      $         190      $         125
Units Outstanding.....................................              37                 19                 13
Unit Value............................................   $        9.95      $        9.78      $        9.81
Total Return..........................................           (0.5%)             (2.2%)             (1.9%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $          94      $         353      $         109      $         637      $         494
                10                 36                 11                 62                 50
     $        9.71      $        9.91      $        9.95      $       10.20      $        9.88
             (2.9%)             (0.9%)             (0.5%)              2.0%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $         436      $         466      $         137      $       1,738      $         609
                44                 47                 14                171                 62
     $        9.83      $        9.86      $        9.91      $       10.16      $        9.84
             (1.7%)             (1.4%)             (0.9%)              1.6%              (1.6%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $         278      $         477      $         300      $       2,117      $       1,264
                29                 48                 30                206                128
     $        9.71      $        9.92      $        9.95      $       10.26      $        9.88
             (2.9%)             (0.8%)             (0.5%)              2.6%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $          15      $          40      $          --      $         206      $          --
                 2                  4                 --                 20                 --
     $        9.67      $        9.92      $          --      $       10.18      $          --
             (3.3%)             (0.8%)                --               1.8%                 --
             (0.2%)             (0.2%)                --              (0.2%)                --

     $         155      $         347      $          84      $         565      $         161
                16                 35                  8                 55                 16
     $        9.71      $        9.91      $        9.95      $       10.20      $        9.88
             (2.9%)             (0.9%)             (0.5%)              2.0%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          MAINSTAY VP                           MAINSTAY VP
                                                         INTERNATIONAL       MAINSTAY VP          MID CAP
                                                            EQUITY--        MID CAP CORE--        GROWTH--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                         ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $          33      $         109      $         101
Units Outstanding.....................................               3                 11                 10
Unit Value............................................   $        9.94      $        9.88      $       10.13
Total Return..........................................           (0.6%)             (1.2%)              1.3%
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $          45      $         103      $         141
Units Outstanding.....................................               5                 11                 14
Unit Value............................................   $        9.79      $        9.82      $        9.93
Total Return..........................................           (2.1%)             (1.8%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         213      $         195      $         577
Units Outstanding.....................................              22                 20                 58
Unit Value............................................   $        9.82      $        9.82      $        9.93
Total Return..........................................           (1.8%)             (1.8%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $           4      $          --      $           7
Units Outstanding.....................................              --                 --                  1
Unit Value............................................   $        9.57      $          --      $        9.76
Total Return..........................................           (4.3%)                --              (2.4%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)                --              (0.2%)

SERIES VI POLICIES (e)
Net Assets............................................   $           2      $          64      $          71
Units Outstanding.....................................              --                  7                  7
Unit Value............................................   $        9.65      $        9.76      $       10.13
Total Return..........................................           (3.5%)             (2.4%)              1.3%
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $          61      $         123      $         218       $           8      $          67
                 6                 13                 22                   1                  7
     $       10.07      $        9.84      $        9.86       $        9.67      $        9.80
              0.7%              (1.6%)             (1.4%)              (3.3%)             (2.0%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $         110      $         115      $         161       $          28      $          89
                11                 12                 16                   3                  9
     $       10.15      $        9.83      $        9.82       $        9.96      $        9.79
              1.5%              (1.7%)             (1.8%)              (0.4%)             (2.1%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $         128      $         209      $         306       $          35      $         156
                13                 21                 31                   4                 16
     $        9.88      $        9.96      $       10.01       $        9.89      $        9.78
             (1.2%)             (0.4%)              0.1%               (1.1%)             (2.2%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $          --      $           8      $          --       $           1      $          --
                --                  1                 --                  --                 --
     $          --      $        9.72      $          --       $        9.81      $          --
                --              (2.8%)                --               (1.9%)                --
                --              (0.2%)                --               (0.2%)                --

     $          73      $          28      $          95       $          37      $          54
                 7                  3                 10                   4                  5
     $       10.07      $        9.70      $        9.86       $        9.83      $        9.78
              0.7%              (3.0%)             (1.4%)              (1.7%)             (2.2%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          MAINSTAY VP        MAINSTAY VP
                                                          EAGLE ASSET        LORD ABBETT       ALGER AMERICAN
                                                           MANAGEMENT         DEVELOPING           SMALL
                                                        GROWTH EQUITY--        GROWTH--       CAPITALIZATION--
                                                         SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $          16      $          19      $          56
Units Outstanding.....................................               2                  2                  6
Unit Value............................................   $        9.89      $        9.89      $        9.94
Total Return..........................................           (1.1%)             (1.1%)             (0.6%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $          84      $          33      $          46
Units Outstanding.....................................               8                  3                  5
Unit Value............................................   $        9.88      $        9.77      $        9.94
Total Return..........................................           (1.2%)             (2.3%)             (0.6%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         127      $         155      $          82
Units Outstanding.....................................              13                 16                  8
Unit Value............................................   $        9.88      $        9.88      $        9.90
Total Return..........................................           (1.2%)             (1.2%)             (1.0%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $           9      $           4      $          --
Units Outstanding.....................................               1                 --                 --
Unit Value............................................   $        9.61      $        9.73      $          --
Total Return..........................................           (3.9%)             (2.7%)                --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)             (0.2%)                --

SERIES VI POLICIES (e)
Net Assets............................................   $          18      $          50      $           6
Units Outstanding.....................................               2                  5                  1
Unit Value............................................   $        9.87      $       10.02      $        9.95
Total Return..........................................           (1.3%)              0.2%              (0.5%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
     $         103      $         345      $         127        $         341        $         100
                11                 34                 13                   34                   10
     $        9.81      $       10.05      $        9.87        $        9.88        $        9.99
             (1.9%)              0.5%              (1.3%)               (1.2%)               (0.1%)
             (0.1%)             (0.1%)             (0.1%)                2.1%                 1.4%

     $         101      $         265      $         198        $         480        $         131
                10                 27                 20                   48                   13
     $        9.74      $        9.97      $        9.75        $        9.94        $        9.93
             (2.6%)             (0.3%)             (2.5%)               (0.6%)               (0.7%)
             (0.1%)             (0.1%)             (0.1%)                2.8%                 1.5%

     $         140      $         260      $         313        $         819        $          83
                14                 26                 32                   83                    8
     $        9.74      $       10.17      $        9.83        $        9.88        $        9.92
             (2.6%)              1.7%              (1.7%)               (1.2%)               (0.8%)
             (0.1%)             (0.1%)             (0.1%)                1.6%                 1.3%

     $          --      $          23      $          --        $          70        $          --
                --                  2                 --                    7                   --
     $          --      $        9.89      $          --        $        9.89        $          --
                --              (1.1%)                --                (1.1%)                  --
                --              (0.2%)                --                 0.9%                   --

     $          19      $          61      $          82        $         221        $           2
                 2                  6                  8                   22                   --
     $        9.73      $        9.90      $        9.81        $        9.89        $        9.76
             (2.7%)             (1.0%)             (1.9%)               (1.1%)               (2.4%)
             (0.1%)             (0.1%)             (0.1%)                2.8%                 1.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $           2       $          30       $          --
Units Outstanding.....................................              --                   3                  --
Unit Value............................................   $        9.77       $        9.88       $          --
Total Return..........................................           (2.3%)              (1.2%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES III POLICIES (b)
Net Assets............................................   $          49       $          70       $          --
Units Outstanding.....................................               5                   7                  --
Unit Value............................................   $        9.85       $        9.81       $          --
Total Return..........................................           (1.5%)              (1.9%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES IV POLICIES (c)
Net Assets............................................   $          74       $          61       $          --
Units Outstanding.....................................               8                   6                  --
Unit Value............................................   $        9.87       $        9.64       $          --
Total Return..........................................           (1.3%)              (3.6%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES V POLICIES (d)
Net Assets............................................   $          --       $          --       $          --
Units Outstanding.....................................              --                  --                  --
Unit Value............................................   $          --       $          --       $          --
Total Return..........................................              --                  --                  --
Ratio of Net Investment Income to Average Net
  Assets..............................................              --                  --                  --

SERIES VI POLICIES (e)
Net Assets............................................   $          16       $           9       $          --
Units Outstanding.....................................               2                   1                  --
Unit Value............................................   $        9.80       $        9.99       $          --
Total Return..........................................           (2.0%)              (0.1%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

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

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $          --         $         233         $          13
                --                    24                     1
     $          --         $        9.86         $       10.31
                --                 (1.4%)                 3.1%
                --                  0.6%                 (0.1%)

     $          --         $         189         $          16
                --                    19                     2
     $          --         $        9.81         $        9.94
                --                 (1.9%)                (0.6%)
                --                  0.6%                 (0.1%)

     $           9         $         220         $           5
                 1                    22                     1
     $       10.00         $        9.86         $       10.27
                --                 (1.4%)                 2.7%
                --                  0.4%                 (0.1%)

     $          --         $          42         $          --
                --                     4                    --
     $          --         $        9.79         $          --
                --                 (2.1%)                   --
                --                  0.1%                    --

     $          --         $         140         $           1
                --                    14                    --
     $          --         $        9.81         $        9.98
                --                 (1.9%)                (0.2%)
                --                  1.3%                    --

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